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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue, 18 th Floor, Seattle, Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18 th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – September 30, 2015

Item 1. Schedule of Investments

2015 QUARTERLY REPORT

Russell Investment Funds

SEPTEMBER 30, 2015

FUND
Multi-Style Equity Fund
Aggressive Equity Fund
Non-U.S. Fund
Core Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2015 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.4%			CVS Health Corp.	2,663	257
Consumer Discretionary - 15.5%			General Mills, Inc.	1,393	78
Alibaba Group Holding, Ltd. - ADR(Æ)	10,233	603	Hershey Co. (The)	18,279	1,679
Amazon.com, Inc.(Æ)	10,696	5,475	Kimberly-Clark Corp.	858	94
Carnival Corp.	8,700	432	Kroger Co. (The)	1,692	61
CBS Corp. Class B	17,621	703	Molson Coors Brewing Co. Class B	5,926	492
Comcast Corp. Class A	60,913	3,464	Mondelez International, Inc. Class A	164,120	6,871
Costco Wholesale Corp.	1,028	149	PepsiCo, Inc.	31,494	2,970
Darden Restaurants, Inc.	16,100	1,103	Philip Morris International, Inc.	3,633	288
Delphi Automotive PLC	5,998	456	Procter & Gamble Co. (The)	8,593	618
Dick's Sporting Goods, Inc.	5,280	262	Reynolds American, Inc.	1,959	87
DISH Network Corp. Class A(Æ)	7,800	455	Sysco Corp.	17,300	674
Estee Lauder Cos., Inc. (The) Class A	8,774	708	Tyson Foods, Inc. Class A	19,601	845
Ford Motor Co.	120,300	1,632	Unilever NV	52,368	2,105
General Dynamics Corp.	681	94	Whole Foods Market, Inc.	46,110	1,459
General Motors Co.	55,700	1,672			24,944
Grupo Televisa SAB - ADR	29,490	767
Hilton Worldwide Holdings, Inc.	27,754	637	Energy - 6.2%
Home Depot, Inc.	3,059	353	Anadarko Petroleum Corp.	6,209	375
Jarden Corp.(Æ)	14,911	729	Chevron Corp.	71,536	5,643
Johnson Controls, Inc.	54,985	2,274	ConocoPhillips	375	18
L Brands, Inc.(Æ)	9,170	826	Core Laboratories NV(Ñ)	29,676	2,962
Las Vegas Sands Corp.	42,530	1,615	EP Energy Corp. Class A(Æ)(Ñ)	13,400	69
Liberty Global PLC Class C(Æ)	32,769	1,344	EQT Corp.	2,300	149
Liberty Global PLC LiLAC(Æ)	20,796	712	Exxon Mobil Corp.	63,034	4,686
Liberty Media Corp.(Æ)	32,000	1,103	FMC Technologies, Inc.(Æ)	9,100	282
Lowe's Cos., Inc.	33,188	2,287	Frank's International NV(Ñ)	25,200	386
McDonald's Corp.	2,264	223	HollyFrontier Corp.	12,700	620
Netflix, Inc.(Æ)	5,166	533	Marathon Petroleum Corp.	26,900	1,246
News Corp. Class A	47,200	596	Newfield Exploration Co.(Æ)	25,527	840
Nike, Inc. Class B	16,044	1,973	Phillips 66	19,700	1,514
Norwegian Cruise Line Holdings, Ltd.(Æ)	6,410	367	Schlumberger, Ltd.	83,518	5,760
Omnicom Group, Inc.	39,000	2,570	Tesoro Corp.	7,700	749
O'Reilly Automotive, Inc.(Æ)	4,146	1,037	Valero Energy Corp.	26,300	1,581
Priceline Group, Inc. (The)(Æ)	2,165	2,678			26,880
PVH Corp.	7,373	752
Royal Caribbean Cruises, Ltd.	28,096	2,503	Financial Services - 20.8%
Stanley Black & Decker, Inc.	4,300	417	ACE, Ltd.	769	80
Starbucks Corp.	77,079	4,381	Aflac, Inc.	946	55
Target Corp.	31,226	2,456	Allstate Corp. (The)	22,250	1,296
Tiffany & Co.	4,494	347	Ally Financial, Inc.(Æ)	140,020	2,853
Time Warner, Inc.	32,213	2,215	American Express Co.	54,781	4,060
TJX Cos., Inc.	52,414	3,744	American Tower Corp.(ö)	41,922	3,688
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	6,985	1,141	Aon PLC	16,300	1,444
Under Armour, Inc. Class A(Æ)	8,946	866	Arch Capital Group, Ltd.(Æ)	12,700	933
VF Corp.	801	55	Bank of America Corp.	64,311	1,002
Viacom, Inc. Class B	16,526	714	Bank of New York Mellon Corp. (The)	41,636	1,630
Wal-Mart Stores, Inc.	39,229	2,544	BB&T Corp.	1,617	58
Walt Disney Co. (The)	22,043	2,253	Berkshire Hathaway, Inc. Class B(Æ)	32,386	4,223
Whirlpool Corp.	20,990	3,091	BlackRock, Inc. Class A	202	60
Yum! Brands, Inc.	7,715	617	Boston Properties, Inc.(ö)	5,650	669
		67,928	Capital One Financial Corp.	41,467	3,008
			Chubb Corp. (The)	533	65
Consumer Staples - 5.7%			Citigroup, Inc.	109,703	5,442
Altria Group, Inc.	16,943	922	Citizens Financial Group, Inc.	44,900	1,071
Archer-Daniels-Midland Co.	21,990	912	Comerica, Inc.	23,800	978
Bunge, Ltd.	13,600	997	Crown Castle International Corp.(ö)	19,960	1,574
Coca-Cola Co. (The)	19,811	795	Discover Financial Services	24,452	1,272
Colgate-Palmolive Co.	31,008	1,968	E*Trade Financial Corp.(Æ)	8,600	226
Constellation Brands, Inc. Class A	6,162	772	Equinix, Inc.(ö)	6,269	1,714

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 3

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Equity Residential(ö)	339	25	HCA Holdings, Inc.(Æ)	9,309	720
FleetCor Technologies, Inc.(Æ)	14,061	1,935	Illumina, Inc.(Æ)	3,028	532
Franklin Resources, Inc.	15,206	567	Intuitive Surgical, Inc.(Æ)	841	387
Goldman Sachs Group, Inc. (The)	11,520	2,002	Johnson & Johnson	63,376	5,916
Hartford Financial Services Group, Inc.	17,975	823	McKesson Corp.	5,906	1,093
Intercontinental Exchange, Inc.	11,620	2,731	Medtronic PLC	47,364	3,171
JPMorgan Chase & Co.	21,823	1,331	Merck & Co., Inc.	58,813	2,905
KeyCorp	77,200	1,004	Mylan NV(Æ)	16,861	679
Lincoln National Corp.	14,500	688	Novartis AG - ADR	31,380	2,884
Markel Corp.(Æ)	3,911	3,136	Patterson Cos., Inc.	17,800	770
Marsh & McLennan Cos., Inc.	1,246	65	Pfizer, Inc.	135,033	4,242
MasterCard, Inc. Class A	27,738	2,500	Qiagen NV(Æ)	39,800	1,027
McGraw Hill Financial, Inc.	7,474	647	Regeneron Pharmaceuticals, Inc.(Æ)	2,488	1,157
MetLife, Inc.	37,339	1,761	St. Jude Medical, Inc.	34,714	2,190
Morgan Stanley	24,600	775	Stryker Corp.	13,209	1,243
Northern Trust Corp.	58,049	3,957	Thermo Fisher Scientific, Inc.	9,085	1,111
PayPal Holdings, Inc.(Æ)	12,200	379	UnitedHealth Group, Inc.	14,528	1,686
PNC Financial Services Group, Inc. (The)	19,921	1,777	Valeant Pharmaceuticals International, Inc.
Principal Financial Group, Inc.	23,400	1,108	(Æ)	203	36
Progressive Corp. (The)	45,300	1,388	Zimmer Biomet Holdings, Inc.	8,263	776
Prudential Financial, Inc.	30,201	2,302			62,944
Public Storage(ö)	342	72
Regions Financial Corp.	120,000	1,081	Materials and Processing - 3.7%
Santander Consumer USA Holdings, Inc.(Æ)	27,800	568	Air Products & Chemicals, Inc.	381	49
Simon Property Group, Inc.(ö)	586	108	Dow Chemical Co. (The)	35,300	1,497
State Street Corp.	29,550	1,986	Ecolab, Inc.	40,273	4,419
SunTrust Banks, Inc.	24,700	945	Masco Corp.	11,800	297
Synchrony Financial(Æ)(Ñ)	31,680	992	Monsanto Co.	41,897	3,576
Thomson Reuters Corp.	727	29	Mosaic Co. (The)	48,690	1,515
Travelers Cos., Inc. (The)	14,973	1,490	PPG Industries, Inc.	16,160	1,417
US Bancorp	76,833	3,151	Praxair, Inc.	11,992	1,221
Visa, Inc. Class A	92,812	6,466	Precision Castparts Corp.	5,790	1,330
Voya Financial, Inc.	27,300	1,058	Scotts Miracle-Gro Co. (The) Class A	500	30
Wells Fargo & Co.	92,784	4,763	Textron, Inc.	26,100	982
		91,011			16,333

Health Care - 14.4%			Producer Durables - 10.2%
Abbott Laboratories	47,283	1,901	3M Co.	1,494	212
Aetna, Inc.	17,702	1,937	Accenture PLC Class A	1,479	145
Agilent Technologies, Inc.	3,900	134	Automatic Data Processing, Inc.	38,798	3,118
Alexion Pharmaceuticals, Inc.(Æ)	2,437	381	B/E Aerospace, Inc.	31,110	1,366
Allergan PLC(Æ)	32,498	8,834	Boeing Co. (The)	19,833	2,598
AmerisourceBergen Corp. Class A	4,823	458	CSX Corp.	43,456	1,169
Amgen, Inc.	16,429	2,272	Cummins, Inc.	339	37
Anthem, Inc.	10,066	1,409	Curtiss-Wright Corp.	5,200	325
Baxalta, Inc.	1,272	40	Deere & Co.	135	10
Baxter International, Inc.	1,272	42	Delta Air Lines, Inc.	44,750	2,008
Becton Dickinson and Co.	388	51	Emerson Electric Co.	1,190	53
Biogen, Inc.(Æ)	1,552	453	FedEx Corp.	14,894	2,144
Bristol-Myers Squibb Co.	24,420	1,445	General Electric Co.	151,790	3,827
Cardinal Health, Inc.	23,158	1,779	Honeywell International, Inc.	71,066	6,728
Celgene Corp.(Æ)	3,756	406	Illinois Tool Works, Inc.	701	58
Cerner Corp.(Æ)	30,060	1,802	JetBlue Airways Corp.(Æ)	13,900	358
Cigna Corp.	6,389	863	Kansas City Southern	19,010	1,728
Danaher Corp.	1,396	119	KBR, Inc.	27,000	450
DexCom, Inc.(Æ)	2,708	233	Lexmark International, Inc. Class A	6,300	183
Edwards Lifesciences Corp.(Æ)	4,768	678	Lockheed Martin Corp.	7,198	1,492
Eli Lilly & Co.	7,411	620	Mettler-Toledo International, Inc.(Æ)	9,049	2,576
Express Scripts Holding Co.(Æ)	32,688	2,646	Norfolk Southern Corp.	6,525	499
Gilead Sciences, Inc.	19,513	1,916	Northrop Grumman Corp.	9,636	1,599

See accompanying notes which are an integral part of this quarterly report.

4 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Pentair PLC	37,330	1,905		Duke Energy Corp.	17,511		1,260
Raytheon Co.	22,322	2,439		Edison International	8,700		549
Sensata Technologies Holding NV(Æ)	33,109	1,468		EOG Resources, Inc.	28,899		2,104
TransDigm Group, Inc.(Æ)	11,938	2,536		Exelon Corp.	284		8
Union Pacific Corp.	2,069	183		NextEra Energy, Inc.	16,426		1,602
United Continental Holdings, Inc.(Æ)	17,265	916		Occidental Petroleum Corp.	37,180		2,459
United Parcel Service, Inc. Class B	1,648	163		PG&E Corp.	21,330		1,127
United Technologies Corp.	2,094	186		Sempra Energy	12,620		1,221
Verisk Analytics, Inc. Class A(Æ)	14,900	1,101		Southern Co.	1,721		77
Waste Management, Inc.	471	23		Spectra Energy Corp.	78		2
Xylem, Inc.	25,683	844		T-Mobile US, Inc.(Æ)	10,394		414
		44,447		Verizon Communications, Inc.	20,170		878
							17,066
Technology - 15.0%
Activision Blizzard, Inc.	10,900	337		Total Common Stocks
Adobe Systems, Inc.(Æ)	39,351	3,236		(cost $381,015)			416,981
Apple, Inc.	85,132	9,389
ARM Holdings PLC - ADR	38,816	1,679	Short	-Term Investments - 4.3%
Arrow Electronics, Inc.(Æ)	3,000	166		Russell U.S. Cash Management Fund	18,677,420	(8)	18,677
Avago Technologies, Ltd. Class A	9,691	1,212		Total Short-Term Investments
Cisco Systems, Inc.	43,000	1,129		(cost $18,677)			18,677
Cognizant Technology Solutions Corp. Class
A(Æ)	662	41		Other Securities - 1.3%
EMC Corp.	143,350	3,463		Russell U.S. Cash Collateral Fund(×)	5,483,230	(8)	5,483
Facebook, Inc. Class A(Æ)	42,441	3,815		Total Other Securities
Google, Inc. Class A(Æ)	1,877	1,199		(cost $5,483)			5,483
Google, Inc. Class C(Æ)	12,099	7,361
Hewlett-Packard Co.	95,217	2,438		Total Investments 101.0%
Intel Corp.	132,963	4,006		(identified cost $405,175)			441,141
International Business Machines Corp.	2,136	310
Intuit, Inc.	19,682	1,747		Other Assets and Liabilities, Net
Juniper Networks, Inc.	38,500	990	-	(1.0%)			(4,220)
Lam Research Corp.	8,056	526		Net Assets - 100.0%			436,921
LinkedIn Corp. Class A(Æ)	5,590	1,063
Marvell Technology Group, Ltd.	75,600	684
Microsoft Corp.	34,690	1,536
NetApp, Inc.	21,700	642
NXP Semiconductors NV(Æ)	20,809	1,812
Oracle Corp.	135,472	4,893
Palo Alto Networks, Inc.(Æ)	3,327	572
Polycom, Inc.(Æ)	16,400	172
QUALCOMM, Inc.	3,296	177
Red Hat, Inc.(Æ)	20,845	1,498
Salesforce.com, Inc.(Æ)	15,296	1,062
SAP SE - ADR(Ñ)	22,975	1,489
ServiceNow, Inc.(Æ)	8,707	605
Splunk, Inc.(Æ)	7,657	424
Symantec Corp.	53,400	1,040
Synopsys, Inc.(Æ)	21,800	1,007
Tableau Software, Inc. Class A(Æ)	5,461	436
Texas Instruments, Inc.	2,431	120
Vodafone Group PLC - ADR	64,581	2,050
Western Digital Corp.	9,900	786
Zynga, Inc. Class A(Æ)	138,400	316
		65,428

Utilities - 3.9%
American Electric Power Co., Inc.	25,454	1,447
AT&T, Inc.	119,339	3,887
Dominion Resources, Inc.	437	31

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 5

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Index Mini Futures		56	USD	5,949	12/15	(158)
S&P 500 E-Mini Index Futures		81	USD	7,730	12/15	(150)
S&P E-Mini Consumer Staples Select Sector Index Futures		43	USD	2,031	12/15	18
S&P E-Mini Energy Select Sector Index Futures		31	USD	1,889	12/15	(52)
S&P E-Mini Utilities Select Sector Index Futures		48	USD	2,084	12/15	99
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(243)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$67,928	$—			$—	$67,928
Consumer Staples	24,944	—			—	24,944
Energy	26,880	—			—	26,880
Financial Services	91,011	—			—	91,011
Health Care	62,944	—			—	62,944
Materials and Processing	16,333	—			—	16,333
Producer Durables	44,447	—			—	44,447
Technology	65,428	—			—	65,428
Utilities	17,066	—			—	17,066
Short-Term Investments	—	18,677			—	18,677
Other Securities	—	5,483			—	5,483
Total Investments	416,981	24,160			—	441,141

Other Financial Instruments
Futures Contracts	(243)	—			—	(243)
Total Other Financial Instruments*	$(243)	$—			$—	$(243)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2015, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Multi-Style Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.5%			Superior Uniform Group, Inc.	6,066	109
Consumer Discretionary - 14.9%			Tandy Leather Factory, Inc.(Æ)	49,955	372
Abercrombie & Fitch Co. Class A(Ñ)	78,474	1,662	Tile Shop Holdings, Inc.(Æ)	19,324	232
American Eagle Outfitters, Inc.(Ñ)	18,635	291	TubeMogul, Inc.(Æ)	35,944	378
American Woodmark Corp.(Æ)	5,833	378	Universal Electronics, Inc.(Æ)	23,953	1,007
America's Car-Mart, Inc.(Æ)	1,712	57	Vera Bradley, Inc.(Æ)	4,875	61
Asbury Automotive Group, Inc.(Æ)	10,935	887	VOXX International Corp. Class A(Æ)	42,063	312
Autobytel, Inc.(Æ)	33,373	560	Winmark Corp.	208	21
Big 5 Sporting Goods Corp.	9,088	94	ZAGG, Inc.(Æ)	53,560	364
Big Lots, Inc.	23,119	1,108	Zoe's Kitchen, Inc.(Æ)(Ñ)	11,342	448
BJ's Restaurants, Inc.(Æ)	3,822	164			32,344
Bridgepoint Education, Inc.(Æ)	30,786	235
Buckle, Inc. (The)(Ñ)	16,163	598	Consumer Staples - 2.2%
Caleres, Inc.	20,003	611	Andersons, Inc. (The)	35,488	1,209
Carmike Cinemas, Inc.(Æ)	8,776	176	Calavo Growers, Inc.	1,581	71
Cato Corp. (The) Class A	7,582	258	Core-Mark Holding Co., Inc.	1,681	110
Century Communities, Inc.(Æ)	19,021	378	J&J Snack Foods Corp.	8,424	957
Chico's FAS, Inc.	66,152	1,041	John B Sanfilippo & Son, Inc.	11,848	607
Children's Place, Inc. (The)	11,385	657	Nature's Sunshine Products, Inc.	6,425	77
ClubCorp Holdings, Inc.	45,758	982	Omega Protein Corp.(Æ)	22,596	383
Cooper Tire & Rubber Co.	8,434	333	Snyders-Lance, Inc.	7,322	247
Deckers Outdoor Corp.(Æ)	11,904	691	SodaStream International, Ltd.(Æ)(Ñ)	28,560	393
Delta Apparel, Inc.(Æ)	10,181	179	SpartanNash Co.	5,253	136
Destination Maternity Corp.	8,633	80	TreeHouse Foods, Inc.(Æ)	4,282	333
Destination XL Group, Inc.(Æ)	91,395	531	Village Super Market, Inc. Class A	8,018	189
DineEquity, Inc.	2,979	273	Weis Markets, Inc.	3,800	159
Drew Industries, Inc.	4,221	231			4,871
Fox Factory Holding Corp.(Æ)	17,515	295
Genesco, Inc.(Æ)	5,426	310	Energy - 4.0%
G-III Apparel Group, Ltd.(Æ)	14,041	866	Callon Petroleum Co.(Æ)	87,722	639
Grand Canyon Education, Inc.(Æ)	11,919	453	CARBO Ceramics, Inc.(Ñ)	75,313	1,431
Gray Television, Inc.(Æ)	28,025	358	Delek US Holdings, Inc.	5,614	156
Helen of Troy, Ltd.(Æ)	2,404	215	Green Plains, Inc.	30,620	596
Jack in the Box, Inc.	7,300	562	Gulfport Energy Corp.(Æ)	9,488	282
Kona Grill, Inc.(Æ)	26,893	424	Parsley Energy, Inc. Class A(Æ)	14,632	221
LGI Homes, Inc.(Æ)	6,024	164	Patterson-UTI Energy, Inc.	91,265	1,199
Libbey, Inc.	24,691	805	PBF Energy, Inc. Class A	37,801	1,067
Lithia Motors, Inc. Class A	12,665	1,368	PDC Energy, Inc.(Æ)	8,440	447
Malibu Boats, Inc. Class A(Æ)	16,489	231	Precision Drilling Corp.	135,280	503
MarineMax, Inc.(Æ)	33,077	467	Rice Energy, Inc.(Æ)	17,275	279
Marriott Vacations Worldwide Corp.	2,655	181	Ring Energy, Inc.(Æ)	32,232	318
Men's Wearhouse, Inc. (The)	20,530	873	SEACOR Holdings, Inc.(Æ)	1,989	119
Monro Muffler Brake, Inc.	4,870	329	Stone Energy Corp.(Æ)	51,269	254
Motorcar Parts of America, Inc.(Æ)	25,944	813	Superior Energy Services, Inc.	85,364	1,078
Nautilus, Inc.(Æ)	49,938	749			8,589
Oxford Industries, Inc.	5,040	372
Papa Murphy's Holdings, Inc.(Æ)(Ñ)	19,445	285	Financial Services - 25.4%
Performance Sports Group, Ltd.(Æ)	23,451	315	Agree Realty Corp.(ö)	10,080	301
Reading International, Inc. Class A(Æ)	13,862	176	Allied World Assurance Co. Holdings AG	14,797	565
Red Lion Hotels Corp.(Æ)	77,503	659	Altisource Residential Corp.(ö)	783	11
Red Robin Gourmet Burgers, Inc.(Æ)	4,152	314	American Capital Mortgage Investment Corp.
Ryland Group, Inc. (The)	14,046	573	(ö)	18,697	276
Salem Media Group, Inc. Class A	29,083	178	American Equity Investment Life Holding
Shoe Carnival, Inc.	4,749	113	Co.	3,909	91
Skechers, Inc. Class A(Æ)	10,043	1,347	Ameris Bancorp	25,059	720
Smith & Wesson Holding Corp.(Æ)	33,026	557	Amerisafe, Inc.	34,880	1,734
Sonic Corp.	11,164	256	Anchor BanCorp Wisconsin, Inc.(Æ)	4,616	197
Sotheby's Class A	9,913	317	Apollo Commercial Real Estate Finance,
Stamps.com, Inc.(Æ)	5,412	401	Inc.(ö)	811	13
Steven Madden, Ltd.(Æ)	34,388	1,259	ARMOUR Residential REIT, Inc.(ö)	11,350	227

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 7

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Asta Funding, Inc.(Æ)	10,234	87	LaSalle Hotel Properties(ö)	4,683	133
Astoria Financial Corp.	41,598	670	LendingTree, Inc.(Æ)	22,750	2,115
Atlas Financial Holdings, Inc.(Æ)	21,588	399	Mack-Cali Realty Corp.(ö)	1,262	24
BancFirst Corp.	838	53	Manning & Napier, Inc. Class A	19,640	145
Bancorp, Inc. (The)(Æ)	61,512	469	Marcus & Millichap, Inc.(Æ)	20,684	951
BankUnited, Inc.	20,834	745	Medical Properties Trust, Inc.(ö)	25,152	278
Berkshire Hills Bancorp, Inc.	24,188	666	Mercantile Bank Corp.	9,915	206
Boston Private Financial Holdings, Inc.	9,403	110	Meridian Bancorp, Inc.	81,702	1,117
Brookline Bancorp, Inc.	38,822	394	Monmouth Real Estate Investment Corp.(ö)	29,908	292
Capstead Mortgage Corp.(ö)	14,096	139	National Bank Holdings Corp. Class A	36,235	744
CatchMark Timber Trust, Inc. Class A(ö)	13,172	135	National General Holdings Corp.	14,264	275
Chemical Financial Corp.	27,940	904	National Interstate Corp.	4,537	121
Clifton Bancorp, Inc.	3,952	55	Nelnet, Inc. Class A	340	12
CoBiz Financial, Inc.	26,476	344	New Residential Investment Corp.(ö)	87,309	1,144
Colony Capital, Inc. Class A(ö)	1,326	26	New Senior Investment Group, Inc.(ö)	33,806	354
Columbia Banking System, Inc.	47,102	1,469	Northfield Bancorp, Inc.	19,238	293
Community Bank System, Inc.	2,677	100	Northrim BanCorp, Inc.	17,477	506
ConnectOne Bancorp, Inc.	14,334	277	Northwest Bancshares, Inc.	44,963	585
CYS Investments, Inc.(ö)	39,863	289	OFG Bancorp	142,223	1,242
East West Bancorp, Inc.	825	32	Old National Bancorp	65,206	908
Employers Holdings, Inc.	23,492	524	Pacific Premier Bancorp, Inc.(Æ)	13,431	273
EPR Properties(ö)	1,642	85	PennyMac Mortgage Investment Trust(ö)	1,034	16
Essent Group, Ltd.(Æ)	1,103	27	Physicians Realty Trust(ö)	34,811	525
Euronet Worldwide, Inc.(Æ)	14,328	1,062	Potlatch Corp.(ö)	13,205	380
Evercore Partners, Inc. Class A	7,758	390	Preferred Bank	5,694	180
FBL Financial Group, Inc. Class A	5,826	358	ProAssurance Corp.	23,395	1,148
FBR & Co.	11,446	234	Prosperity Bancshares, Inc.	27,421	1,347
FCB Financial Holdings, Inc. Class A(Æ)	9,346	305	Provident Financial Services, Inc.	20,245	395
First American Financial Corp.	5,163	202	Radian Group, Inc.	13,386	213
First Bancorp	8,809	150	Real Industry, Inc.(Æ)	22,764	201
First Commonwealth Financial Corp.	36,479	332	Redwood Trust, Inc.(ö)	1,162	16
First Financial Bancorp	23,780	454	Renasant Corp.	18,626	612
First Merchants Corp.	13,931	365	RLJ Lodging Trust(ö)	3,349	85
First Midwest Bancorp, Inc.	26,859	471	Safeguard Scientifics, Inc.(Æ)	13,290	207
First Niagara Financial Group, Inc.	140,355	1,433	Select Income REIT(ö)	866	16
FNB Corp.	114,667	1,484	Selective Insurance Group, Inc.	11,880	369
Fox Chase Bancorp, Inc.	2,270	39	South State Corp.	4,165	320
Franklin Street Properties Corp.(ö)	27,670	297	Sovran Self Storage, Inc.(ö)	9,024	851
GAIN Capital Holdings, Inc.	27,670	201	Starwood Waypoint Residential Trust(ö)	12,228	291
Genworth Financial, Inc. Class A(Æ)	70,639	326	State Bank Financial Corp.	7,215	149
GEO Group, Inc. (The)(ö)	16,738	498	Sterling Bancorp	55,690	828
Getty Realty Corp.(ö)	17,846	282	Summit Hotel Properties, Inc.(ö)	31,102	363
Government Properties Income Trust(ö)	989	16	Synovus Financial Corp.	20,690	612
Gramercy Property Trust, Inc.(ö)	37,304	775	TCF Financial Corp.	22,975	348
Green Dot Corp. Class A(Æ)	74,678	1,314	Terreno Realty Corp.(ö)	24,364	479
Greenhill & Co., Inc.	15,039	428	TrustCo Bank Corp.	41,073	240
Hancock Holding Co.	24,059	651	Union Bankshares Corp.	24,175	580
Hanover Insurance Group, Inc. (The)	13,075	1,016	Urstadt Biddle Properties, Inc. Class A(ö)	15,662	294
Hatteras Financial Corp.(ö)	1,343	20	Waddell & Reed Financial, Inc. Class A	15,983	556
Heritage Financial Corp.	11,381	214	Webster Financial Corp.	8,767	312
HFF, Inc. Class A	13,137	444	WesBanco, Inc.	4,730	149
Highwoods Properties, Inc.(ö)	17,660	684	Westamerica Bancorporation(Ñ)	18,115	805
Hudson Pacific Properties, Inc.(ö)	7,933	228	Western Alliance Bancorp(Æ)	19,581	601
Iberiabank Corp.	11,659	679	Whitestone REIT Class B(ö)	8,999	104
Independence Realty Trust, Inc.(ö)	34,007	245	WisdomTree Investments, Inc.	21,375	345
Infinity Property & Casualty Corp.	5,043	406			54,993
Invesco Mortgage Capital, Inc.(ö)	21,860	268
JER Investment Trust, Inc.(Å)(Æ)	1,771	—	Health Care - 12.0%
Kearny Financial Corp.(Æ)	37,626	432	Acadia Healthcare Co., Inc.(Æ)	9,375	621
Ladder Capital Corp. Class A(ö)	35,003	501	Acorda Therapeutics, Inc.(Æ)	6,916	183

See accompanying notes which are an integral part of this quarterly report.

8 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Adamas Pharmaceuticals, Inc.(Æ)	10,026	168	Spectrum Pharmaceuticals, Inc.(Æ)	9,060	54
Addus HomeCare Corp.(Æ)	18,552	578	SurModics, Inc.(Æ)	9,193	201
Adeptus Health, Inc. Class A(Æ)(Ñ)	16,011	1,292	Team Health Holdings, Inc.(Æ)	15,273	825
AMAG Pharmaceuticals, Inc.(Æ)(Ñ)	12,899	512	US Physical Therapy, Inc.	12,655	568
AMN Healthcare Services, Inc.(Æ)	13,320	400	Vascular Solutions, Inc.(Æ)	8,412	273
Amsurg Corp. Class A(Æ)	6,404	498			26,108
Anacor Pharmaceuticals, Inc.(Æ)	226	27
Analogic Corp.	11,467	941	Materials and Processing - 8.0%
ANI Pharmaceuticals, Inc.(Æ)(Ñ)	16,124	637	ABM Industries, Inc.	21,131	577
BioDelivery Sciences International, Inc.(Æ)			Aceto Corp.	23,580	647
(Ñ)	29,669	165	American Vanguard Corp.	13,341	154
BioScrip, Inc.(Æ)(Ñ)	43,816	82	Apogee Enterprises, Inc.	18,168	811
BioSpecifics Technologies Corp.(Æ)	3,792	165	Axiall Corp.	26,039	409
Bio-Techne Corp.	3,395	314	AZZ, Inc.	16,615	809
BioTelemetry, Inc.(Æ)	38,084	466	Cabot Corp.	42,103	1,328
Cantel Medical Corp.	11,347	643	Compass Minerals International, Inc.	11,972	938
Cardiovascular Systems, Inc.(Æ)	10,327	164	Continental Building Products, Inc.(Æ)	20,035	412
Cepheid(Æ)	8,448	382	Crane Co.	34,291	1,597
Community Health Systems, Inc.(Æ)	9,758	417	Culp, Inc.	8,382	269
Computer Programs & Systems, Inc.(Ñ)	3,588	151	FutureFuel Corp.	14,121	140
Cross Country Healthcare, Inc.(Æ)	20,287	276	Graphic Packaging Holding Co.	40,208	514
Cynosure, Inc. Class A(Æ)	9,619	289	Greif, Inc. Class A	11,025	352
Depomed, Inc.(Æ)	25,021	472	Haynes International, Inc.	11,589	439
Dipexium Pharmaceuticals, Inc.(Æ)	29,406	412	Insteel Industries, Inc.	25,141	404
Eagle Pharmaceuticals, Inc.(Æ)(Ñ)	10,875	805	Interface, Inc. Class A	18,113	406
Emergent BioSolutions, Inc.(Æ)	6,471	184	Kaiser Aluminum Corp.	1,442	116
Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	4,663	169	Koppers Holdings, Inc.	12,172	246
Exactech, Inc.(Æ)	16,251	283	Kronos Worldwide, Inc.	63,139	392
FibroGen, Inc.(Æ)	6,136	135	Landec Corp.(Æ)	19,085	223
Flexion Therapeutics, Inc.(Æ)	12,390	184	LB Foster Co. Class A	32,328	397
Genomic Health, Inc.(Æ)(Ñ)	7,385	156	LSB Industries, Inc.(Æ)	13,879	213
Greatbatch, Inc.(Æ)	5,483	309	Mueller Industries, Inc.	17,169	508
Hanger, Inc.(Æ)	2,991	41	NN, Inc.	23,342	432
Health Net, Inc.(Æ)	4,343	262	Omnova Solutions, Inc.(Æ)	57,464	318
HealthSouth Corp.	10,567	405	Owens-Illinois, Inc.(Æ)	11,813	245
Heska Corp.(Æ)	20,135	614	Patrick Industries, Inc.(Æ)	16,065	634
Horizon Pharma PLC(Æ)(Ñ)	37,390	741	PGT, Inc.(Æ)	64,847	796
Icad, Inc.(Æ)	7,247	25	Summit Materials, Inc. Class A(Æ)	19,622	368
ICU Medical, Inc.(Æ)	4,861	532	TimkenSteel Corp.	48,317	489
INC Research Holdings, Inc. Class A(Æ)	28,403	1,136	Unifi, Inc.(Æ)	3,048	91
Inogen, Inc.(Æ)	21,866	1,062	Universal Stainless & Alloy Products, Inc.(Æ)	18,959	201
Integra LifeSciences Holdings Corp.(Æ)	19,142	1,140	US Concrete, Inc.(Æ)	20,501	980
Intersect ENT, Inc.(Æ)	11,928	279	US Silica Holdings, Inc.(Ñ)	31,484	444
Kindred Healthcare, Inc.	29,845	470			17,299
Kite Pharma, Inc.(Æ)(Ñ)	2,048	114
Lannett Co., Inc.(Æ)	8,552	355	Producer Durables - 14.7%
LDR Holding Corp.(Æ)	9,650	333	ACCO Brands Corp.(Æ)	161,550	1,142
LHC Group, Inc.(Æ)	4,622	207	Actuant Corp. Class A(Æ)	16,746	308
LifePoint Health, Inc.(Æ)	9,045	641	Advisory Board Co. (The)(Æ)	6,505	296
Ligand Pharmaceuticals, Inc. Class B(Æ)	11,542	989	AGCO Corp.	5,510	257
Myriad Genetics, Inc.(Æ)	2,311	87	Air Transport Services Group, Inc.(Æ)	54,149	463
National HealthCare Corp.	4,564	278	Allegiant Travel Co. Class A	4,208	910
Ocata Therapeutics, Inc.(Æ)(Ñ)	22,088	92	Astec Industries, Inc.	11,014	369
OPKO Health, Inc.(Æ)(Ñ)	16,846	142	Atlas Air Worldwide Holdings, Inc.(Æ)	20,675	715
Osiris Therapeutics, Inc.(Æ)	13,438	248	Bristow Group, Inc.	18,917	495
PDL BioPharma, Inc.(Ñ)	46,870	236	Columbus McKinnon Corp.	36,258	658
Prestige Brands Holdings, Inc.(Æ)	15,386	695	Compass Diversified Holdings	64,057	1,033
Retrophin, Inc.(Æ)	13,202	267	Convergys Corp.	26,112	603
Sagent Pharmaceuticals, Inc.(Æ)	11,676	179	Con-way, Inc.	12,058	572
SciClone Pharmaceuticals, Inc.(Æ)	19,774	137	CoStar Group, Inc.(Æ)	4,461	772

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 9

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
CUI Global, Inc.(Æ)	16,931	88	CSG Systems International, Inc.	9,112	281
DHI Group, Inc.(Æ)	32,511	238	Cypress Semiconductor Corp.(Æ)	79,396	676
Ducommun, Inc.(Æ)	21,805	438	CYREN, Ltd.(Æ)	77,523	138
DXP Enterprises, Inc.(Æ)	12,560	343	Datalink Corp.(Æ)	28,353	169
Energy Focus, Inc.(Æ)(Ñ)	40,432	478	Diebold, Inc.	38,740	1,153
EnerSys	6,580	353	DSP Group, Inc.(Æ)	22,419	204
Ennis, Inc.	25,091	436	EMCORE Corp.(Æ)	19,907	135
Forrester Research, Inc.	7,950	250	EPAM Systems, Inc.(Æ)	9,193	685
Furmanite Corp.(Æ)	48,790	297	ePlus, Inc.(Æ)	3,265	258
G&K Services, Inc. Class A	4,324	288	FEI Co.	4,373	319
GP Strategies Corp.(Æ)	15,030	343	Globant SA(Æ)(Ñ)	18,760	574
Granite Construction, Inc.	38,039	1,129	Glu Mobile, Inc.(Æ)	91,785	401
Greenbrier Cos., Inc.(Ñ)	14,669	471	GSI Group, Inc.(Æ)	33,210	423
Hudson Technologies, Inc.(Æ)	83,869	249	GTT Communications, Inc.(Æ)	21,611	503
Huron Consulting Group, Inc.(Æ)	4,316	270	Imperva, Inc.(Æ)	10,770	705
Hyster-Yale Materials Handling, Inc.	7,590	439	Imprivata, Inc.(Æ)	25,102	446
Jason Industries, Inc.(Æ)	13,650	60	Ingram Micro, Inc. Class A	18,912	515
KBR, Inc.	74,768	1,246	Insight Enterprises, Inc.(Æ)	7,942	205
Kennametal, Inc.	11,680	291	Interactive Intelligence Group, Inc.(Æ)	14,904	443
Kforce, Inc.	10,561	278	InvenSense, Inc. Class A(Æ)	2,605	24
Knoll, Inc.	28,283	622	KEYW Holding Corp. (The)(Æ)(Ñ)	30,948	190
Littelfuse, Inc.	6,313	575	Mellanox Technologies, Ltd.(Æ)	8,200	310
Marten Transport, Ltd.	10,637	172	Microsemi Corp.(Æ)	10,935	359
McGrath RentCorp	16,447	439	NCR Corp.(Æ)	11,313	257
Middleby Corp.(Æ)	6,267	659	NETGEAR, Inc.(Æ)	9,096	265
MSA Safety, Inc.	17,406	696	NetScout Systems, Inc.(Æ)	11,446	405
Old Dominion Freight Line, Inc.(Æ)	7,675	468	NVE Corp.	3,679	179
Orbotech, Ltd.(Æ)	33,926	524	OmniVision Technologies, Inc.(Æ)	44,408	1,166
OSI Systems, Inc.(Æ)	14,765	1,136	Open Text Corp.	10,047	450
PFSweb, Inc.(Æ)	33,091	471	Paycom Software, Inc.(Æ)	8,780	315
Primoris Services Corp.	38,516	690	PC Connection, Inc.	10,478	217
Radiant Logistics, Inc.(Æ)	105,568	471	Perficient, Inc.(Æ)	24,152	373
Regal Beloit Corp.	15,314	864	Progress Software Corp.(Æ)	702	18
Scorpio Tankers, Inc.	44,743	410	Proofpoint, Inc.(Æ)	12,110	730
Spirit AeroSystems Holdings, Inc. Class A(Æ)	3,686	178	Q2 Holdings, Inc.(Æ)	22,151	548
Standex International Corp.	10,104	761	QLogic Corp.(Æ)	3,919	40
Sun Hydraulics Corp.	10,457	287	Rubicon Project, Inc. (The)(Æ)	34,887	507
Sykes Enterprises, Inc.(Æ)	11,777	300	Sapiens International Corp.	33,836	390
Tetra Tech, Inc.	42,469	1,032	Science Applications International Corp.	4,652	187
Tidewater, Inc.(Ñ)	41,882	550	Silicon Graphics International Corp.(Æ)	128,651	506
Titan International, Inc.	77,776	514	Sparton Corp.(Æ)	23,201	497
Titan Machinery, Inc.(Æ)	28,997	333	Streamline Health Solutions, Inc.(Æ)	44,115	101
TransDigm Group, Inc.(Æ)	3,121	663	Super Micro Computer, Inc.(Æ)	17,952	489
Triumph Group, Inc.	26,889	1,131	Synaptics, Inc.(Æ)	5,391	445
Vishay Precision Group, Inc.(Æ)	18,850	218	Synchronoss Technologies, Inc.(Æ)	18,491	607
Wesco Aircraft Holdings, Inc.(Æ)	102,485	1,249	Syntel, Inc.(Æ)	6,103	277
		31,991	Tangoe, Inc.(Æ)	17,784	128
			TESSCO Technologies, Inc.	19,050	401
Technology - 13.1%			Tyler Technologies, Inc.(Æ)	14,812	2,212
Acacia Research Corp.	160,269	1,455	Ultimate Software Group, Inc.(Æ)	5,180	927
ADTRAN, Inc.	71,440	1,043	WNS Holdings, Ltd. - ADR(Æ)	32,446	907
Attunity, Ltd.(Æ)	54,729	748	Xplore Technologies Corp.(Æ)	41,484	221
Barracuda Networks, Inc.(Æ)(Ñ)	5,130	80			28,329
Black Box Corp.	31,592	466
CACI International, Inc. Class A(Æ)	3,573	264	Utilities - 3.2%
Callidus Software, Inc.(Æ)	22,531	383	Artesian Resources Corp. Class A	12,403	299
Cavium, Inc.(Æ)	5,055	310	Boingo Wireless, Inc.(Æ)	77,129	639
CEVA, Inc.(Æ)	12,205	227	California Water Service Group	25,131	556
Cohu, Inc.	33,980	335	Chesapeake Utilities Corp.	8,265	439
comScore, Inc.(Æ)	2,968	137	Cleco Corp.	6,120	326

See accompanying notes which are an integral part of this quarterly report.

10 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Cogent Communications Holdings, Inc.	10,792		293
	Connecticut Water Service, Inc.	8,075		295
	inContact, Inc.(Æ)	70,626		530
	Laclede Group, Inc. (The)	5,809		317
	Middlesex Water Co.	12,519		298
	NorthWestern Corp.	14,369		773
	Piedmont Natural Gas Co., Inc.	3,942		158
	PNM Resources, Inc.	29,742		835
	South Jersey Industries, Inc.	2,440		62
	Synergy Resources Corp.(Æ)	38,314		375
	Towerstream Corp.(Æ)	86,883		93
	Unitil Corp.	17,769		655
				6,943

	Total Common Stocks
	(cost $218,840)			211,467

Short	-Term Investments - 2.1%
	Russell U.S. Cash Management Fund	4,479,271	(8)	4,479
	Total Short-Term Investments
	(cost $4,479)			4,479

	Other Securities - 5.6%
	Russell U.S. Cash Collateral Fund(×)	12,139,360	(8)	12,139
	Total Other Securities
	(cost $12,139)			12,139

	Total Investments 105.2%
	(identified cost $235,458)			228,085

	Other Assets and Liabilities, Net
-	(5.2%)			(11,315)
	Net Assets - 100.0%			216,770

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 11

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
JER Investment Trust, Inc.	05/27/04	1,771	82.03	145	—
—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
Unrealized
Appreciation
Number of	Notional	Expiration	(Depreciation)
Contracts	Amount	Date	$
Long Positions
Russell 2000 Mini Index Futures	46	USD	5,041	12/15	(272)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)	(272)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$32,344	$—	$—	$32,344
Consumer Staples	4,871	—	—	4,871
Energy	8,589	—	—	8,589
Financial Services	54,993	—	—	54,993
Health Care	26,108	—	—	26,108
Materials and Processing	17,299	—	—	17,299
Producer Durables	31,991	—	—	31,991
Technology	28,329	—	—	28,329
Utilities	6,943	—	—	6,943
Short-Term Investments	—	4,479	—	4,479
Other Securities	—	12,139	—	12,139
Total Investments	211,467	16,618	—	228,085

Other Financial Instruments
Futures Contracts	(272)	—	—	(272)
Total Other Financial Instruments*	$(272)	$—	$—	$(272)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2015, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

12 Aggressive Equity Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.3%			Toronto Dominion Bank	6,100	240
Australia - 1.1%			Valeant Pharmaceuticals International,
AMP, Ltd.	6,692	26	Inc.(Æ)	3,395	606
Australia & New Zealand Banking			Yamana Gold, Inc.	283,900	479
Group, Ltd. - ADR	8,107	155			11,169
Commonwealth Bank of Australia - ADR	5,014	258
Macquarie Group, Ltd.	23,224	1,263	Cayman Islands - 0.7%
National Australia Bank, Ltd. - ADR	7,486	159	Alibaba Group Holding, Ltd. - ADR(Æ)	4,417	260
Orica, Ltd.	27,999	297	Baidu, Inc. - ADR(Æ)	3,795	521
Qantas Airways, Ltd.(Æ)	205,478	538	NetEase, Inc. - ADR	6,103	733
Rio Tinto, Ltd. - ADR	15,180	522	Tencent Holdings, Ltd.	44,300	746
Suncorp Group, Ltd.	3,695	32			2,260
Tabcorp Holdings, Ltd.	75,367	248
Telstra Corp., Ltd.	12,601	50	Czech Republic - 0.3%
Transurban Group - ADR(Æ)	1,015	7	CEZ AS	49,075	1,022
Wesfarmers, Ltd.	3,342	92
Westfield Corp.(ö)	5,574	39	Denmark - 2.1%
Westpac Banking Corp.	9,150	192	Carlsberg A/S Class B	5,698	439
		3,878	Danske Bank A/S	128,024	3,872
			Novo Nordisk A/S Class B	32,573	1,753
Austria - 0.7%			TDC A/S	198,396	1,024
Erste Group Bank AG(Æ)	78,737	2,289			7,088

Belgium - 0.9%			Finland - 0.5%
Ageas	463	19	Fortum OYJ	32,681	484
Anheuser-Busch InBev SA	12,156	1,290	Sampo OYJ Class A	24,961	1,211
Groupe Bruxelles Lambert SA	7,030	531			1,695
KBC Groep NV	22,809	1,439
		3,279	France - 9.6%
			Air Liquide SA Class A	12,623	1,496
Bermuda - 0.3%			Bouygues SA - ADR	56,560	2,013
Global Brands Group Holding, Ltd.(Æ)	1,930,000	402	Bureau Veritas SA	17,779	375
Li & Fung, Ltd.	688,000	528	Capital Gemini SA	18,018	1,606
		930	Casino Guichard Perrachon SA	4,100	218
			Christian Dior SE	148	28
Brazil - 0.5%			Credit Agricole SA	84,828	973
Embraer SA - ADR	53,100	1,358	Danone SA	22,981	1,453
Itau Unibanco Holding SA - ADR	40,604	269	Dassault Systemes SA	5,884	434
		1,627	Engie	57,572	932
			Faurecia	28,368	884
Canada - 3.2%			Hermes International	1,781	648
Alimentation Couche-Tard, Inc. Class B	34,324	1,577	JCDecaux SA	16,492	598
BCE, Inc.	1,200	49	Legrand SA - ADR	14,270	759
Brookfield Asset Management, Inc.			L'Oreal SA	1,494	260
Class A	43,320	1,362	LVMH Moet Hennessy Louis Vuitton
Canadian Imperial Bank of Commerce	1,200	86	SE - ADR	9,116	1,555
Canadian National Railway Co.	22,674	1,287	Natixis SA	66,883	370
Choice Properties Real Estate			Numericable-SFR SAS(Æ)	10,705	496
Investment Trust (ö)	60,800	524	Pernod Ricard SA	16,414	1,658
Element Financial Corp. (Æ)	29,209	399	Publicis Groupe SA - ADR	23,112	1,579
Encana Corp.	74,700	481	Rallye SA(Ñ)	39,685	652
First Quantum Minerals, Ltd.	74,700	274	Renault SA	6,865	493
Kinross Gold Corp.(Æ)	297,900	518	Safran SA	10,335	780
Loblaw Cos., Ltd.	11,575	596	Sanofi - ADR	43,307	4,125
MEG Energy Corp. Class A(Æ)	78,200	483	Schneider Electric SE	54,144	3,037
Rogers Communications, Inc. Class B	1,100	38	Technip SA	17,600	832
Royal Bank of Canada - GDR	4,300	238	Thales SA	1,978	138
SNC-Lavalin Group, Inc.	18,300	521	Total SA	70,517	3,179
Sun Life Financial, Inc.	1,400	45	Unibail-Rodamco SE(ö)	282	73
Suncor Energy, Inc.	50,397	1,348	Valeo SA	5,183	702
Teck Resources, Ltd. Class B	3,700	18	Vallourec SA	67,732	601

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 13

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Vinci SA	2,092	133	Ryanair Holdings PLC - ADR(Æ)	15,543	1,217
Vivendi SA - ADR	3,413	81	Willis Group Holdings PLC	28,800	1,180
		33,161	XL Group PLC Class A	26,200	952
					6,144
Germany - 6.2%
Adidas AG	424	34	Israel - 1.5%
Allianz SE	4,882	765	Check Point Software Technologies, Ltd.
BASF SE	2,695	206	(Æ)	16,483	1,307
Bayer AG	19,316	2,468	Teva Pharmaceutical Industries, Ltd.
Bayerische Motoren Werke AG	13,479	1,193	- ADR	68,901	3,891
Beiersdorf AG	14,706	1,301	Teva Pharmaceutical Industries, Ltd.	2,854	161
Continental AG	9,128	1,939			5,359
Daimler AG	15,689	1,137
Deutsche Boerse AG	50,542	4,350	Italy - 2.5%
Deutsche Post AG	2,795	77	Enel SpA	392,875	1,756
Fresenius Medical Care AG & Co. KGaA	624	49	ENI SpA - ADR	218,207	3,434
Fresenius SE & Co. KGaA	1,103	74	Intesa Sanpaolo SpA	440,469	1,556
Hannover Rueck SE	5,151	527	Luxottica Group SpA	434	30
Henkel AG & Co. KGaA	302	27	Snam Rete Gas SpA	110,749	570
Linde AG	8,726	1,413	Telecom Italia SpA(Æ)	937,355	1,152
Merck KGaA	6,818	604			8,498
MTU Aero Engines AG	3,266	273
ProSiebenSat.1 Media SE	12,467	611	Japan - 14.5%
Rational AG	1,036	414	Amada Holdings Co., Ltd.	96,100	733
Rhoen Klinikum AG	3,272	93	Asahi Group Holdings, Ltd.	1,100	36
SAP SE - ADR	17,586	1,138	Astellas Pharma, Inc.	69,600	904
Siemens AG	20,274	1,811	Bridgestone Corp.	17,300	601
Volkswagen AG	6,866	806	Canon, Inc.	69,000	1,999
		21,310	Daihatsu Motor Co., Ltd.	98,500	1,143
			Dai-ichi Life Insurance Co., Ltd. (The)	47,450	759
Hong Kong - 2.2%			Daiichi Sankyo Co., Ltd.	1,700	30
AIA Group, Ltd.	459,600	2,393	Daikin Industries, Ltd.	14,200	798
China Mobile, Ltd.	92,000	1,098	Denso Corp.	34,100	1,446
China Overseas Land & Investment, Ltd.	320,000	977	East Japan Railway Co.	800	68
Guangdong Investment, Ltd.	553,000	827	FANUC Corp.	9,200	1,418
Lenovo Group, Ltd.	662,000	562	Fuji Electric Co., Ltd.	459,000	1,671
Link REIT (The)(ö)	104,000	573	Fuji Heavy Industries, Ltd.	34,100	1,234
Power Assets Holdings, Ltd.	21,000	199	Fujitsu, Ltd.	328,000	1,430
Wharf Holdings, Ltd. (The)	98,000	554	Hachijuni Bank, Ltd. (The)	52,000	368
Wheelock & Co., Ltd.	63,000	274	Hitachi, Ltd.	277,000	1,400
		7,457	Honda Motor Co., Ltd.	126,500	3,773
			Hoya Corp.	78,400	2,577
Hungary - 0.2%			Iida Group Holdings Co., Ltd.	60,300	944
OTP Bank PLC	40,825	788	Inpex Corp.	74,500	666
			ITOCHU Corp.	144,600	1,534
India - 1.0%			Japan Tobacco, Inc.	28,200	877
HDFC Bank, Ltd. - ADR	27,657	1,689	Kansai Electric Power Co., Inc. (The)(Æ)	42,900	480
Housing Development Finance Corp.,			Kao Corp.	22,100	1,004
Ltd.	44,309	821	KDDI Corp.	35,000	784
Tata Consultancy Services, Ltd.	9,117	360	Keyence Corp.	1,700	761
Tata Motors, Ltd. - ADR(Æ)	27,099	610	Kyocera Corp.	18,500	849
		3,480	Mabuchi Motor Co., Ltd.	23,200	1,014
			Makita Corp.	11,300	603
Indonesia - 0.1%			Mitsubishi UFJ Financial Group, Inc.	130,100	786
Telekomunikasi Indonesia Persero Tbk			MS&AD Insurance Group Holdings, Inc.	34,400	925
PT	1,567,300	282	Murata Manufacturing Co., Ltd.	6,300	818

Ireland - 1.8%			Nippon Telegraph & Telephone Corp.	2,300	81
CRH PLC	90,988	2,403	Nippon Yusen KK	160,000	371
Horizon Pharma PLC(Æ)	18,100	359	Nitori Holdings Co., Ltd.	9,000	709
Kerry Group PLC Class A	437	33	NTT DOCOMO, Inc.	33,000	553
			ORIX Corp.	121,700	1,574

See accompanying notes which are an integral part of this quarterly report.

14 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Otsuka Holdings Co., Ltd.	1,200	39
Secom Co., Ltd.	600	36	Singapore - 1.3%
Sekisui House, Ltd.	17,200	270	DBS Group Holdings, Ltd.	108,200	1,236
Seven & i Holdings Co., Ltd.	2,400	110	Jardine Cycle & Carriage, Ltd.	66,000	1,260
Shimano, Inc.	6,500	916	Oversea-Chinese Banking Corp., Ltd.	8,800	54
Shin-Etsu Chemical Co., Ltd.	8,100	416	Singapore Telecommunications, Ltd.	113,700	288
SMC Corp.	2,000	439	United Overseas Bank, Ltd.	132,800	1,733
Sompo Japan Nipponkoa Holdings, Inc.	14,700	429	Wilmar International, Ltd.	27,900	51
Sony Corp.	22,400	548			4,622
Sumitomo Corp.	132,300	1,277
Sumitomo Mitsui Financial Group, Inc.	58,800	2,239	South Africa - 0.6%
Sumitomo Mitsui Trust Holdings, Inc.	5,000	18	Aspen Pharmacare Holdings, Ltd.(Æ)	15,974	340
Takeda Pharmaceutical Co., Ltd.	2,100	93	Bidvest Group, Ltd. (The)	29,085	686
Terumo Corp.	37,900	1,075	Discovery Holdings, Ltd.	109,461	1,090
Tokyo Electric Power Co., Inc.(Æ)	81,100	544			2,116

Tokyo Gas Co., Ltd.	6,000	29	South Korea - 1.4%
Toyota Motor Corp.	26,400	1,552	Hana Financial Group, Inc.	39,715	887
Trend Micro, Inc.	26,100	924	Hankook Tire Co., Ltd.	22,000	738
West Japan Railway Co.	8,500	532	Samsung Electronics Co., Ltd.	2,404	2,311
Yamaguchi Financial Group, Inc.	43,000	528	Shinhan Financial Group Co., Ltd.	27,671	967
Yamaha Corp.	20,200	448			4,903
		50,183
			Spain - 1.7%
Jersey - 2.0%			Aena SA(Æ)(Þ)	4,570	505
Delphi Automotive PLC	7,059	537	Amadeus IT Holding SA Class A	49,527	2,118
Wolseley PLC - ADR	18,120	1,060	Banco de Sabadell SA - ADR	506,900	931
WPP PLC	249,584	5,197	Banco Santander SA - ADR	302,523	1,611
		6,794	Iberdrola SA	15,353	102

Luxembourg - 0.1%			Indra Sistemas SA(Æ)(Ñ)	40,975	425
ArcelorMittal	73,067	382	Industria de Diseno Textil SA	2,490	83
					5,775
Netherlands - 6.7%
Aegon NV	271,600	1,564	Sweden - 0.9%
Airbus Group SE	31,400	1,865	Atlas Copco AB Class A	29,986	723
Akzo Nobel NV	16,994	1,105	Fastighets AB Balder Class B(Æ)	29,893	568
Altice NV Class A(Æ)	9,709	203	Hennes & Mauritz AB Class B	24,308	889
Altice NV Class B(Æ)	8,495	190	Hexagon AB Class B	22,125	677
CNH Industrial NV	179,400	1,171	Nordea Bank AB	6,552	73
CNH Industrial NV(Ñ)	44,700	291	Svenska Cellulosa AB SCA Class B	1,856	52
Delta Lloyd NV	101,600	855	Svenska Handelsbanken AB Class A	4,164	60
Fiat Chrysler Automobiles NV	14,483	189	TeliaSonera AB	7,427	40
Heineken NV	6,726	545			3,082

ING Groep NV	448,586	6,369	Switzerland - 9.6%
Koninklijke Ahold NV	2,378	46	ABB, Ltd.(Æ)	100,750	1,785
Koninklijke KPN NV	518,752	1,944	ABB, Ltd. - ADR(Æ)(Ñ)	26,100	461
Koninklijke Philips NV	62,300	1,469	ACE, Ltd.	7,925	819
NN Group NV	38,341	1,100	Actelion, Ltd.(Æ)	9,822	1,249
NXP Semiconductors NV(Æ)	9,741	848	Basellandschaftliche Kantonalbank	41	37
Randstad Holding NV	20,608	1,230	Basler Kantonalbank	1,574	106
RELX NV	2,766	45	Credit Suisse Group AG(Æ)	144,924	3,487
STMicroelectronics NV	151,025	1,028	GAM Holding AG(Æ)	25,726	454
TNT Express NV	42,149	321	Geberit AG	2,796	856
Unilever NV	20,950	843	Givaudan SA(Æ)	28	46
		23,221	Helvetia Holding AG	800	393

Norway - 0.3%			Julius Baer Group, Ltd.(Æ)	16,474	750
Orkla ASA	163,700	1,216	Kuehne & Nagel International AG	2,482	319
			Nestle SA	59,540	4,485
Russia - 0.3%			Novartis AG	49,968	4,604
Gazprom PAO - ADR	287,865	1,163	OC Oerlikon Corp. AG(Æ)	92,700	911

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 15

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Partners Group Holding AG	3,602	1,224		Sky PLC	92,077		1,457
Roche Holding AG	13,667	3,612		Smith & Nephew PLC	2,719		48
Sonova Holding AG	2,885	372		Smiths Group PLC	42,396		646
Swiss Life Holding AG(Æ)	6,900	1,543		St. James's Place PLC	55,656		716
Swisscom AG	73	36		Standard Chartered PLC	40,391		393
Transocean, Ltd.	34,542	447		Travis Perkins PLC	55,375		1,651
UBS Group AG	181,193	3,357		Unilever PLC	3,891		159
Zurich Insurance Group AG(Æ)	7,096	1,745		Vodafone Group PLC	861,365		2,724
		33,098		Whitbread PLC	527		37
							61,156
Taiwan - 1.2%
Compal Electronics, Inc.	1,318,000	750		United States - 1.2%
Hon Hai Precision Industry Co., Ltd.(Æ)	266,273	696		Joy Global, Inc.	18,100		270
Taiwan Semiconductor Manufacturing				News Corp. Class A	104,450		1,318
Co., Ltd. - ADR	71,566	1,485		News Corp. Class B	32,285		414
Teco Electric and Machinery Co., Ltd.	1,348,900	1,066		Philip Morris International, Inc.	9,900		785
		3,997		Yum! Brands, Inc.	17,427		1,394
							4,181
Thailand - 0.4%
Bangkok Bank PCL	60,900	267		Total Common Stocks
Charoen Pokphand Foods PCL	2,012,700	1,149		(cost $310,344)			329,021
		1,416
				Preferred Stocks - 0.5%
United Kingdom - 17.7%				Brazil - 0.1%
Amec Foster Wheeler PLC - GDR	36,900	401		Usinas Siderurgicas de Minas Gerais SA	332,575		281
ARM Holdings PLC	27,497	396
Associated British Foods PLC	1,093	55		Germany - 0.3%
Aviva PLC	156,536	1,073		Bayerische Motoren Werke AG	4,144		285
Barclays PLC	963,767	3,564		Henkel AG & Co. KGaA	517		53
Barratt Developments PLC	54,905	537		Porsche Automobil Holding SE	7,868		335
Berkeley Group Holdings PLC	10,146	514		Volkswagen AG	3,125		341
BG Group PLC	32,295	466					1,014
BP PLC	311,744	1,580
British Land Co. PLC (The)(ö)	2,953	38	Japan	- 0.0%
Capital & Counties Properties PLC	80,236	528		Shinkin Central Bank Class A	3		6
Compass Group PLC	242,126	3,865
Dairy Crest Group PLC	168,709	1,554		Sweden - 0.1%
Diageo PLC	63,523	1,709		Fastighets AB Balder (Æ)	12,862		525
DS Smith PLC Class F	530,770	3,171
GlaxoSmithKline PLC - ADR	137,775	2,641		Total Preferred Stocks
HSBC Holdings PLC	421,236	3,187		(cost $2,925)			1,826
IG Group Holdings PLC	63,941	746
Imperial Tobacco Group PLC	118,536	6,134	Short	-Term Investments - 3.2%
InterContinental Hotels Group PLC	22,082	764		United States - 3.2%
Intermediate Capital Group PLC	63,566	498		Russell U.S. Cash Management Fund	11,153,597	(8)	11,154
Kingfisher PLC	433,405	2,357		Total Short-Term Investments
Land Securities Group PLC(ö)	30,707	586		(cost $11,154)			11,154
Legal & General Group PLC	16,453	59
National Grid PLC	160,791	2,239		Other Securities - 0.5%
Next PLC	454	52		Russell U.S. Cash Collateral Fund(×)	1,632,918	(8)	1,633
Prudential PLC	78,320	1,656		Total Other Securities
Reckitt Benckiser Group PLC	30,995	2,814		(cost $1,633)			1,633
RELX PLC	78,528	1,347
Rio Tinto PLC	39,314	1,319		Total Investments 99.5%
Rolls-Royce Holdings PLC(Æ)	186,739	1,918		(identified cost $326,056)			343,634
Royal Bank of Scotland Group PLC(Æ)	252,470	1,206
Royal Dutch Shell PLC Class A(Ñ)	130,373	3,096		Other Assets and Liabilities, Net
Royal Dutch Shell PLC Class B	7,247	172		- 0.5%			1,633
Royal Mail PLC	48,653	338
RSA Insurance Group PLC	117,831	719		Net Assets - 100.0%			345,267
Scottish & Southern Energy PLC	1,155	26

See accompanying notes which are an integral part of this quarterly report.

16 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
CAC40 Index Futures				32	EUR	1,424	10/15	(55)
DAX Index Futures				6	EUR	1,449	12/15	(73)
Euro STOXX Index 50 Futures				88	EUR	2,720	12/15	(86)
FTSE 100 Index Futures				27	GBP	1,625	12/15	(27)
Hang Seng Index Futures				3	HKD	3,119	10/15	(3)
S&P/TSX 50 Index Futures				69	CAD	10,764	12/15	123
SPI 200 Index Futures				66	AUD	8,262	12/15	36
TOPIX Index Futures				78	JPY	1,100,970	12/15	43
Short Positions
FTSE 100 Index Futures				38	GBP	2,287	12/15	(68)
Hang Seng Index Futures				13	HKD	13,515	10/15	(31)
MSCI Emerging Markets Mini Index Futures				267	USD	10,561	12/15	112
S&P 500 E-Mini Index Futures				35	USD	3,340	12/15	(35)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(64)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America	USD		70		AUD	100	12/16/15	—
Bank of America	USD		75		CAD	100	12/16/15	—
Bank of America	USD		225		EUR	200	12/16/15	(1)
Bank of America	USD		334		EUR	300	12/16/15	1
Bank of America	USD		154		GBP	100	12/16/15	(2)
Bank of America	USD		32		JPY	3,888	10/01/15	—
Bank of America	USD		119		JPY	14,245	10/01/15	—
Bank of America	USD		83		JPY	10,000	12/16/15	—
Bank of America	USD		167		JPY	20,000	12/16/15	—
Bank of America	USD		332		JPY	40,000	12/16/15	2
Bank of America	AUD		120		USD	86	12/16/15	2
Bank of America	CAD		100		USD	76	12/16/15	1
Bank of America	DKK		100		USD	15	10/01/15	—
Bank of America	EUR		130		USD	149	12/16/15	3
Bank of America	GBP		100		USD	156	12/16/15	5
Bank of America	HKD		800		USD	103	12/16/15	—
Bank of America	JPY		18,500		USD	154	12/16/15	(1)
Bank of Montreal	USD		223		AUD	320	12/16/15	—
Bank of Montreal	USD		290		CAD	384	12/16/15	(3)
Bank of Montreal	USD		1,730		EUR	1,549	12/16/15	3
Bank of Montreal	USD		651		GBP	424	12/16/15	(10)
Bank of Montreal	USD		118		HKD	918	12/16/15	—
Bank of Montreal	USD		118		JPY	14,255	12/16/15	1
Bank of Montreal	USD		712		JPY	86,162	12/16/15	7
Bank of New York	USD		385		JPY	46,000	12/16/15	(1)
Bank of New York	JPY		10,000		USD	83	12/16/15	—
BNP Paribas	USD		223		AUD	320	12/16/15	—
BNP Paribas	USD		290		CAD	384	12/16/15	(3)
BNP Paribas	USD		1,732		EUR	1,549	12/16/15	1
BNP Paribas	USD		651		GBP	424	12/16/15	(9)
BNP Paribas	USD		118		HKD	918	12/16/15	—
BNP Paribas	USD		118		JPY	14,255	12/16/15	1
BNP Paribas	USD		713		JPY	86,162	12/16/15	6
Brown Brothers Harriman	JPY		23,000		USD	191	12/16/15	(1)
Citibank	USD		22		CAD	29	10/05/15	—
Citibank	USD		2		JPY	221	10/05/15	—
Citibank	USD		83		JPY	10,000	12/16/15	—
Citibank	USD		147		SEK	1,228	10/02/15	—
Citibank	CHF		162		USD	166	10/02/15	—

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 17

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	EUR	416	USD	465	10/02/15	—
Citibank	GBP	268	USD	405	10/02/15	—
Citibank	HKD	1,803	USD	233	10/05/15	—
Citibank	SGD	102	USD	71	10/05/15	—
Credit Suisse	EUR	200	USD	226	12/16/15	2
HSBC	USD	223	AUD	320	12/16/15	—
HSBC	USD	290	CAD	384	12/16/15	(3)
HSBC	USD	1,731	EUR	1,549	12/16/15	3
HSBC	USD	651	GBP	424	12/16/15	(10)
HSBC	USD	118	HKD	918	12/16/15	—
HSBC	USD	118	JPY	14,255	12/16/15	1
HSBC	USD	713	JPY	86,162	12/16/15	7
Royal Bank of Canada	USD	223	AUD	320	12/16/15	—
Royal Bank of Canada	USD	290	CAD	384	12/16/15	(3)
Royal Bank of Canada	USD	336	EUR	300	12/16/15	—
Royal Bank of Canada	USD	1,731	EUR	1,549	12/16/15	2
Royal Bank of Canada	USD	151	GBP	100	12/16/15	—
Royal Bank of Canada	USD	651	GBP	424	12/16/15	(9)
Royal Bank of Canada	USD	118	HKD	918	12/16/15	—
Royal Bank of Canada	USD	118	JPY	14,255	12/16/15	1
Royal Bank of Canada	USD	250	JPY	30,000	12/16/15	—
Royal Bank of Canada	USD	713	JPY	86,162	12/16/15	7
Royal Bank of Canada	DKK	200	USD	30	10/02/15	—
State Street	USD	734	AUD	1,050	10/02/15	3
State Street	USD	5,013	AUD	7,200	12/16/15	20
State Street	USD	60	CAD	80	10/02/15	—
State Street	USD	2,166	CAD	2,909	10/02/15	14
State Street	USD	6,699	CAD	9,000	12/16/15	43
State Street	USD	1,549	EUR	1,378	10/01/15	(10)
State Street	USD	392	EUR	349	10/02/15	(2)
State Street	USD	565	HKD	4,380	10/02/15	—
State Street	USD	2,934	JPY	351,653	10/02/15	(3)
State Street	USD	69	JPY	8,204	10/05/15	—
State Street	USD	7,016	JPY	840,000	12/16/15	(6)
State Street	USD	475	SEK	3,982	10/01/15	1
State Street	AUD	320	USD	223	12/16/15	(1)
State Street	CAD	9	USD	6	10/01/15	—
State Street	CAD	320	USD	238	12/16/15	(2)
State Street	CHF	1,897	USD	1,951	10/01/15	5
State Street	DKK	620	USD	93	10/01/15	1
State Street	EUR	1,600	USD	1,801	12/16/15	11
State Street	GBP	7	USD	11	10/01/15	—
State Street	GBP	13	USD	20	10/01/15	—
State Street	GBP	18	USD	27	10/01/15	—
State Street	GBP	51	USD	78	10/01/15	—
State Street	GBP	370	USD	561	12/16/15	1
State Street	GBP	2,200	USD	3,333	12/16/15	6
State Street	HKD	66	USD	9	10/02/15	—
State Street	HKD	155	USD	20	10/02/15	—
State Street	HKD	500	USD	65	12/16/15	—
State Street	HKD	13,000	USD	1,677	12/16/15	—
State Street	IDR	294,050	USD	20	10/02/15	—
State Street	ILS	2	USD	—	10/01/15	—
State Street	JPY	25,000	USD	209	12/16/15	—
State Street	JPY	110,000	USD	919	12/16/15	1
State Street	NOK	1,616	USD	191	10/01/15	1
State Street	SGD	169	USD	118	10/02/15	—
State Street	THB	3,848	USD	106	10/02/15	—
State Street	ZAR	123	USD	9	10/01/15	—
State Street	ZAR	883	USD	63	10/06/15	(1)
UBS	USD	224	AUD	320	12/16/15	—
UBS	USD	290	CAD	384	12/16/15	(3)
UBS	USD	1,731	EUR	1,549	12/16/15	2

See accompanying notes which are an integral part of this quarterly report.

18 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
UBS	USD	651	GBP	424		12/16/15	(9)
UBS	USD	118	HKD	918		12/16/15	—
UBS	USD	118	JPY	14,255		12/16/15	1
UBS	USD	713	JPY	86,162		12/16/15	6
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							79

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Common Stocks
Australia	$—		$3,878		$—		$3,878
Austria	—		2,289		—		2,289
Belgium	—		3,279		—		3,279
Bermuda	—		930		—		930
Brazil	1,627		—		—		1,627
Canada	11,169		—		—		11,169
Cayman Islands	1,514		746		—		2,260
Czech Republic	—		1,022		—		1,022
Denmark	—		7,088		—		7,088
Finland	—		1,695		—		1,695
France	—		33,161		—		33,161
Germany	—		21,310		—		21,310
Hong Kong	—		7,457		—		7,457
Hungary	—		788		—		788
India	2,299		1,181		—		3,480
Indonesia	—		282		—		282
Ireland	3,708		2,436		—		6,144
Israel	5,198		161		—		5,359
Italy	—		8,498		—		8,498
Japan	—		50,183		—		50,183
Jersey	537		6,257		—		6,794
Luxembourg	—		382		—		382
Netherlands	1,532		21,689		—		23,221
Norway	—		1,216		—		1,216
Russia	180		983		—		1,163
Singapore	—		4,622		—		4,622
South Africa	—		2,116		—		2,116
South Korea	—		4,903		—		4,903
Spain	—		5,775		—		5,775
Sweden	—		3,082		—		3,082
Switzerland	1,280		31,818		—		33,098
Taiwan	1,485		2,512		—		3,997
Thailand	—		1,416		—		1,416
United Kingdom	—		61,156		—		61,156
United States	4,181		—		—		4,181
Preferred Stocks	281		1,545		—		1,826
Short-Term Investments	—		11,154		—		11,154
Other Securities	—		1,633		—		1,633
Total Investments	34,991		308,643		—		343,634

Other Financial Instruments
Futures Contracts	(64)		—		—		(64)
Foreign Currency Exchange Contracts	7		72		—		79

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 19

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Total Other Financial Instruments*	$(57)	$72		$—	$15

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2015, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

20 Non-U.S. Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Long-Term Investments - 77.8%			Series 2013-3 Class A2
Asset-Backed Securities - 7.2%			1.040% due 11/21/16	30	30
Access Group, Inc.			CarFinance Capital Auto Trust
			Series 2014-1A Class A
Series 2003-A Class A2			1.460% due 12/17/18 (Þ)	429	429
1.225% due 07/01/38 (Ê)	314	311
Series 2006-1 Class B			CarMax Auto Owner Trust
0.683% due 08/25/37 (Ê)	87	76	Series 2013-1 Class A3
			0.600% due 10/16/17	533	533
Series 2015-1 Class A
0.887% due 07/25/56 (Ê)(Þ)	825	801	CCG Receivables Trust
			Series 2013-1 Class A2
Ally Auto Receivables Trust			1.050% due 08/14/20 (Þ)	199	199
Series 2012-5 Class A3
0.620% due 03/15/17	313	313	Series 2014-1 Class A2
			1.060% due 11/15/21 (Þ)	305	304
Series 2013-1 Class A3
0.630% due 05/15/17	296	296	Chase Issuance Trust
			Series 2012-A8 Class A8
Series 2014-1 Class A2			0.540% due 10/16/17	800	800
0.480% due 02/15/17 (µ)	413	413	Series 2014-A8 Class A8
Series 2014-2 Class A2			0.436% due 11/15/18 (Ê)	500	500
0.680% due 07/17/17	462	462	Chesapeake Funding LLC
Ally Master Owner Trust			Series 2012-1A Class A
Series 2013-1 Class A2			0.949% due 11/07/23 (Ê)(Þ)	120	120
1.000% due 02/15/18	835	835
AmeriCredit Automobile Receivables			Series 2014-1A Class C
Trust			1.368% due 03/07/26 (Ê)(Þ)	500	499
Series 2013-1 Class B			CIT Education Loan Trust
1.070% due 03/08/18	1,000	1,000	Series 2007-1 Class A
Series 2014-1 Class A2			0.371% due 03/25/42 (Ê)(Þ)	344	320
0.570% due 07/10/17	149	149	Citibank Credit Card Issuance Trust
Series 2014-2 Class A2A			Series 2006-A7 Class A7
0.540% due 10/10/17	148	148	0.301% due 12/17/18 (Ê)	1,295	1,291
Series 2014-2 Class A2B			Series 2014-A3 Class A3
0.448% due 10/10/17 (Ê)	420	420	0.367% due 05/09/18 (Ê)	540	540
Ameriquest Mortgage Securities, Inc.			Citigroup Mortgage Loan Trust, Inc.
Trust			Series 2007-WFH1 Class A3
Series 2005-R5 Class M1			0.337% due 01/25/37 (Ê)	501	492
0.600% due 07/25/35 (Ê)	557	555	Series 2007-WFH1 Class A4
Asset Backed Securities Corp. Home			0.370% due 01/25/37 (Ê)	934	872
Equity Loan Trust			CNH Equipment Trust
Series 2005-HE5 Class M3			Series 2012-D Class A3
0.890% due 06/25/35 (Ê)	1,050	986	0.650% due 04/16/18	68	68
Series 2006-HE5 Class A5			Countrywide Asset-Backed Certificates
0.395% due 07/25/36 (Ê)	1,200	1,001	Series 2007-4 Class A2
BA Credit Card Trust			5.529% due 04/25/47	114	123
Series 2007-A1 Class A1			Drive Auto Receivables Trust
5.170% due 06/15/19	1,500	1,580	Series 2015-DA Class A1
Bank of The West Auto Trust			0.520% due 10/17/16 (Þ)	1,040	1,040
Series 2014-1 Class A3			Education Loan Asset-Backed Trust I
1.090% due 03/15/19 (Þ)	1,130	1,130	Series 2013-1 Class B1
Bayview Financial Acquisition Trust			1.169% due 11/25/33 (Ê)(Þ)	956	889
Series 2006-A Class 1A3			Educational Funding of the South, Inc.
5.865% due 02/28/41	190	197	Series 2011-1 Class A2
Bear Stearns Asset Backed Securities			0.927% due 04/25/35 (Ê)	392	381
I Trust			EFS Volunteer LLC
Series 2005-FR1 Class M1			Series 2010-1 Class A2
0.670% due 06/25/35 (Ê)	401	400	1.084% due 10/25/35 (Ê)(Þ)	500	493
BMW Vehicle Owner Trust			Exeter Automobile Receivables Trust
Series 2013-A Class A3			Series 2013-1A Class A
0.670% due 11/27/17	1,147	1,146	1.290% due 10/16/17 (Þ)	7	7
Brazos Higher Education Authority, Inc.			Series 2014-1A Class A
Series 2010-1 Class A2			1.290% due 05/15/18 (Þ)	241	241
1.482% due 02/25/35 (Ê)	500	499	Fannie Mae Grantor Trust
Series 2011-2 Class A3			Series 2003-T4 Class 2A5
1.234% due 10/27/36 (Ê)	410	400	5.224% due 09/26/33	46	50
Capital Auto Receivables Asset Trust			Fannie Mae REMICS

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 21

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-24 Class ZE			Series 2014-1 Class A2
5.000% due 04/25/35	449	498	0.430% due 02/15/17	1,202	1,202
Federal Home Loan Mortgage Corp.			Merrill Lynch First Franklin Mortgage
Structured Pass Through Securities			Loan Trust
Series 2000-30 Class A5			Series 2007-1 Class A2B
7.572% due 12/25/30	31	32	0.351% due 04/25/37 (Ê)	101	58
Ford Credit Auto Owner Trust			Series 2007-4 Class 2A2
Series 2012-D Class A3			0.290% due 07/25/37 (Ê)	715	433
0.510% due 04/15/17	71	71	Montana Higher Education Student
Series 2013-A Class A3			Assistance Corp.
0.550% due 07/15/17	141	141	Series 2012-1 Class A3
Series 2013-C Class A3			1.216% due 07/20/43 (Ê)	650	634
0.820% due 12/15/17	425	425	MSCC Heloc Trust
Freddie Mac Reference REMIC			Series 2007-1 Class A
Series 2006-R007 Class ZA			0.270% due 12/25/31 (Ê)	305	293
6.000% due 05/15/36	561	639	Navient Private Education Loan Trust
Green Tree			Series 2014-AA Class A2A
Series 2008-MH1 Class A2			2.740% due 02/15/29 (Þ)	795	802
8.970% due 04/25/38 (Þ)	267	275	Navient Student Loan Trust
Hertz Vehicle Finance Trust			Series 2014-2 Class A
2.020% due 09/25/19	920	920	0.806% due 03/25/43 (Ê)	887	835
Hertz Vehicle Financing LLC			Series 2014-3 Class A
Series 2013-1A Class A1			0.786% due 03/25/43 (Ê)	890	838
1.120% due 08/25/17 (Þ)	720	721	Series 2014-4 Class A
Higher Education Funding I			0.786% due 03/25/43 (Ê)	763	718
Series 2014-1 Class A			Nelnet Student Loan Trust
1.283% due 05/25/34 (Ê)(Þ)	436	433	Series 2014-4A Class A2
Honda Auto Receivables Owner Trust			1.119% due 11/25/43 (Ê)(Þ)	470	427
Series 2013-2 Class A3			Series 2015-2A Class A2
0.530% due 02/16/17	507	507	0.821% due 09/25/42 (Ê)(Þ)	950	944
Series 2014-2 Class A3			Nissan Auto Receivables Owner Trust
0.770% due 03/19/18	250	250	Series 2011-B Class A4
Series 2015-3 Class A2			1.240% due 01/16/18	291	291
0.920% due 11/20/17	155	155	Series 2014-A Class A3
Hyundai Auto Receivables Trust			0.720% due 08/15/18	250	250
Series 2011-C Class A4			Northstar Education Finance, Inc.
1.300% due 02/15/18	343	343	Series 2007-1 Class A1
Series 2013-A Class A3			0.333% due 04/28/30 (Ê)	475	430
0.560% due 07/17/17	604	603	Popular ABS Mortgage Pass-Through
Series 2013-C Class A3			Trust
1.010% due 02/15/18	2,150	2,154	Series 2006-C Class A4
Series 2014-A Class A3			0.420% due 07/25/36 (Ê)	1,380	1,303
0.790% due 07/16/18	500	500	Series 2006-D Class A3
JGWPT XXX LLC			0.447% due 11/25/46 (Ê)	1,500	1,307
Series 2013-3A Class A			Prestige Auto Receivables Trust
4.080% due 01/17/73 (Þ)	283	301	Series 2014-1A Class A3
JGWPT XXXII LLC			1.520% due 04/15/20 (Þ)	403	403
Series 2014-2A Class A			RAMP Trust
3.610% due 01/17/73 (Þ)	383	392	Series 2003-RS9 Class AI6A
JPMorgan Mortgage Acquisition Corp.			5.982% due 10/25/33	251	264
Series 2007-HE1 Class AF6			Series 2003-RS11 Class AI6A
4.148% due 03/25/47	1,362	1,044	5.980% due 12/25/33	95	102
Lehman XS Trust			RASC Trust
Series 2006-9 Class A1B			Series 2003-KS4 Class AIIB
0.330% due 05/25/46 (Ê)	97	82	0.767% due 06/25/33 (Ê)	22	18
Series 2006-13 Class 1A2			Renaissance Home Equity Loan Trust
0.340% due 09/25/36 (Ê)	100	89	Series 2005-2 Class AF4
Series 2006-19 Class A2			4.934% due 08/25/35	85	85
0.340% due 12/25/36 (Ê)	103	87	Series 2006-1 Class AF3
Long Beach Mortgage Loan Trust			5.608% due 05/25/36	11	7
Series 2004-4 Class M1			Series 2006-1 Class AF6
1.070% due 10/25/34 (Ê)	1,200	1,140	5.746% due 05/25/36	116	81
Mercedes-Benz Auto Receivables Trust			Series 2007-1 Class AF2
			5.512% due 04/25/37	507	264

See accompanying notes which are an integral part of this quarterly report.

22 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Santander Drive Auto Receivables Trust			Series 2014-B Class A2
Series 2013-1 Class B			2.550% due 08/27/29 (Þ)	664	667
1.160% due 01/15/19	929	929	Soundview Home Equity Loan Trust
Series 2013-3 Class A3			Series 2005-1 Class M2
0.700% due 10/16/17	273	273	0.905% due 04/25/35 (Ê)	27	27
Series 2014-2 Class A2A			Series 2005-OPT3 Class A4
0.540% due 07/17/17	91	91	0.470% due 11/25/35 (Ê)	50	50
Series 2014-2 Class A3			Toyota Auto Receivables Owner Trust
0.800% due 04/16/18	750	749	Series 2013-A Class A3
Series 2014-3 Class A2A			0.550% due 01/17/17	141	141
0.540% due 08/15/17	328	328	Series 2015-B Class A2B
Series 2014-4 Class B			0.398% due 11/15/17 (Ê)	515	514
1.820% due 05/15/19	420	423	Volkswagen Auto Loan Enhanced Trust
Series 2015-4 Class A3			Series 2012-2 Class A3
1.580% due 09/16/19	535	536	0.460% due 01/20/17	205	205
SLC Student Loan Trust			Wachovia Student Loan Trust
Series 2006-1 Class A6			Series 2006-1 Class A6
0.446% due 12/15/38 (Ê)	780	671	0.447% due 04/25/40 (Ê)(Þ)	770	695
SLM Private Education Loan Trust			World Omni Auto Receivables Trust
Series 2010-A Class 2A			Series 2014-A Class A2
3.436% due 05/16/44 (Ê)(Þ)	1,080	1,123	0.430% due 05/15/17	285	285
SLM Student Loan Trust					62,754
Series 2003-11 Class A6			Corporate Bonds and Notes - 20.5%
1.087% due 12/15/25 (Ê)(Þ)	350	338	21st Century Fox America, Inc.
Series 2004-8 Class B			8.250% due 10/17/96	20	26
0.694% due 01/25/40 (Ê)	121	103	AbbVie, Inc.
Series 2006-2 Class A6			4.500% due 05/14/35	540	521
0.404% due 01/25/41 (Ê)	570	501	Advanced Micro Devices, Inc.
Series 2006-8 Class A6			6.750% due 03/01/19	610	422
0.394% due 01/25/41 (Ê)	570	495	7.500% due 08/15/22	190	122
Series 2007-6 Class B			AIG Global Funding
1.084% due 04/27/43 (Ê)	180	148	1.650% due 12/15/17 (Þ)	355	356
Series 2008-2 Class B			Albemarle Corp.
1.434% due 01/25/29 (Ê)	205	165	4.150% due 12/01/24	280	281
Series 2008-3 Class B			Series 30YR
1.434% due 04/25/29 (Ê)	205	169	5.450% due 12/01/44	720	730
Series 2008-4 Class A4			Ally Financial, Inc.
1.927% due 07/25/22 (Ê)	1,400	1,406	5.500% due 02/15/17	520	533
Series 2008-4 Class B			3.600% due 05/21/18	880	870
2.084% due 04/25/29 (Ê)	205	186	Alterra USA Holdings, Ltd.
Series 2008-5 Class B			7.200% due 04/14/17 (Þ)	155	165
2.127% due 07/25/29 (Ê)	205	190	Altice US Finance I Corp.
Series 2008-6 Class B			5.375% due 07/15/23 (Þ)	210	202
2.084% due 07/25/29 (Ê)	205	179	Altria Group, Inc.
Series 2008-7 Class B			9.950% due 11/10/38	50	80
2.084% due 07/25/29 (Ê)	205	179	10.200% due 02/06/39	392	634
Series 2008-8 Class B			Amazon.com, Inc.
2.484% due 10/25/29 (Ê)	205	196	1.200% due 11/29/17	295	294
Series 2008-9 Class A			4.950% due 12/05/44	560	572
1.777% due 04/25/23 (Ê)	846	848	American Airlines Pass Through Trust
Series 2008-9 Class B			Series 2011-1 Class A
2.527% due 10/25/29 (Ê)	205	197	5.250% due 01/31/21	245	261
Series 2012-7 Class A3			Series 2013-1 Class A
0.820% due 05/26/26 (Ê)	475	459	4.000% due 07/15/25	405	413
Series 2013-4 Class A			Series 2013-2 Class A
0.720% due 06/25/27 (Ê)	347	341	4.950% due 01/15/23	412	440
SMART ABS Series Trust			Series 2014-1 Class B
Series 2012-1USA Class A4A			4.375% due 10/01/22	353	353
2.010% due 12/14/17 (Þ)	735	740	American Express Credit Corp.
SMB Private Education Loan Trust			Series F
Series 2015-A Class A3			2.600% due 09/14/20	1,490	1,497
1.000% due 02/17/32 (Ê)(Þ)	1,100	1,077	American Honda Finance Corp.
SoFi Professional Loan Program LLC			1.125% due 10/07/16	1,240	1,244

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 23

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
American International Group, Inc.			3.625% due 09/15/22	625	630
6.400% due 12/15/20	920	1,090	5.200% due 09/15/45	550	555
4.375% due 01/15/55	575	523	Blue Cube Spinco, Inc.
American Tower Trust I			10.000% due 10/15/25 (Þ)	490	509
3.070% due 03/15/23 (Þ)	540	533	BMW US Capital LLC
Ameriprise Financial, Inc.			0.669% due 06/02/17 (Ê)	1,200	1,196
7.518% due 06/01/66	435	428	Boardwalk Pipelines, LP
Anadarko Petroleum Corp.			4.950% due 12/15/24	500	463
6.450% due 09/15/36	633	696	Branch Banking & Trust Co.
4.500% due 07/15/44	440	391	Series BKNT
Anheuser-Busch InBev Finance, Inc.			1.350% due 10/01/17	630	630
0.485% due 01/27/17 (Ê)	500	499	Burlington Northern Santa Fe LLC
Apache Corp.			3.400% due 09/01/24	1,410	1,412
4.750% due 04/15/43	225	203	6.875% due 12/01/27	25	31
4.250% due 01/15/44	315	268	6.750% due 03/15/29	10	12
Apollo Management Holdings, LP			4.150% due 04/01/45	325	303
4.000% due 05/30/24 (Þ)	597	602	Capital One Bank USA NA
Apple, Inc.			Series BKNT
0.550% due 05/03/18 (Ê)	1,180	1,181	1.150% due 11/21/16	550	549
AT&T, Inc.			Capital One NA/Mclean VA
1.700% due 06/01/17	620	622	2.350% due 08/17/18	610	612
4.750% due 05/15/46	585	536	Series BKNT
Automatic Data Processing, Inc.			1.650% due 02/05/18	645	639
2.250% due 09/15/20	500	503	Cargill, Inc.
AutoNation, Inc.			6.000% due 11/27/17 (Þ)	750	818
4.500% due 10/01/25	920	938	CCO Holdings LLC / CCO Holdings
Avaya, Inc.			Capital Corp.
9.000% due 04/01/19 (Þ)	860	714	5.125% due 05/01/23 (Þ)	425	392
Axiall Corp.			CCO Safari II LLC
4.875% due 05/15/23	785	659	4.464% due 07/23/22 (Þ)	1,065	1,066
Bank of America Corp.			6.384% due 10/23/35 (Þ)	685	693
5.625% due 10/14/16	200	209	6.484% due 10/23/45 (Þ)	400	404
5.750% due 12/01/17	140	151	Celgene Corp.
4.000% due 01/22/25	1,210	1,186	2.875% due 08/15/20	750	757
Series GMTN			3.875% due 08/15/25	325	325
6.400% due 08/28/17	200	217	CenterPoint Energy Resources Corp.
Series L			6.125% due 11/01/17	50	55
4.750% due 04/21/45	240	237	Chase Capital III
Bank of America NA			Series C
0.779% due 11/14/16 (Ê)	650	649	0.874% due 03/01/27 (Æ)(Ê)	295	251
Series BKNT			Chesapeake Energy Corp.
5.300% due 03/15/17	450	473	3.539% due 04/15/19 (Ê)	1,025	728
0.731% due 05/08/17 (Ê)	300	299	6.625% due 08/15/20	650	483
6.100% due 06/15/17	775	828	5.375% due 06/15/21	175	116
1.650% due 03/26/18	430	430	4.875% due 04/15/22	390	254
1.750% due 06/05/18	1,105	1,102	CHS/Community Health Systems, Inc.
Baxalta, Inc.			8.000% due 11/15/19	180	187
2.875% due 06/23/20 (Þ)	570	570	CIT Group, Inc.
Bayer US Finance LLC			6.625% due 04/01/18 (Þ)	390	412
2.375% due 10/08/19 (Þ)	425	431	Citigroup, Inc.
Bear Stearns Cos. LLC (The)			6.000% due 08/15/17	450	485
5.550% due 01/22/17	525	551	6.125% due 11/21/17	405	441
7.250% due 02/01/18	195	218	1.850% due 11/24/17	815	817
Bellsouth Capital Funding Corp.			1.800% due 02/05/18	1,180	1,179
7.875% due 02/15/30	380	466	2.150% due 07/30/18	1,300	1,306
Berkshire Hathaway Energy Co.			5.375% due 08/09/20	250	279
Series WI			4.450% due 09/29/27	620	617
4.500% due 02/01/45	320	317	4.650% due 07/30/45	575	574
Berkshire Hathaway Finance Corp.			Series Q
4.400% due 05/15/42	275	271	5.950% due 12/31/49 (Æ)(ƒ)	805	794
Biogen, Inc.			Commonwealth Edison Co.
2.900% due 09/15/20	1,240	1,253	5.800% due 03/15/18	290	320

See accompanying notes which are an integral part of this quarterly report.

24 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Compass Bank			Exelon Corp.
Series BKNT			2.850% due 06/15/20	725	731
6.400% due 10/01/17	890	961	Exxon Mobil Corp.
ConAgra Foods, Inc.			0.377% due 03/15/17 (Ê)	1,200	1,198
4.950% due 08/15/20	580	634	3.567% due 03/06/45	210	198
ConocoPhillips Co.			Farmers Exchange Capital
4.300% due 11/15/44	315	298	7.200% due 07/15/48 (Þ)	300	381
Continental Airlines Pass Through Trust			Farmers Exchange Capital II
Series 00A1 Class A-1			6.151% due 11/01/53 (Þ)	630	675
8.048% due 11/01/20	202	228	Farmers Exchange Capital III
Series 071A Class A			5.454% due 10/15/54 (Þ)	600	595
5.983% due 04/19/22	121	134	Fifth Third Bank
Series 991A Class A			Series BKNT
6.545% due 02/02/19	127	136	2.875% due 10/01/21	700	707
Continental Resources, Inc.			First Data Corp.
4.900% due 06/01/44	125	89	12.625% due 01/15/21	330	375
Crown Castle Towers LLC			FirstEnergy Transmission LLC
4.174% due 08/15/17 (Þ)	705	723	5.450% due 07/15/44 (Þ)	500	515
3.222% due 05/15/22 (Þ)	650	634	Ford Motor Credit Co. LLC
CVS Health Corp.			4.250% due 02/03/17	660	682
2.800% due 07/20/20	635	645	5.000% due 05/15/18	2,200	2,339
3.875% due 07/20/25	895	923	2.240% due 06/15/18	1,895	1,888
5.125% due 07/20/45	1,250	1,343	Series FXD
Daimler Finance NA LLC			2.145% due 01/09/18	3,125	3,113
2.000% due 08/03/18 (Þ)	980	966	Forest Laboratories LLC
DaVita HealthCare Partners, Inc.			4.875% due 02/15/21 (Þ)	345	373
5.125% due 07/15/24	220	216	FPL Energy Wind Funding LLC
DCP Midstream Operating, LP			6.876% due 06/27/17 (Þ)	36	35
2.500% due 12/01/17	115	105	Freeport-McMoRan, Inc.
Delta Air Lines Pass Through Trust			3.550% due 03/01/22	55	41
Series 2002-1 Class G-1			3.875% due 03/15/23	185	138
6.718% due 01/02/23	96	110	Frontier Communications Corp.
Series 2007-1 Class A			11.000% due 09/15/25 (Þ)	715	692
6.821% due 08/10/22	434	504	General Electric Capital Corp.
Devon Energy Corp.			0.491% due 02/15/17 (Ê)	560	559
5.000% due 06/15/45	315	285	4.375% due 09/16/20	300	331
DIRECTV Holdings LLC / DIRECTV			0.684% due 05/05/26 (Ê)	525	491
Financing Co., Inc.			Series GMTN
4.450% due 04/01/24	660	677	1.250% due 05/15/17	1,560	1,569
Discover Bank			5.625% due 05/01/18	230	255
2.000% due 02/21/18	500	497	6.875% due 01/10/39	350	490
DISH DBS Corp.
6.750% due 06/01/21	735	708	General Electric Co.
			5.250% due 12/06/17	340	369
Duke Energy Carolinas LLC			4.500% due 03/11/44	610	632
4.000% due 09/30/42	600	590
			General Mills, Inc.
Duke Energy Progress LLC			5.650% due 02/15/19	590	656
4.100% due 03/15/43	310	306
			General Motors Co.
Duquesne Light Holdings, Inc.			4.875% due 10/02/23	2,000	2,027
6.400% due 09/15/20 (Þ)	500	574
eBay, Inc.			5.200% due 04/01/45	425	399
0.494% due 07/28/17 (Ê)	580	572	Georgia-Pacific LLC
0.780% due 08/01/19 (Ê)	370	358	8.875% due 05/15/31	610	877
			Gilead Sciences, Inc.
El Paso Natural Gas Co. LLC			2.550% due 09/01/20	1,220	1,228
7.500% due 11/15/26	100	115
Energy Transfer Partners, LP			3.650% due 03/01/26	1,145	1,150
4.650% due 06/01/21	410	409	4.750% due 03/01/46	600	603
4.050% due 03/15/25	850	751	Goldman Sachs Capital I
6.050% due 06/01/41	375	333	6.345% due 02/15/34 (Æ)	520	596
3.318% due 11/01/66 (Ê)	1,380	1,007	Goldman Sachs Group, Inc. (The)
			6.150% due 04/01/18	400	441
Enterprise Products Operating LLC			1.925% due 11/29/23 (Ê)	540	543
3.700% due 02/15/26	890	841
Series B			6.750% due 10/01/37	425	507
7.034% due 01/15/68	370	390	4.800% due 07/08/44	330	335

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 25

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 1			Series U
1.497% due 04/30/18 (Ê)	1,500	1,513	1.250% due 02/02/37 (Æ)(Ê)	335	260
Series D			JPMorgan Chase Capital XXIII
6.000% due 06/15/20	150	172	1.321% due 05/15/47 (Æ)(Ê)	545	420
Series GMTN			Kansas City Power & Light Co.
7.500% due 02/15/19	600	701	3.650% due 08/15/25	550	562
Series M			Kinder Morgan, Inc.
5.375% due 12/31/49 (Æ)(ƒ)	740	723	4.300% due 06/01/25	555	499
Great Plains Energy, Inc.			KKR Group Finance Co. II LLC
5.292% due 06/15/22	620	682	5.500% due 02/01/43 (Þ)	35	37
Hartford Financial Services Group, Inc.			KKR Group Finance Co. III LLC
(The)			5.125% due 06/01/44 (Þ)	1,090	1,063
5.375% due 03/15/17	200	212	Kohl's Corp.
HCA, Inc.			4.250% due 07/17/25	1,205	1,207
6.500% due 02/15/20	200	218	5.550% due 07/17/45	575	563
4.750% due 05/01/23	200	201	Kraft Heinz Foods Co.
HCP, Inc.			1.600% due 06/30/17 (Þ)	320	320
4.250% due 11/15/23	845	850	2.000% due 07/02/18 (Þ)	1,220	1,222
Hewlett Packard Enterprise Co.			4.875% due 02/15/25 (Þ)	450	480
2.450% due 10/05/17	1,650	1,649	Life Technologies Corp.
4.400% due 10/15/22	1,920	1,916	6.000% due 03/01/20	460	525
4.900% due 10/15/25	1,120	1,117	Lowe's Cos., Inc.
6.200% due 10/15/35	1,135	1,134	3.375% due 09/15/25	450	455
Hospira, Inc.			Manufacturers & Traders Trust Co.
5.200% due 08/12/20	1,265	1,432	5.585% due 12/28/20	84	84
5.800% due 08/12/23	260	301	Series BKNT
HSBC Bank USA NA			1.400% due 07/25/17	780	779
Series BKNT			Marathon Oil Corp.
5.875% due 11/01/34	475	552	5.200% due 06/01/45	635	536
HSBC USA, Inc.			McGraw Hill Financial, Inc.
2.000% due 08/07/18	645	646	3.300% due 08/14/20 (Þ)	600	610
Indiantown Cogeneration, LP			Medco Health Solutions, Inc.
Series A-10			4.125% due 09/15/20	535	562
9.770% due 12/15/20	114	129	Medtronic, Inc.
Intel Corp.			Series WI
3.700% due 07/29/25	670	687	3.150% due 03/15/22	480	487
International Paper Co.			Merck & Co., Inc.
5.150% due 05/15/46	540	528	0.685% due 05/18/18 (Ê)	1,170	1,172
IPALCO Enterprises, Inc.			MetLife, Inc.
5.000% due 05/01/18	500	524	10.750% due 08/01/39	1,000	1,560
Janus Capital Group, Inc.			Metropolitan Life Global Funding I
4.875% due 08/01/25	640	656	1.875% due 06/22/18 (Þ)	750	755
Jersey Central Power & Light Co.			Microsoft Corp.
6.150% due 06/01/37	200	221	3.750% due 02/12/45	325	300
JetBlue Airways Pass Through Trust			Monongahela Power Co.
Series 04-2 Class G-2			4.100% due 04/15/24 (Þ)	375	390
0.771% due 11/15/16 (Ê)	750	742	5.400% due 12/15/43 (Þ)	255	283
Johnson & Johnson			Morgan Stanley
0.395% due 11/28/16 (Ê)	1,000	1,000	5.550% due 04/27/17	425	451
JPMorgan Chase & Co.			6.250% due 08/28/17	500	543
2.750% due 06/23/20	440	444	5.625% due 09/23/19	275	307
4.250% due 10/15/20	300	322	3.950% due 04/23/27	600	578
4.250% due 10/01/27	465	463	4.300% due 01/27/45	1,020	969
Series FRN			Series GMTN
0.841% due 02/15/17 (Ê)	1,200	1,199	5.450% due 01/09/17	225	236
JPMorgan Chase Bank NA			4.000% due 07/23/25	485	496
Series BKNT			Mutual of Omaha Insurance Co.
6.000% due 10/01/17	945	1,021	4.297% due 07/15/54 (Þ)	610	599
JPMorgan Chase Capital XIII			Mylan, Inc.
Series M			2.550% due 03/28/19	700	690
1.277% due 09/30/34 (Æ)(Ê)	480	404	National City Bank
JPMorgan Chase Capital XXI			Series BKNT
			0.702% due 06/07/17 (Ê)	500	497

See accompanying notes which are an integral part of this quarterly report.

26 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nationwide Mutual Insurance Company			2.600% due 10/01/20	700	701
Series 144a			3.750% due 10/01/25	450	455
2.627% due 12/15/24 (Ê)(Þ)	500	489	Tenet Healthcare Corp.
Neptune Finco Corp.			3.837% due 06/15/20 (Ê)(Þ)	215	214
6.625% due 10/15/25 (Þ)	220	221	Tennessee Gas Pipeline Co. LLC
New York Life Global Funding			8.375% due 06/15/32	200	209
1.450% due 12/15/17 (Þ)	885	886	Toyota Motor Credit Corp.
NiSource Finance Corp.			1.450% due 01/12/18	320	320
6.400% due 03/15/18	58	64	Series MTn
Noble Energy, Inc.			0.706% due 03/12/20 (Ê)	1,485	1,460
3.900% due 11/15/24	150	140	UAL Pass Through Trust
NVR, Inc.			Series 09-1
3.950% due 09/15/22	445	455	10.400% due 11/01/16	25	27
Oncor Electric Delivery Co. LLC			Union Pacific Railroad Co. Pass Through
6.800% due 09/01/18	550	624	Trust
PACCAR Financial Corp.			Series 06-1
0.522% due 06/06/17 (Ê)	625	624	5.866% due 07/02/30	148	172
Panhandle Eastern Pipe Line Co., LP			UnitedHealth Group, Inc.
8.125% due 06/01/19	450	527	6.000% due 06/15/17	3	3
Pfizer, Inc.			1.450% due 07/17/17	460	462
0.471% due 05/15/17 (Ê)	1,460	1,459	1.900% due 07/16/18	560	566
6.200% due 03/15/19	330	377	2.700% due 07/15/20	560	573
PNC Bank NA			4.625% due 07/15/35	325	343
Series BKNT			Univision Communications, Inc.
1.850% due 07/20/18	910	914	5.125% due 05/15/23 (Þ)	100	95
Procter & Gamble Co. (The)			US Airways Pass Through Trust
0.389% due 11/04/16 (Ê)	1,000	1,000	Series 2011-1 Class A
Public Service Co. of New Mexico			7.125% due 10/22/23	371	431
7.950% due 05/15/18	260	296	Series 2012-1 Class A
3.850% due 08/01/25	300	302	5.900% due 10/01/24	595	657
QVC, Inc.			Series 2013-1 Class A
4.375% due 03/15/23	930	904	3.950% due 11/15/25	422	423
Series WI			US Bank NA
5.450% due 08/15/34	320	286	Series BKNT
Rayonier AM Products, Inc.			0.533% due 09/11/17 (Ê)	500	498
5.500% due 06/01/24 (Þ)	560	420	1.375% due 09/11/17	275	276
Reliance Standard Life Global Funding			USF&G Capital III
II			8.312% due 07/01/46 (Þ)	350	516
2.500% due 01/15/20 (Þ)	475	476	Verizon Communications, Inc.
Reynolds American, Inc.			2.086% due 09/14/18 (Ê)	100	103
5.850% due 08/15/45	815	907	3.000% due 11/01/21	700	698
Reynolds Group Issuer, Inc. / Reynolds			5.050% due 03/15/34	1,083	1,080
Group Issuer LLC			Series WI
5.750% due 10/15/20	435	439	4.672% due 03/15/55	804	692
Rockwood Specialties Group, Inc.			Viacom, Inc.
4.625% due 10/15/20	415	430	5.850% due 09/01/43	820	759
Sabine Pass LNG, LP			Volkswagen Group of America Finance
7.500% due 11/30/16	175	179	LLC
Series 144a			2.125% due 05/23/19 (Þ)	595	555
7.500% due 11/30/16 (Þ)	380	389	2.450% due 11/20/19 (Þ)	190	178
SABMiller Holdings, Inc.			Wachovia Capital Trust III
3.750% due 01/15/22 (Þ)	905	928	5.570% due 03/29/49 (Æ)(Ê)(ƒ)	550	539
Samsung Electronics America, Inc.			Wachovia Corp.
1.750% due 04/10/17 (Þ)	305	305	0.607% due 06/15/17 (Ê)	865	862
SL Green Realty Corp.			Wal-Mart Stores, Inc.
7.750% due 03/15/20	325	385	4.750% due 10/02/43	225	243
South Carolina Electric & Gas Co.			Wells Fargo & Co.
6.500% due 11/01/18	150	172	0.629% due 06/02/17 (Ê)	2,400	2,393
Sprint Capital Corp.			1.400% due 09/08/17	400	400
8.750% due 03/15/32	1,255	976	Series GMTN
Sprint Communications, Inc.			2.600% due 07/22/20	1,705	1,722
9.000% due 11/15/18 (Þ)	380	399	4.300% due 07/22/27	545	555
Sysco Corp.			Welltower, Inc.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 27

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.950% due 01/15/21 (ö)	365	398	0.726% due 03/27/17 (Ê)(Þ)	1,095	1,092
5.250% due 01/15/22 (ö)	200	219	CDP Financial, Inc.
Williams Cos., Inc. (The)			5.600% due 11/25/39 (Þ)	465	574
7.875% due 09/01/21	161	164	Cooperatieve Centrale Raiffeisen-
Williams Partners, LP			Boerenleenbank BA
5.100% due 09/15/45	720	551	0.624% due 04/28/17 (Ê)	400	400
Williams Partners, LP / Williams			4.375% due 08/04/25	950	951
Partners Finance Corp.			5.250% due 08/04/45	790	799
7.250% due 02/01/17	235	250	11.000% due 06/29/49 (ƒ)(Þ)	782	961
ZFS Finance USA Trust II			Credit Suisse
6.450% due 12/15/65 (Þ)	550	556	1.750% due 01/29/18	755	755
ZFS Finance USA Trust V			6.000% due 02/15/18	385	419
6.500% due 05/09/37 (Þ)	875	889	Series GMTN
		178,386	0.822% due 05/26/17 (Ê)	300	299
International Debt - 6.0%			1.375% due 05/26/17	805	804
ABN AMRO Bank NV			Credit Suisse Group Funding Guernsey,
1.094% due 10/28/16 (Ê)(Þ)	300	301	Ltd.
Actavis Funding SCS			4.875% due 05/15/45 (Þ)	490	480
4.750% due 03/15/45	375	340	Deutsche Bank AG
AerCap Ireland Capital, Ltd. / AerCap			1.875% due 02/13/18	645	643
Global Aviation Trust			Deutsche Telekom International Finance
4.625% due 07/01/22	735	732	BV
AMMC CLO XIV, Ltd.			2.250% due 03/06/17 (Þ)	920	932
Series 2014-14A Class A1L			Dryden 37 Senior Loan Fund
1.727% due 07/27/26 (µ)(Ê)(Þ)	500	497	Series 2015-37A Class A
ArcelorMittal			1.816% due 04/15/27 (Ê)(Þ)	540	537
6.125% due 06/01/18	445	436	Eaton Vance, Ltd.
6.125% due 06/01/25	1,110	899	Series 2014-1A Class A
Avago Technologies Cayman, Ltd.			1.685% due 07/15/26 (Ê)(Þ)	150	149
Covenant-Lite Term Loan B			Ensco PLC
3.750% due 05/06/21	429	429	4.700% due 03/15/21	65	55
AWAS Aviation Capital, Ltd.			5.750% due 10/01/44	515	356
7.000% due 10/17/16 (Þ)	181	181	Global SC Finance II SRL
Babson CLO, Ltd.			Series 2014-1A Class A2
Series 2014-IA Class A1			3.090% due 07/17/29 (Þ)	362	363
1.720% due 07/20/25 (Ê)(Þ)	470	468	HBOS PLC
Series 2014-IIA Class A			Series GMTN
1.656% due 10/17/26 (Ê)(Þ)	130	129	6.750% due 05/21/18 (Þ)	825	909
Banco do Brasil SA			HSBC Holdings PLC
9.000% due 12/29/49 (ƒ)(Þ)	350	204	6.375% due 12/31/49 (ƒ)	465	443
Bank of Montreal			Imperial Tobacco Finance PLC
Series YCD			4.250% due 07/21/25 (Þ)	585	592
0.483% due 11/10/16 (Ê)(~)	750	750	ING Bank NV
Bank of Nova Scotia			3.750% due 03/07/17 (Þ)	1,500	1,550
Series YCD			Intelsat Jackson Holdings SA
0.491% due 11/07/16 (Ê)(~)	730	730	7.250% due 04/01/19	1,100	1,031
Barclays Bank PLC			Intesa Sanpaolo SpA
0.873% due 12/09/16 (Ê)	975	974	2.375% due 01/13/17	555	557
Barclays PLC			5.017% due 06/26/24 (Þ)	455	449
2.000% due 03/16/18	650	650	Korea Electric Power Corp.
2.750% due 11/08/19	515	518	5.125% due 04/23/34 (Þ)	60	68
Barrick Gold Corp.			LBG Capital No 1 PLC
4.100% due 05/01/23	1,584	1,402	Series 144a
Betony CLO, Ltd.			8.000% due 12/29/49 (ƒ)(Þ)	1,470	1,658
Series 2015-1A Class A			Limerock CLO II, Ltd.
1.772% due 04/15/27 (Ê)(Þ)	460	458	Series 2014-2A Class A
BP Capital Markets PLC			1.775% due 04/18/26 (Ê)(Þ)	540	537
3.506% due 03/17/25	645	637	Lloyds Banking Group PLC
BPCE SA			7.500% due 06/27/24 (Æ)(ƒ)	685	699
0.895% due 11/18/16 (Ê)	300	300	Macquarie Bank, Ltd.
Braskem Finance, Ltd.			0.925% due 10/27/17 (Ê)(Þ)	375	373
6.450% due 02/03/24	425	351	Magnetite XII, Ltd.
Caisse Centrale Desjardins

See accompanying notes which are an integral part of this quarterly report.

28 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-12A Class A			5.875% due 05/15/23 (Þ)	110	105
1.789% due 04/15/27 (Ê)(Þ)	190	189	6.125% due 04/15/25 (Þ)	110	105
Marfrig Overseas, Ltd.			Validus Holdings, Ltd.
9.500% due 05/04/20 (Þ)	1,110	1,077	8.875% due 01/26/40	355	460
Noble Holding International, Ltd.			Voya CLO, Ltd.
3.950% due 03/15/22	220	166	Series 2014-4A Class A1
Nokia OYJ			1.733% due 10/14/26 (Ê)(Þ)	310	308
6.625% due 05/15/39	770	805	Weatherford International, Ltd.
NOVA Chemicals Corp.			5.125% due 09/15/20	520	453
5.250% due 08/01/23 (Þ)	410	397	4.500% due 04/15/22	65	53
Petrobras Global Finance BV					52,271
6.250% due 03/17/24	1,620	1,179	Loan Agreements - 0.5%
Petroleos de Venezuela SA			Chrysler Group LLC Term Loan B
5.375% due 04/12/27	295	94	3.500% due 05/24/17 (Ê)	561	558
Series REGS			First Data Corp. Term Loan
6.000% due 11/15/26	2,360	755	3.700% due 03/24/18 (Ê)	575	570
Petroleos Mexicanos			MacDermid, Inc. 1st Lien Term Loan
4.500% due 01/23/26 (Þ)	415	383	4.500% due 06/07/20 (Ê)	606	586
5.625% due 01/23/46 (Þ)	355	289	Numericable US LLC 1st Lien Term
Rio Tinto Finance USA, Ltd.			Loan B1
3.750% due 06/15/25	605	590	4.500% due 05/21/20 (Ê)	293	291
Royal Bank of Scotland Group PLC			Numericable US LLC 1st Lien Term
1.875% due 03/31/17	350	349	Loan B2
6.400% due 10/21/19	180	202	4.500% due 05/21/20 (Ê)	253	251
5.125% due 05/28/24	340	343	Sungard Availability Services Capital,
7.500% due 12/29/49 (ƒ)	425	424	Inc. Term Loan B
			6.000% due 03/31/19 (Ê)	397	337
Seagate HDD Cayman			TWCC Holding Corp. 2nd Lien
5.750% due 12/01/34 (Þ)	660	635	Covenant-Lite Term Loan
Shell International Finance BV			7.000% due 06/26/20 (Ê)	765	711
0.531% due 11/15/16 (Ê)	1,455	1,455	Valeant Pharmaceuticals International,
3.250% due 05/11/25	1,030	1,019	Inc. 1st Lien Term Loan B
4.375% due 05/11/45	300	297	3.750% due 04/02/22 (Ê)	597	590
Sirius International Group, Ltd.			Valeant Pharmaceuticals International,
7.506% due 05/29/49 (ƒ)(Þ)	365	369	Inc. 1st Lien Term Loan E
Sky PLC			4.000% due 08/05/20 (Ê)	288	284
6.100% due 02/15/18 (Þ)	355	388			4,178
Societe Generale SA			Mortgage-Backed Securities - 22.6%
8.000% due 12/31/49 (ƒ)(Þ)	1,070	1,047	1211 Avenue of the Americas Trust
Suncor Energy, Inc.			Series 2015-1211 Class A1A2
5.950% due 12/01/34	320	356	3.901% due 08/10/35 (Þ)	1,560	1,626
Teck Resources, Ltd.			Adjustable Rate Mortgage Trust
3.750% due 02/01/23	875	534	Series 2007-1 Class 1A1
Total Capital SA			2.709% due 03/25/37 (Ê)	671	553
2.125% due 08/10/18	510	518	American Home Mortgage Investment
Trade MAPS 1, Ltd.			Trust
Series 2013-1A Class A			Series 2004-4 Class 4A
0.866% due 12/10/18 (Ê)(Þ)	640	640	2.423% due 02/25/45 (Ê)	38	38
Transocean, Inc.			Series 2007-4 Class A2
3.000% due 10/15/17	1,434	1,298	0.360% due 08/25/37 (Ê)	46	45
4.300% due 10/15/22	635	392	Banc of America Commercial Mortgage
Tyco Electronics Group SA			Trust
6.550% due 10/01/17	450	493	Series 2007-2 Class AM
Tyco International Finance SA			5.623% due 04/10/49	585	614
3.900% due 02/14/26	515	521	Banc of America Funding Trust
UBS AG			Series 2006-3 Class 5A3
1.375% due 06/01/17	590	589	5.500% due 03/25/36	548	514
1.800% due 03/26/18	1,390	1,389	Series 2006-3 Class 5A8
			5.500% due 03/25/36	150	142
UBS Group Funding Jersey, Ltd.			Banc of America Merrill Lynch
2.950% due 09/24/20 (Þ)	555	556	Commercial Mortgage, Inc.
Vale Overseas, Ltd.			Series 2005-6 Class A4
6.875% due 11/21/36	290	228	5.156% due 09/10/47	322	322
Valeant Pharmaceuticals International,

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 29

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-2 Class A4			Series 2005-CD1 Class AJ
5.727% due 05/10/45	160	162	5.226% due 07/15/44	91	91
Series 2008-1 Class A4			Series 2005-CD1 Class C
6.215% due 02/10/51	460	496	5.226% due 07/15/44	190	190
Banc of America Mortgage Securities,			Commercial Mortgage Asset Trust
Inc.			Series 2001-J2A Class E
Series 2004-1 Class 5A1			6.922% due 07/16/34 (Þ)	345	359
6.500% due 09/25/33	2	2	Commercial Mortgage Trust
Series 2004-11 Class 2A1			Series 2005-LP5 Class D
5.750% due 01/25/35	43	44	4.776% due 05/10/43	361	361
Series 2005-H Class 2A5			Series 2012-CR2 Class A1
2.691% due 09/25/35 (Ê)	122	112	0.824% due 08/15/45	43	43
Banc of America Re-REMIC Trust			Series 2013-CR7 Class A1
Series 2010-UB5 Class A4A			0.716% due 03/10/46	487	485
5.649% due 02/17/51 (Þ)	424	437	Series 2013-CR13 Class A1
BCAP LLC Trust			1.259% due 11/10/18	714	712
Series 2011-R11 Class 15A1			Series 2014-UBS4 Class A1
2.589% due 10/26/33 (Ê)(Þ)	274	278	1.309% due 08/10/47	280	279
Series 2011-R11 Class 20A5			Countrywide Home Loan Mortgage Pass
2.601% due 03/26/35 (Ê)(Þ)	166	167	Through Trust
Bear Stearns Adjustable Rate Mortgage			Series 2005-3 Class 1A2
Trust			0.475% due 04/25/35 (Ê)	15	13
Series 2003-8 Class 4A1			Series 2007-HY5 Class 1A1
2.668% due 01/25/34 (Ê)	101	101	2.646% due 09/25/47 (Ê)	942	830
Series 2004-5 Class 2A			Credit Suisse Commercial Mortgage
2.957% due 07/25/34 (Ê)	416	417	Trust
Series 2004-9 Class 22A1			Series 2006-C5 Class A1A
3.034% due 11/25/34 (Ê)	19	19	5.297% due 12/15/39	1,142	1,180
Series 2005-2 Class A1			Series 2007-C1 Class A3
2.680% due 03/25/35 (Ê)	282	284	5.383% due 02/15/40	78	81
Bear Stearns Commercial Mortgage			Credit Suisse First Boston Mortgage
Securities Trust			Securities Corp.
Series 2002-TOP6 Class G			Series 2005-9 Class 2A1
6.000% due 10/15/36 (Þ)	140	142	5.500% due 10/25/35	154	146
Series 2005-PW10 Class A4			Series 2005-C3 Class AJ
5.405% due 12/11/40	64	64	4.771% due 07/15/37	3	3
Series 2006-T22 Class A4			Series 2005-C5 Class AJ
5.571% due 04/12/38	346	348	5.100% due 08/15/38	65	65
BHMS Mortgage Trust			Series 2005-C6 Class B
Series 2014-ATLS Class AFL			5.230% due 12/15/40	375	375
1.671% due 07/05/33 (Ê)(Þ)	180	180	Credit Suisse Mortgage Capital
Series 2014-ATLS Class BFX			Certificates
4.241% due 07/05/33 (Þ)	500	510	Series 2007-2 Class 3A4
CFCRE Commercial Mortgage Trust			5.500% due 03/25/37	491	457
Series 2011-C2 Class C			CSMC Mortgage-Backed Trust
5.760% due 12/15/47 (Þ)	195	218	Series 2007-5 Class 8A2
CHL Mortgage Pass-Through Trust			6.000% due 10/25/24	925	967
Series 2004-22 Class A3			Series 2011-4R Class 5A1
2.429% due 11/25/34 (Ê)	75	71	2.615% due 05/27/36 (Þ)	203	203
Series 2004-HYB9 Class 1A1			Series 2014-USA Class A2
2.468% due 02/20/35 (Ê)	111	110	3.953% due 09/15/37 (Þ)	545	574
Citicorp Mortgage Securities Trust			DBCCRE Mortgage Trust
Series 2006-3 Class 1A9			Series 2014-ARCP Class C
5.750% due 06/25/36	135	140	4.935% due 01/10/34 (Þ)	295	310
Citigroup Commercial Mortgage Trust			DBRR Trust
Series 2009-RR1 Class MA4A			Series 2011-LC2 Class A4A
5.485% due 03/17/51 (Þ)	300	313	4.537% due 07/12/44 (Þ)	340	378
Citigroup Mortgage Loan Trust, Inc.			DBUBS Mortgage Trust
Series 2005-11 Class A2A			Series 2011-LC1A Class A1
2.730% due 10/25/35 (Ê)	21	20	3.742% due 11/10/46 (Þ)	443	445
Series 2007-AR8 Class 2A1A			Series 2011-LC2A Class A2
2.685% due 07/25/37 (Ê)	331	310	3.386% due 07/10/44 (Þ)	727	735
Citigroup/Deutsche Bank Commercial			Deutsche Alt-A Securities Mortgage
Mortgage Trust			Loan Trust

See accompanying notes which are an integral part of this quarterly report.

30 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-AR1 Class 2A3			Series 2003-345 Class 19
1.835% due 08/25/35 (Ê)	1	1	Interest Only STRIP
Fannie Mae			4.500% due 01/25/19	48	2
3.584% due 2020	550	586	Series 2005-365 Class 12
3.615% due 2020	676	728	Interest Only STRIP
3.665% due 2020	693	751	5.500% due 12/25/35	114	20
3.763% due 2020	1,553	1,683	Series 2006-369 Class 8
3.950% due 2020	405	444	Interest Only STRIP
4.250% due 2020	720	791	5.500% due 04/25/36	18	4
5.500% due 2020	13	14	Fannie Mae Grantor Trust
4.250% due 2021	395	438	Series 2001-T4 Class A1
4.298% due 2021	722	798	7.500% due 07/25/41	366	449
			Fannie Mae REMIC Trust
5.500% due 2022	81	87	Series 2004-W5 Class A1
2.500% due 2024	952	982	6.000% due 02/25/47	273	309
2.800% due 2025	540	546	Fannie Mae REMICS
4.000% due 2025	330	352	Series 1999-56 Class Z
4.500% due 2025	703	754	7.000% due 12/18/29	21	24
3.240% due 2026	132	138	Series 2003-35 Class FY
4.000% due 2026	384	402	0.570% due 05/25/18 (Ê)	25	25
6.000% due 2026	84	95	Series 2005-110 Class MB
2.966% due 2027	723	726	5.500% due 09/25/35	56	61
6.000% due 2027	51	57	Series 2009-39 Class LB
3.500% due 2030	681	721	4.500% due 06/25/29	290	314
3.500% due 2032	739	782	Series 2009-96 Class DB
6.000% due 2032	55	63	4.000% due 11/25/29	351	376
3.000% due 2033	1,699	1,766	Series 2010-95 Class S
3.500% due 2033	1,420	1,501	Interest Only STRIP
5.000% due 2033	13	15	6.413% due 09/25/40 (Ê)	993	158
6.150% due 2033(Ê)	78	88	Series 2012-55 Class PC
3.500% due 2034	303	321	3.500% due 05/25/42	700	742
5.000% due 2034	20	22	Series 2013-111 Class PL
			2.000% due 12/25/42	570	532
5.500% due 2034	44	49	Fannie Mae-Aces
5.500% due 2037	365	407	Series 2012-M8 Class ASQ2
5.500% due 2038	1,130	1,275	1.520% due 12/25/19	1,232	1,244
6.000% due 2039	118	133	Series 2012-M12 Class 1A
4.000% due 2040	500	543	2.840% due 08/25/22	920	961
5.500% due 2040	126	141	Series 2013-M4 Class ASQ2
6.000% due 2040	339	383	1.451% due 02/25/18	560	564
4.000% due 2041	916	987	Series 2014-M1 Class A1
6.000% due 2041	372	421	2.325% due 07/25/23	269	277
3.500% due 2043	1,735	1,818	Series 2014-M8 Class FA
4.000% due 2044	1,621	1,760	0.416% due 05/25/18 (Ê)	732	731
4.500% due 2044	1,945	2,114	Series 2014-M12 Class FA
4.000% due 2045	3,768	4,035	0.468% due 10/25/21 (Ê)	628	628
15 Year TBA(Ï)			Series 2014-M13 Class A2
3.500%	245	259	3.021% due 08/25/24	430	445
30 Year TBA(Ï)			Series 2014-M13 Class AB2
3.000%	11,960	12,101	2.951% due 08/25/24	510	529
3.500%	23,625	24,608	Series 2014-M13 Class ASQ2
4.000%	9,295	9,901	1.637% due 11/25/17	3,959	4,009
4.500%	5,975	6,471	Series 2015-M1 Class ASQ1
5.000%	2,585	2,847	0.782% due 02/25/18	1,055	1,053
6.000%	425	479	Series 2015-M1 Class ASQ2
Series 2003-343 Class 6			1.626% due 02/25/18	1,360	1,375
Interest Only STRIP			Series 2015-M7 Class ASQ1
5.000% due 10/25/33	40	7	0.882% due 04/25/18	796	797
Series 2003-345 Class 18			Series 2015-M7 Class ASQ2
Interest Only STRIP			1.550% due 04/25/18	465	469
4.500% due 12/25/18	44	2	Series 2015-M11 Class A1
			2.097% due 04/25/25	764	771
			FDIC Trust

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 31

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-R1 Class A			Series 2013-4233 Class MD
2.184% due 05/25/50 (Þ)	735	740	1.750% due 03/15/25	493	498
Series 2011-R1 Class A			FREMF Mortgage Trust
2.672% due 07/25/26 (Þ)	305	312	Series 2010-K7 Class B
Federal Home Loan Mortgage Corp.			5.441% due 04/25/20 (Þ)	510	574
Multifamily Structured Pass Through			Series 2012-K705 Class B
Certificates			4.303% due 09/25/44 (Þ)	217	226
Series 2010-KSCT Class A2			Series 2013-K24 Class B
4.285% due 01/25/20	295	328	3.502% due 11/25/45 (Þ)	155	155
Series 2011-K702 Class X1			GAHR Commericial Mortgage Trust
Interest Only STRIP			Series 2015-NRF Class AFX
1.452% due 02/25/18	6,030	186	3.235% due 12/15/19 (Þ)	455	468
Series 2014-KF05 Class A			Ginnie Mae
0.506% due 09/25/21 (Ê)	1,300	1,298	Series 2007-26 Class SD
Federal Home Loan Mortgage Corp.			6.613% due 05/16/37 (Ê)	999	204
Structured Pass Through Securities			Series 2010-H03 Class HI
Series 2003-56 Class A5			1.474% due 03/20/60	10,073	425
5.231% due 05/25/43	299	333	Series 2010-H04 Class BI
First Horizon Mortgage Pass-Through			1.390% due 04/20/60	1,351	63
Trust
Series 2005-AR4 Class 2A1			Series 2010-H12 Class PT
2.562% due 10/25/35 (Ê)	608	530	5.470% due 11/20/59	383	400
			Series 2010-H22 Class JI
Series 2006-2 Class 1A3			2.499% due 11/20/60	2,180	160
6.000% due 08/25/36	528	506
			Series 2011-H02 Class BI
Freddie Mac			0.412% due 02/20/61	9,007	129
5.500% due 2037	220	240
5.500% due 2038	716	811	Ginnie Mae I
			2.140% due 2023	631	637
6.000% due 2038	204	234	4.564% due 2062	1,209	1,316
5.000% due 2040	510	562
4.000% due 2041	2,188	2,372	Ginnie Mae II
			3.500% due 2040(Ê)	129	135
4.500% due 2041	516	565	4.000% due 2040(Ê)	514	536
3.000% due 2042	285	288	5.500% due 2043	862	966
5.000% due 2042	720	793	3.000% due 2045	2,864	2,927
3.500% due 2043	842	885	3.500% due 2045	1,965	2,062
3.500% due 2044	1,223	1,282	5.294% due 2060	496	530
4.000% due 2044	1,049	1,127	4.810% due 2061	1,043	1,107
3.500% due 2045	3,316	3,464	5.245% due 2061	595	648
4.000% due 2045	1,215	1,298	4.652% due 2063	89	99
Freddie Mac Gold Pool			4.661% due 2063	38	42
2.500% due 2030	1,315	1,342	4.732% due 2063	201	218
3.000% due 2030	552	575	4.683% due 2064	690	733
3.500% due 2030	210	222	4.793% due 2064	402	428
5.500% due 2041	544	612
4.000% due 2045	1,405	1,505	30 Year TBA(Ï)
			3.500%	4,760	4,986
Freddie Mac Reference REMIC			4.000%	1,015	1,081
Series 2006-R006 Class ZA			4.500%	495	532
6.000% due 04/15/36	660	750
Freddie Mac REMICS			GMACM Mortgage Loan Trust
			Series 2005-AR2 Class 4A
Series 2003-2624 Class QH			3.174% due 05/25/35 (Ê)	164	157
5.000% due 06/15/33	176	195
Series 2007-3335 Class FT			GS Mortgage Securities Corp. II
0.337% due 08/15/19 (Ê)	42	42	Series 2011-GC5 Class A4
			3.707% due 08/10/44	735	784
Series 2009-3569 Class NY
5.000% due 08/15/39	1,400	1,584	Series 2012-ALOH Class A
			3.551% due 04/10/34 (Þ)	175	184
Series 2010-3653 Class B
4.500% due 04/15/30	534	580	Series 2013-GC10 Class A1
			0.696% due 02/10/46	13	13
Series 2010-3704 Class DC
4.000% due 11/15/36	340	362	GS Mortgage Securities Trust
			Series 2013-GC12 Class A1
Series 2011-3901 Class LA			0.742% due 06/10/46	172	171
4.000% due 06/15/38	13	13	Series 2013-GC16 Class A1
Series 2012-4010 Class KM			1.264% due 11/10/46	192	192
3.000% due 01/15/42	284	294

See accompanying notes which are an integral part of this quarterly report.

32 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-GC26 Class C			Series 2006-A7 Class 2A4R
4.511% due 11/10/47	240	240	2.695% due 01/25/37 (Ê)	815	715
Series 2015-GC28 Class A5			LB Commercial Mortgage Trust
3.396% due 02/10/48	295	300	Series 2007-C3 Class AM
GSMPS Mortgage Loan Trust			6.097% due 07/15/44	560	596
Series 2006-RP1 Class 1A2			LB-UBS Commercial Mortgage Trust
7.500% due 01/25/36 (Þ)	331	347	Series 2005-C7 Class F
GSR Mortgage Loan Trust			5.350% due 11/15/40	245	235
Series 2005-AR7 Class 6A1			Mastr Adjustable Rate Mortgages Trust
4.965% due 11/25/35 (Ê)	43	41	Series 2006-2 Class 4A1
HarborView Mortgage Loan Trust			2.674% due 02/25/36 (Ê)	60	59
Series 2005-4 Class 3A1			Series 2007-HF2 Class A1
2.670% due 07/19/35 (Ê)	75	66	0.480% due 09/25/37 (Ê)	382	343
IndyMac Index Mortgage Loan Trust			Mastr Alternative Loan Trust
Series 2006-AR41 Class A3			Series 2003-4 Class B1
0.350% due 02/25/37 (Ê)	839	583	5.941% due 06/25/33	60	56
JPMBB Commercial Mortgage Securities			Series 2004-10 Class 5A6
Trust			5.750% due 09/25/34	47	49
Series 2014-C26 Class C			Merrill Lynch Mortgage Trust
4.427% due 01/15/48	200	197	Series 2005-A10 Class A
Series 2015-C29 Class A4			0.397% due 02/25/36 (Ê)	51	47
3.611% due 05/15/48	350	364	Series 2005-LC1 Class A4
JPMorgan Alternative Loan Trust			5.291% due 01/12/44	87	87
Series 2006-A2 Class 3A1			Series 2006-C2 Class AM
2.585% due 05/25/36 (Ê)	871	709	5.782% due 08/12/43	500	515
JPMorgan Chase Commercial Mortgage			Series 2008-C1 Class A4
Securities Trust			5.690% due 02/12/51	251	267
Series 2004-C1 Class H			ML-CFC Commercial Mortgage Trust
5.891% due 01/15/38 (Þ)	700	700	Series 2006-1 Class A4
Series 2004-LN2 Class B			5.465% due 02/12/39	360	362
5.201% due 07/15/41	150	150	Morgan Stanley Bank of America Merrill
Series 2005-CB12 Class AJ			Lynch Trust
4.987% due 09/12/37	526	526	Series 2013-C7 Class A1
Series 2006-CB15 Class A4			0.738% due 02/15/46	111	111
5.814% due 06/12/43	131	132	Series 2015-C24 Class A4
Series 2007-LD11 Class AM			3.732% due 05/15/48	835	872
5.787% due 06/15/49	180	186	Series 2015-C24 Class C
Series 2007-LDPX Class A3			4.500% due 08/15/47	75	72
5.420% due 01/15/49	652	676	Morgan Stanley Capital I Trust
Series 2007-LDPX Class AM			Series 2005-IQ10 Class B
5.464% due 01/15/49	780	802	5.519% due 09/15/42	100	100
Series 2011-C3 Class A2			Series 2006-HQ8 Class A4
3.673% due 02/15/46 (Þ)	149	151	5.408% due 03/12/44	185	185
Series 2011-C3 Class A3			Series 2006-IQ12 Class AM
4.388% due 02/15/46 (Þ)	900	955	5.370% due 12/15/43	180	187
Series 2014-FBLU Class C			Series 2007-IQ14 Class A1A
2.161% due 12/15/28 (Ê)(Þ)	285	285	5.665% due 04/15/49	324	342
Series 2015-SGP Class C			Series 2011-C1 Class A3
3.694% due 07/15/36 (Ê)(Þ)	880	880	4.700% due 09/15/47 (Þ)	995	1,073
			Series 2011-C3 Class A2
JPMorgan Mortgage Trust			3.224% due 07/15/49	150	152
Series 2004-A2 Class 3A1
2.470% due 05/25/34 (Ê)	25	25	Series 2011-C3 Class A4
			4.118% due 07/15/49	115	125
Series 2005-A1 Class 6T1			Morgan Stanley Dean Witter Capital I
2.594% due 02/25/35 (Ê)	11	11	Trust
Series 2005-A5 Class TA1			Series 2001-TOP3 Class C
5.172% due 08/25/35 (Ê)	66	65	6.790% due 07/15/33	4	4
Series 2005-A8 Class 1A1			Mortgage Pass Through Certificates
5.003% due 11/25/35 (Ê)	587	555	Series 2001-CIB2 Class D
Series 2005-S3 Class 1A2			6.802% due 04/15/35	38	38
5.750% due 01/25/36	30	26	Motel 6 Trust
Series 2006-A6 Class 1A2			Series 2015-MTL6 Class A2A2
2.565% due 10/25/36 (Ê)	111	99	2.605% due 02/05/30 (Þ)	580	582

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 33

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
MSBAM Commercial Mortgage			Series 2004-P Class 2A1
Securities Trust			2.626% due 09/25/34 (Ê)		212	213
Series 2012-CKSV Class A2			Series 2006-2 Class 2A3
3.277% due 10/15/30 (Þ)	190	189	5.500% due 03/25/36		68	65
MSCG Trust			Series 2006-AR2 Class 2A1
Series 2015-ALDR Class A2			2.621% due 03/25/36		96	95
3.577% due 06/07/35 (Þ)	255	260	Series 2006-AR6 Class 7A1
Prime Mortgage Trust			5.015% due 03/25/36 (Ê)		307	303
Series 2004-CL1 Class 1A2			Series 2006-AR10 Class 4A1
0.581% due 02/25/34 (Ê)	6	6	2.610% due 07/25/36 (Ê)		27	25
RBSCF Trust			Series 2006-AR17 Class A1
Series 2010-RR3 Class MSCA			2.611% due 10/25/36 (Ê)		461	437
5.908% due 06/16/49 (Þ)	79	81	Series 2007-8 Class 1A16
Series 2010-RR4 Class CMLA			6.000% due 07/25/37		67	66
6.040% due 12/16/49 (Þ)	154	159	WF-RBS Commercial Mortgage Trust
RBSSP Resecuritization Trust			Series 2011-C4 Class A3
Series 2010-3 Class 9A1			4.394% due 06/15/44 (Þ)		810	867
5.500% due 02/26/35 (Þ)	265	271	Series 2011-C5 Class A4
Residential Asset Securitization Trust			3.667% due 11/15/44		545	579
Series 2003-A15 Class 1A2			Series 2012-C9 Class A1
0.620% due 02/25/34 (Ê)	43	40	0.673% due 11/15/45		59	59
RFMSI Trust			Series 2013-C14 Class A1
Series 2006-SA4 Class 2A1			0.836% due 06/15/46		195	194
3.459% due 11/25/36 (Ê)	170	147	Series 2014-C19 Class A3
Rialto Capital Management LLC			3.660% due 03/15/47		500	527
Series 2014-LT5 Class A
2.850% due 05/15/24 (Þ)	28	28				196,508
Rialto Real Estate Fund LP			Municipal Bonds - 0.7%
Series 2015-LT7 Class A			City of Houston Texas General
3.000% due 12/25/32 (Þ)	846	846	Obligation Limited
			6.290% due 03/01/32		175	214
RREF LLC			City of New York New York General
Series 2014-LT6 Class A			Obligation Unlimited
2.750% due 09/15/24 (Þ)	71	71	5.047% due 10/01/24		375	435
Structured Adjustable Rate Mortgage
Loan Trust			6.646% due 12/01/31		250	291
Series 2004-12 Class 2A			6.246% due 06/01/35		1,100	1,255
2.421% due 09/25/34 (Ê)	715	710	Municipal Electric Authority of Georgia
Structured Asset Mortgage Investments			Revenue Bonds
II Trust			6.637% due 04/01/57		1,310	1,535
Series 2004-AR8 Class A1			7.055% due 04/01/57		600	676
0.844% due 05/19/35 (Ê)	216	210	New York City New York Water & Sewer
Structured Asset Securities Corp.			System Revenue Bonds
Mortgage Pass-Through Certificates			5.375% due 06/15/43		525	614
Series 2003-34A Class 5A4			State of California General Obligation
2.455% due 11/25/33 (Ê)	395	396	Unlimited
Wachovia Bank Commercial Mortgage			6.650% due 03/01/22		200	245
Trust			7.500% due 04/01/34		100	140
Series 2005-C22 Class AM			University of California Revenue Bonds
5.319% due 12/15/44	175	175	6.270% due 05/15/31		400	446
Series 2006-C26 Class AM						5,851
5.969% due 06/15/45	725	743	Non-US Bonds - 3.2%
Series 2007-C31 Class AM			Australia Government Bond
5.591% due 04/15/47	500	526	Series 120
Washington Mutual Mortgage Pass			6.000% due 02/15/17	AUD	324	240
Through Certificates			Series 126
Series 2003-AR7 Class A7			4.500% due 04/15/20	AUD	1,950	1,517
2.299% due 08/25/33 (Ê)	162	163	Series 133
Series 2005-AR13 Class A1A1			5.500% due 04/21/23	AUD	780	662
0.484% due 10/25/45 (Ê)	16	15	Series 140
Series 2006-AR7 Class A1A			4.500% due 04/21/33	AUD	1,370	1,146
1.033% due 09/25/46 (Ê)	1	—	Brazil Notas do Tesouro Nacional
Series 2007-HY2 Class 2A3			Series NTNB
1.755% due 04/25/37 (Ê)	595	438	6.000% due 05/15/45	BRL	974	576
Wells Fargo Mortgage Backed Securities			6.000% due 08/15/50	BRL	625	361
Trust

See accompanying notes which are an integral part of this quarterly report.

34 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
		or Shares	$			or Shares	$
Series NTNF				Series R214
10.000% due 01/01/23	BRL	3,135	623	6.500% due 02/28/41	ZAR	17,150	926
10.000% due 01/01/25	BRL	5,370	1,025				28,122
Brazil Notas do Tesouro Nacional Serie F				United States Government Agencies - 11.7%
Series NTNF				Federal Farm Credit Banks
10.000% due 01/01/17	BRL	1,110	270	0.249% due 02/27/17 (Ê)		950	951
Colombian TES				Federal Home Loan Banks
Series B				3.150% due 06/28/17		1,080	1,081
10.000% due 07/24/24	COP	6,724,900	2,437	United States Treasury Inflation Indexed
6.000% due 04/28/28	COP	1,169,200	306	Bonds
Ireland Government Bond				0.375% due 07/15/25 (Æ)		131	127
5.400% due 03/13/25	EUR	1,220	1,865	United States Treasury Notes
Malaysia Government Bond				1.000% due 08/15/18		2,820	2,827
Series 0111				1.375% due 08/31/20		28,195	28,229
4.160% due 07/15/21	MYR	190	44	1.375% due 09/30/20		15,590	15,586
Series 0114				1.750% due 09/30/22		3,390	3,388
4.181% due 07/15/24	MYR	1,560	349	2.000% due 08/15/25		27,370	27,225
Series 0115				3.000% due 05/15/45		3,115	3,188
3.955% due 09/15/25	MYR	360	81	2.875% due 08/15/45		18,900	18,891
Series 0214
3.394% due 03/15/17	MYR	520	118				101,493
				United States Government Treasuries - 5.4%
Series 0215				United States Treasury Inflation Indexed
3.795% due 09/30/22	MYR	670	150	Bonds
Series 0314				0.125% due 04/15/17 (Æ)		935	932
4.048% due 09/30/21	MYR	780	176	0.125% due 07/15/24 (Æ)		1,905	1,817
Series 0414				0.250% due 07/15/25 (Æ)		2,549	2,443
3.654% due 10/31/19	MYR	1,350	304	0.625% due 02/15/43 (Æ)		623	525
Series 0512				1.375% due 02/15/44 (Æ)		3,123	3,169
3.314% due 10/31/17	MYR	780	177
Mexican Bonos				0.750% due 02/15/45 (Æ)		1,470	1,274
Series M 10				United States Treasury Notes
8.500% due 12/13/18	MXN	13,110	860	0.875% due 07/15/17		1,670	1,678
Series M 20				0.625% due 08/31/17		15,160	15,159
7.500% due 06/03/27	MXN	13,652	881	0.625% due 09/30/17		270	270
Series M 30				1.375% due 07/31/20		6,680	6,762
10.000% due 11/20/36	MXN	21,549	1,734	2.000% due 07/31/22		7,355	7,481
Series M				2.000% due 02/15/25		2,385	2,376
8.000% due 06/11/20	MXN	13,960	921	Zero coupon due 11/15/27		1,360	1,013
7.750% due 11/13/42	MXN	19,250	1,255	2.750% due 08/15/42		935	912
New Zealand Government Bond				3.750% due 11/15/43		745	877
2.000% due 09/20/25	NZD	340	223				46,688
Series 0427				Total Long-Term Investments
4.500% due 04/15/27	NZD	1,320	940	(cost $681,262)			676,251
Series 423
5.500% due 04/15/23	NZD	1,500	1,121
Series 521				Common Stocks - 0.0%
6.000% due 05/15/21	NZD	2,840	2,118	Financial Services - 0.0%
Norway Government Bond				Escrow GM Corp.(Å)		80,000	—
Series 472				Total Common Stocks
4.250% due 05/19/17 (Þ)	NOK	10,990	1,368	(cost $—)			—
Series 476
3.000% due 03/14/24 (Þ)	NOK	2,650	351
Series 477				Preferred Stocks - 0.2%
1.750% due 03/13/25 (Þ)	NOK	3,620	436	Financial Services - 0.1%
Peru Government Bond				XLIT, Ltd.		700	588
5.700% due 08/12/24	PEN	3,690	1,019
6.900% due 08/12/37	PEN	2,840	777	Technology - 0.1%
South Africa Government Bond				Verizon Communications, Inc.		32,300	839
Series R203
8.250% due 09/15/17	ZAR	4,960	364	Total Preferred Stocks
Series R209
6.250% due 03/31/36	ZAR	7,450	401	(cost $1,395)			1,427

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 35

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
				0.226% due 09/14/16 (Ê)		955	955
Options Purchased - 0.0%				Federal Home Loan Bank Discount
(Number of Contracts)				Notes
Swaptions				Zero coupon due 10/02/15 (ç)(~)		2,770	2,770
(Fund Receives/Fund Pays)
USD 5.000%/USD 3 Month LIBOR				Zero coupon due 10/23/15 (ç)(~)		1,695	1,695
Jan 2019 0.00 Put (1)	1,095	(ÿ)	30	Zero coupon due 11/06/15 (ç)(~)		2,680	2,680
Total Options Purchased				Zero coupon due 12/17/15		5,000	4,999
(cost $74)			30	Federal Home Loan Mortgage Corp.
				2.000% due 08/25/16		675	685
Short-Term Investments - 29.6%				Federal Home Loan Mortgage Corp.
Adam Aircraft Industries Term Loan				Multifamily Structured Pass Through
				Certificates
12.255% due 05/23/16 (Å)	49		—	Series 2012-K501 Class X1A
Ally Auto Receivables Trust				Interest Only STRIP
Series 2015-1 Class A1				1.726% due 08/25/16		3,689	30
0.390% due 08/15/16	831		831
AmeriCredit Automobile Receivables				First Investors Auto Owner Trust
Trust				Series 2015-1A Class A1
Series 2015-3 Class A1				0.500% due 04/15/16 (Þ)		1	1
0.500% due 08/08/16	2,383		2,383	Ford Motor Credit Co. LLC
Anheuser-Busch InBev Worldwide, Inc.				1.700% due 05/09/16		700	702
2.875% due 02/15/16	240		242	3.984% due 06/15/16		540	550
AT&T, Inc.				Freddie Mac Discount Notes
2.950% due 05/15/16	605		612	Series RB
Series FRN				Zero coupon due 01/05/16 (~)		3,990	3,989
0.699% due 02/12/16 (Ê)	557		556	General Electric Capital Corp.
Bank of America Corp.				1.000% due 12/11/15		250	250
1.500% due 10/09/15	750		750	Series GMTN
3.625% due 03/17/16	1,100		1,115	0.936% due 07/12/16 (Ê)		625	628
				General Mills, Inc.
1.139% due 03/22/16 (Ê)	650		651	0.494% due 01/28/16 (Ê)		435	435
Bank of America NA				Series FRN
Series BKNT
0.617% due 06/15/16 (Ê)	600		598	0.594% due 01/29/16 (Ê)		1,065	1,064
BBVA US Senior SAU				Goldman Sachs Group, Inc. (The)
4.664% due 10/09/15	650		650	5.350% due 01/15/16		750	760
Citigroup, Inc.				0.769% due 03/22/16 (Ê)		900	900
1.116% due 04/01/16 (Ê)	600		601	Historic TW, Inc.
5.850% due 08/02/16	220		228	8.050% due 01/15/16		195	199
				Huntington Auto Trust
Commonwealth Bank of Australia				Series 2015-1 Class A1
0.534% due 06/03/16 (Ê)(Þ)	1,120		1,120	0.350% due 06/15/16		38	38
Continental Airlines Pass Through Trust				Hyundai Auto Receivables Trust
Series 09-1				Series 2015-C Class A1
9.000% due 07/08/16	171		179
Cooperatieve Centrale Raiffeisen-				0.390% due 09/15/16		1,335	1,335
Boerenleenbank BA				International Business Machines Corp.
Series YCD				0.374% due 02/05/16 (Ê)		1,200	1,200
0.366% due 03/22/16 (Ê)(~)	750		750	International Lease Finance Corp.
Drive Auto Receivables Trust				6.750% due 09/01/16 (Þ)		800	828
Series 2015-BA Class A1				Japan Treasury Discount Bill
0.460% due 06/15/16 (Þ)	98		98	Series 537
Series 2015-CA Class A1				Zero coupon due 12/10/15 (~)	JPY	140,000	1,167
0.480% due 08/15/16 (Þ)	1,503		1,503	JPMorgan Chase & Co.
ENI Finance USA, Inc.				0.949% due 10/15/15 (Ê)		500	500
Zero coupon due 12/18/15 (Þ)(~)	1,000		999	1.125% due 02/26/16		750	751
Fannie Mae				Series GMTN
5.432% due 02/01/16	224		226	0.952% due 02/26/16 (Ê)		1,400	1,401
Fannie Mae Discount Notes				JPMorgan Chase Bank NA
0.010% due 11/04/15 (ç)(~)	3,695		3,694	Series BKNT
Federal Farm Credit Banks				5.875% due 06/13/16		70	72

See accompanying notes which are an integral part of this quarterly report.

36 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
Malaysia Government Bond					0.090% due 01/07/16 (~)	65	65
Series 1/06					United States Treasury Inflation Indexed
4.262% due 09/15/16	MYR	1,424		327	Bonds
Mercedes-Benz Auto Receivables Trust					0.125% due 04/15/16 (Æ)	1,795	1,777
Series 2015-1 Class A1					2.500% due 07/15/16 (Æ)	1,388	1,411
0.390% due 08/15/16		1,488		1,488	United States Treasury Notes
Merck & Co., Inc.					0.250% due 04/15/16	10,330	10,334
0.515% due 05/18/16 (Ê)		350		350	Verizon Communications, Inc.
Metropolitan Life Global Funding I					2.500% due 09/15/16	891	903
0.456% due 06/23/16 (Ê)(Þ)		900		900	Series FRN
Morgan Stanley					1.867% due 09/15/16 (Ê)	920	929
0.769% due 10/15/15 (Ê)		530		530	Vodafone Group PLC
Nissan Auto Receivables Owner Trust					Series FRN
Series 2015-B Class A1					0.718% due 02/19/16 (Ê)	1,000	999
0.380% due 08/15/16		1,867		1,867	Wells Fargo & Co.
Nomura Holdings Inc.					1.250% due 07/20/16	700	703
2.000% due 09/13/16		835		839	Willis Group Holdings PLC
PACCAR Financial Corp.					4.125% due 03/15/16	210	213
0.581% due 02/08/16 (Ê)		125		125	Total Short-Term Investments
Private Export Funding Corp.					(cost $257,529)		257,387
Zero coupon due 11/02/15 (ç)(Þ)(~)		280		280
Progress Energy, Inc.					Total Investments 107.6%
5.625% due 01/15/16		40		41	(identified cost $940,260)		935,095
Reckitt Benckiser Treasury Services PLC
Zero coupon due 11/09/15 (ç)(Þ)(~)		800		800
Royal Bank of Canada					Other Assets and Liabilities,
0.800% due 10/30/15		745		745	Net - (7.6%)		(66,316)
Royal Bank of Canada NY					Net Assets - 100.0%		868,779
Series ycd
0.383% due 03/18/16 (Ê)(~)		300		300
Russell U.S. Cash Management Fund	167,024,535		(8)	167,025
Sanofi
2.625% due 03/29/16		1,400		1,414
Santander Drive Auto Receivables Trust
Series 2015-2 Class A1
0.450% due 05/16/16		71		71
Series 2015-3 Class A1
0.450% due 06/15/16		745		745
Series 2015-4 Class A1
0.500% due 09/15/16		1,080		1,080
SMART Trust
Series 2015-1US Class A1
0.400% due 03/14/16		235		235
Sumitomo Mitsui Banking Corp.
Series YCD
0.334% due 01/28/16 (Ê)(~)		500		500
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/16		200		204
Toronto-Dominion Bank (The)
0.793% due 09/09/16 (Ê)		1,250		1,254
Total Capital International SA
1.000% due 08/12/16		1,180		1,184
UBS AG
5.875% due 07/15/16		400		414
United States Treasury Bills
0.035% due 12/10/15		3,090		3,090
0.054% due 12/10/15		5,860		5,860
0.073% due 01/07/16		15		15

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 37

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal		Cost per	Cost	Fair Value
% of Net Assets			Acquisition		Amount ($)		Unit	(000)	(000)
Securities			Date		or shares		$	$	$
0.0%
Adam Aircraft Industries Term Loan			05/22/07			48,786	114.22	56	—
Escrow GM Corp.			04/21/11			80,000	—	—	—
									—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
									Appreciation
			Number of			Notional	Expiration		(Depreciation)
			Contracts			Amount	Date		$
Long Positions
United States 2 Year Treasury Note Futures				97	USD	21,246	12/15		20
United States 5 Year Treasury Note Futures				215	USD	25,911	12/15		156
United States 10 Year Treasury Note Futures				214	USD	27,549	12/15		234
United States Treasury Long Bond Futures				73	USD	11,486	12/15		135
United States Treasury Ultra Bond Futures				13	USD	2,085	12/15		13
Short Positions
Euro-Bobl Futures				37	EUR	4,774	12/15		(12)
Euro-BTP Futures				19	EUR	2,590	12/15		(47)
Euro-OAT Futures				18	EUR	2,729	12/15		(33)
Japan Government 10 Year Bond Futures				4	JPY	592,639	12/15		(8)
Long Gilt Futures				28	GBP	3,334	12/15		(51)
United States 5 Year Treasury Note Futures				67	USD	8,075	12/15		(34)
United States 10 Year Treasury Note Futures				36	USD	4,634	12/15		(56)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									317

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike			Notional	Expiration		Fair Value
	Call/Put	Contracts	Price			Amount	Date		$
Swaptions
(Fund Receives/Fund Pays)
USD 5.000%/USD 3 Month LIBOR	Put	1		0.00		4,135	01/14/19		(34)
Total Liability for Options Written (premiums received $107)									(34)

Transactions in options written contracts for the period ended September 30, 2015 were as follows:
				Number of		Premiums
				Contracts		Received
Outstanding December 31, 2014					2	$116
Opened					—	—
Closed					(1)	(9)
Expired					—	—
Outstanding September 30, 2015					1	$107

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount		Amount				(Depreciation)
Counterparty			Sold			Bought	Settlement Date		$
Australia and New Zealand Banking Group		AUD	419		NZD	465	10/09/15		7
Australia and New Zealand Banking Group		AUD	780		NZD	865	10/09/15		12
Australia and New Zealand Banking Group		EUR	4,798		USD	5,558	10/09/15		196
Australia and New Zealand Banking Group		JPY	111,412		SGD	1,333	10/09/15		15
Australia and New Zealand Banking Group		NZD	1,315		JPY	100,808	10/09/15		—

See accompanying notes which are an integral part of this quarterly report.

38 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Australia and New Zealand Banking Group	NZD	2,517	USD	1,599	10/09/15	(9)
Bank of America	USD	2,458	AUD	3,455	10/08/15	(33)
Bank of America	USD	89	AUD	127	11/06/15	—
Bank of America	USD	2,529	CHF	2,463	10/08/15	(2)
Bank of America	USD	8,429	CHF	8,209	10/08/15	(5)
Bank of America	USD	2,547	EUR	2,281	10/08/15	2
Bank of America	USD	8,593	JPY	1,042,330	10/08/15	96
Bank of America	USD	8,338	NOK	70,859	10/08/15	(15)
Bank of America	USD	107	NOK	914	11/06/15	—
Bank of America	USD	2,500	NOK	21,258	11/06/15	(5)
Bank of America	USD	2,414	NZD	3,781	10/08/15	2
Bank of America	USD	84	NZD	132	11/06/15	—
Bank of America	AUD	8,063	USD	5,735	10/08/15	77
Bank of America	AUD	11,518	USD	8,192	10/08/15	111
Bank of America	CHF	67	USD	69	11/06/15	—
Bank of America	CHF	2,463	USD	2,531	11/06/15	1
Bank of America	CHF	8,209	USD	8,437	11/06/15	5
Bank of America	EUR	846	USD	945	10/30/15	(1)
Bank of America	GBP	732	USD	1,112	10/09/15	4
Bank of America	JPY	311,030	USD	2,598	11/06/15	4
Bank of America	NOK	21,258	USD	2,501	10/08/15	5
Bank of America	NOK	70,859	USD	8,334	11/06/15	15
Bank of America	NZD	8,821	USD	5,634	10/08/15	(4)
Bank of America	SEK	185	USD	22	11/06/15	—
Bank of Montreal	USD	8,572	JPY	1,029,340	11/06/15	12
Bank of Montreal	JPY	1,029,340	USD	8,569	10/08/15	(12)
Barclays	EUR	839	JPY	115,522	10/09/15	51
Barclays	GBP	267	SEK	3,427	10/09/15	10
Barclays	JPY	140,000	USD	1,122	12/10/15	(46)
Barclays	NOK	14,186	USD	1,705	10/09/15	39
BNP Paribas	USD	89	AUD	126	10/08/15	(1)
BNP Paribas	USD	8,491	CAD	11,298	10/08/15	(26)
BNP Paribas	USD	74	CHF	72	10/08/15	(1)
BNP Paribas	USD	9	EUR	8	10/08/15	—
BNP Paribas	USD	6,032	EUR	5,401	11/06/15	6
BNP Paribas	USD	8,520	EUR	7,604	11/06/15	(19)
BNP Paribas	USD	181	GBP	118	10/08/15	(3)
BNP Paribas	USD	160	GBP	106	11/06/15	—
BNP Paribas	USD	5,891	GBP	3,883	11/06/15	(18)
BNP Paribas	USD	86	NOK	721	10/08/15	(1)
BNP Paribas	USD	5,815	NOK	49,601	10/08/15	11
BNP Paribas	USD	116	NZD	183	10/08/15	1
BNP Paribas	AUD	294	USD	208	10/08/15	2
BNP Paribas	AUD	420	USD	297	10/08/15	2
BNP Paribas	AUD	296	USD	208	11/06/15	—
BNP Paribas	CAD	8,093	USD	6,035	11/06/15	(27)
BNP Paribas	CHF	31	USD	32	10/08/15	—
BNP Paribas	CHF	102	USD	106	10/08/15	1
BNP Paribas	CHF	5,746	USD	5,881	10/08/15	(16)
BNP Paribas	EUR	26	USD	30	10/08/15	—
BNP Paribas	EUR	7,604	USD	8,517	10/08/15	19
BNP Paribas	GBP	3,883	USD	5,892	10/08/15	18
BNP Paribas	JPY	12,990	USD	107	10/08/15	(1)
BNP Paribas	NOK	1,683	USD	201	10/08/15	3
BNP Paribas	NOK	2,404	USD	286	10/08/15	4
BNP Paribas	NZD	427	USD	270	10/08/15	(3)
BNP Paribas	NZD	307	USD	196	11/06/15	—
BNP Paribas	SEK	56	USD	7	10/08/15	—
Citibank	EUR	1,504	USD	1,678	10/09/15	(3)
Citibank	GBP	376	JPY	69,527	10/09/15	21
Citibank	JPY	203,978	USD	1,698	10/09/15	(2)
Citibank	JPY	226,011	USD	1,888	10/09/15	4
Citibank	SGD	1,124	JPY	95,792	10/09/15	18

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 39

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	5,864	AUD	8,357	10/08/15	(1)
Commonwealth Bank of Australia	USD	8,382	AUD	11,938	10/08/15	(6)
Commonwealth Bank of Australia	USD	2,509	AUD	3,581	11/06/15	—
Commonwealth Bank of Australia	USD	5,890	CHF	5,674	10/08/15	(67)
Commonwealth Bank of Australia	USD	8,568	EUR	7,631	10/08/15	(41)
Commonwealth Bank of Australia	USD	124	EUR	111	11/06/15	—
Commonwealth Bank of Australia	USD	62	JPY	7,427	11/06/15	—
Commonwealth Bank of Australia	USD	5,886	NZD	9,248	10/08/15	24
Commonwealth Bank of Australia	USD	2,517	NZD	3,964	11/06/15	10
Commonwealth Bank of Australia	USD	8,713	NZD	13,651	11/06/15	(8)
Commonwealth Bank of Australia	AUD	3,581	USD	2,513	10/08/15	—
Commonwealth Bank of Australia	AUD	8,357	USD	5,855	11/06/15	1
Commonwealth Bank of Australia	CAD	11,298	USD	8,425	10/08/15	(40)
Commonwealth Bank of Australia	CHF	2,432	USD	2,524	10/08/15	29
Commonwealth Bank of Australia	CHF	8,106	USD	8,414	10/08/15	96
Commonwealth Bank of Australia	CHF	224	USD	230	11/06/15	(1)
Commonwealth Bank of Australia	EUR	2,289	USD	2,570	10/08/15	12
Commonwealth Bank of Australia	GBP	5,698	USD	8,630	11/06/15	13
Commonwealth Bank of Australia	NOK	3,047	USD	357	11/06/15	(1)
Commonwealth Bank of Australia	NZD	3,964	USD	2,523	10/08/15	(10)
Commonwealth Bank of Australia	NZD	9,248	USD	5,873	11/06/15	(24)
Commonwealth Bank of Australia	SEK	21,699	USD	2,561	10/08/15	(32)
Credit Suisse	USD	560	EUR	491	10/09/15	(12)
Credit Suisse	CHF	1,638	USD	1,675	10/09/15	(6)
Credit Suisse	GBP	295	CHF	432	10/09/15	(4)
Credit Suisse	NZD	138	AUD	124	10/09/15	(1)
Credit Suisse	NZD	127	EUR	71	10/09/15	(3)
Credit Suisse	SGD	131	JPY	11,059	10/09/15	1
Goldman Sachs	USD	2,734	CHF	2,674	10/09/15	11
Goldman Sachs	USD	3,350	JPY	403,032	10/09/15	10
Goldman Sachs	EUR	699	AUD	1,107	10/09/15	(9)
Goldman Sachs	GBP	712	JPY	131,775	10/09/15	42
Goldman Sachs	GBP	1,274	USD	1,933	10/09/15	7
Goldman Sachs	JPY	44,123	SGD	519	10/09/15	(6)
Goldman Sachs	NOK	14,426	USD	1,680	10/09/15	(14)
Goldman Sachs	SGD	1,336	JPY	114,308	10/09/15	28
JPMorgan Chase	USD	4,379	CAD	5,566	10/15/15	(208)
JPMorgan Chase	USD	1,103	CLP	726,903	10/15/15	(60)
JPMorgan Chase	USD	1,117	COP	3,387,891	10/15/15	(21)
JPMorgan Chase	USD	1,141	COP	3,422,654	10/15/15	(34)
JPMorgan Chase	USD	147	EUR	132	10/15/15	—
JPMorgan Chase	USD	2,589	JPY	321,456	10/15/15	91
JPMorgan Chase	USD	1,693	MYR	6,488	10/15/15	(215)
JPMorgan Chase	USD	3,316	NOK	27,076	10/15/15	(136)
JPMorgan Chase	USD	3,667	NZD	5,680	10/09/15	(38)
JPMorgan Chase	USD	2,241	PLN	8,579	10/15/15	16
JPMorgan Chase	USD	912	RUB	62,615	10/14/15	41
JPMorgan Chase	USD	949	RUB	64,731	10/14/15	36
JPMorgan Chase	USD	2,820	SEK	23,885	10/15/15	34
JPMorgan Chase	USD	2,306	TWD	71,450	10/15/15	(142)
JPMorgan Chase	AUD	2,501	USD	1,794	10/09/15	39
JPMorgan Chase	AUD	7,881	USD	5,766	10/15/15	239
JPMorgan Chase	BRL	7,334	USD	2,196	10/15/15	355
JPMorgan Chase	CAD	2,253	EUR	1,516	10/09/15	10
JPMorgan Chase	CHF	4,141	USD	4,374	10/15/15	123
JPMorgan Chase	COP	15,667,131	USD	5,750	10/15/15	684
JPMorgan Chase	CZK	33,283	USD	1,358	10/15/15	(10)
JPMorgan Chase	GBP	1,107	CHF	1,633	10/09/15	3
JPMorgan Chase	GBP	2,418	USD	3,768	10/15/15	110
JPMorgan Chase	IDR	28,792,681	USD	2,103	10/15/15	142
JPMorgan Chase	MXN	13,675	USD	862	10/15/15	54
JPMorgan Chase	MXN	32,415	USD	2,044	10/15/15	128
JPMorgan Chase	NOK	1,872	USD	229	10/15/15	9

See accompanying notes which are an integral part of this quarterly report.

40 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount	Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
JPMorgan Chase		NZD	16,472	USD	10,802	10/15/15	281
JPMorgan Chase		PEN	14,291	USD	4,415	10/15/15	15
JPMorgan Chase		PLN	1,770	USD	475	10/15/15	10
JPMorgan Chase		PLN	1,777	USD	476	10/15/15	9
JPMorgan Chase		RUB	127,346	USD	1,842	10/14/15	(96)
JPMorgan Chase		SGD	634	USD	447	10/15/15	2
JPMorgan Chase		SGD	635	USD	450	10/15/15	4
JPMorgan Chase		SGD	1,847	USD	1,365	10/15/15	68
JPMorgan Chase		TRY	5,488	USD	2,000	10/15/15	194
JPMorgan Chase	TWD		35,697	USD	1,097	10/15/15	16
JPMorgan Chase	TWD		35,753	USD	1,097	10/15/15	14
JPMorgan Chase		ZAR	322	USD	25	10/15/15	2
Royal Bank of Canada		USD	4,103	CHF	4,010	10/09/15	12
Royal Bank of Canada		USD	5,799	GBP	3,765	10/08/15	(104)
Royal Bank of Canada		USD	2,462	NOK	20,536	10/08/15	(50)
Royal Bank of Canada		AUD	382	CHF	262	10/09/15	2
Royal Bank of Canada		AUD	1,199	CHF	819	10/09/15	(2)
Royal Bank of Canada		NOK	47,918	USD	5,746	10/08/15	117
Royal Bank of Canada		NOK	68,455	USD	8,208	10/08/15	169
Standard Chartered		USD	1,698	JPY	206,344	10/09/15	22
Standard Chartered		USD	1,709	SEK	14,406	10/09/15	13
Standard Chartered		AUD	793	CHF	545	10/09/15	6
Standard Chartered		CHF	4,308	GBP	2,935	10/09/15	36
Standard Chartered		GBP	282	SEK	3,603	10/09/15	9
Standard Chartered		SEK	7,203	NOK	7,080	10/09/15	(58)
State Street		USD	2,587	SEK	21,755	10/08/15	13
State Street		SEK	21,755	USD	2,588	11/06/15	(13)
UBS		CHF	579	USD	619	10/09/15	24
UBS		JPY	69,424	SGD	817	10/09/15	(10)
UBS		SEK	14,054	USD	1,678	10/09/15	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							2,473

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)				Notional		Termination	Fair Value
Underlying Reference Entity		Counterparty		Amount		Date	$
Long Reference Entity
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	9,061	10/30/15	61
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	8,043	11/30/15	54
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	4,022	11/30/15	27
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	20,835	04/29/16	139
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	18,851	04/29/16	126
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	22,500	06/30/16	276
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	22,624	06/30/16	151
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	12,569	06/30/16	84
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	11,000	09/30/16	—
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	17,000	09/30/16	—
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)							918

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	425	Three Month LIBOR	2.417%	11/15/27	(46)
Barclays	USD	425	Three Month LIBOR	2.481%	11/15/27	(51)
Citigroup	USD	850	Three Month LIBOR	2.714%	08/15/42	(36)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 41

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from 0.297% to 0.387%.

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$
Citigroup	USD	685	Three Month LIBOR	3.676%			11/15/43	(168)
JPMorgan Chase	DKK	15,550	Three Month CIBOR	0.943%			05/05/25	71
JPMorgan Chase	HKD	17,750	Three Month HIBOR	2.160%			05/14/25	(58)
JPMorgan Chase	CZK	55,600	Six Month PRIBOR	1.280%			06/19/25	(75)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)								(363)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity			Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index		Morgan Stanley		USD	7,000	(1.000%)	12/20/20	(25)
CDX NA High Yield Index		Goldman Sachs		USD	13,440	5.000%	12/20/20	(2)
CDX NA High Yield Index		Goldman Sachs		USD	13,910	1.000%	06/20/20	90
CDX NA High Yield Index		Morgan Stanley		USD	8,000	1.000%	12/20/20	—
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($20)								63

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary			Level 1	Level 2	Level 3			Total
Long-Term Investments
Asset-Backed Securities			$—	$62,014		$740		$62,754
Corporate Bonds and Notes			—	178,386		—		178,386
International Debt			—	52,271		—		52,271
Loan Agreements			—	4,178		—		4,178
Mortgage-Backed Securities			—	195,731		777		196,508
Municipal Bonds			—	5,851		—		5,851
Non-US Bonds			—	28,122		—		28,122
United States Government Agencies			—	101,493		—		101,493
United States Government Treasuries			—	46,688		—		46,688
Common Stocks			—	—		—		—
Preferred Stocks			1,427	—		—		1,427
Options Purchased			—	30		—		30
Short-Term Investments			—	257,387		—		257,387
Total Investments			1,427	932,151		1,517		935,095

Other Financial Instruments
Futures Contracts			317	—		—		317
Options Written			—	(34)		—		(34)
Foreign Currency Exchange Contracts			—	2,473		—		2,473
Total Return Swap Contracts			—	918		—		918
Interest Rate Swap Contracts			—	(363)		—		(363)
Credit Default Swap Contracts			—	63		—		63
Total Other Financial Instruments*			$317	$3,057		$—		$3,374

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of this quarterly report.

42 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2015, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended September
30, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 43

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.9%			Mercialys SA(ö)	59,890	1,295
Australia - 4.9%			Unibail-Rodamco SE(ö)	35,678	9,232
BGP Holdings PLC(Å)(Æ)	926,311	—			25,933
Dexus Property Group(ö)	131,059	659
Federation Centres(ö)	3,738,299	7,221	Germany - 2.3%
Goodman Group(ö)	833,558	3,433	alstria office REIT-AG(Æ)(ö)	138,434	1,800
GPT Group (The)(ö)	387,097	1,231	Deutsche EuroShop AG	5,959	267
Investa Office Fund(ö)	104,342	291	Deutsche Wohnen AG	381,061	10,184
Mirvac Group(ö)	638,747	774	LEG Immobilien AG(Æ)	38,555	3,178
Scentre Group(ö)	2,946,248	8,086	Vonovia SE	51,346	1,651
Shopping Centres Australasia Property					17,080
Group(ö)	46,781	64
Stockland(ö)	1,463,016	3,963	Hong Kong - 9.0%
Westfield Corp.(ö)	1,543,693	10,830	Champion REIT(Æ)(ö)	501,593	251
		36,552	Cheung Kong Property Holdings, Ltd.	1,416,500	10,381
			Hang Lung Properties, Ltd. - ADR	218,000	491
Austria - 0.0%			Henderson Land Development Co., Ltd.	331,224	1,982
Atrium European Real Estate, Ltd.(Æ)	61,876	271	Hongkong Land Holdings, Ltd.	1,833,201	12,151
Buwog AG(Æ)	1,881	40	Hysan Development Co., Ltd.	622,000	2,597
		311	Kerry Properties, Ltd.	386,000	1,061
			Link REIT (The)(ö)	1,490,500	8,217
Brazil - 0.1%			New World Development Co., Ltd.	6,213,748	6,046
BR Malls Participacoes SA	96,800	255	Sino Land Co., Ltd.	266,000	406
BR Properties SA	82,800	223	Sun Hung Kai Properties, Ltd.	1,324,125	17,260
Iguatemi Empresa de Shopping Centers			Swire Properties, Ltd.	1,539,068	4,273
SA	60,000	312	Wharf Holdings, Ltd. (The)	475,000	2,683
		790			67,799

Canada - 1.3%			Ireland - 0.1%
Allied Properties Real Estate Investment			Green REIT PLC(ö)	248,801	415
Trust(ö)	83,600	2,189	Hibernia REIT PLC(ö)	281,582	398
Boardwalk Real Estate Investment					813
Trust(Ñ)(ö)	14,030	576
Brookfield Canada Office Properties(ö)	23,230	429	Italy - 0.4%
Canadian Apartment Properties REIT(ö)	4,656	99	Beni Stabili SpA SIIQ(ö)	3,410,995	2,652
Canadian Real Estate Investment
Trust(ö)	42,900	1,317	Japan - 10.5%
Crombie Real Estate Investment Trust(ö)	30,863	296	Activia Properties, Inc.(Ñ)(ö)	478	2,004
First Capital Realty, Inc. Class A(Ñ)	89,546	1,255	Advance Residence Investment Corp.(ö)	140	295
H&R Real Estate Investment Trust(Ñ)(ö)	85,200	1,313	Aeon Mall Co., Ltd.	124,800	1,921
RioCan Real Estate Investment Trust(ö)	108,361	2,068	Daiwa House REIT Investment Corp.(ö)	73	268
Smart Real Estate Investment Trust(ö)	8,692	199	Daiwa Office Investment Corp.(ö)	55	266
		9,741	Frontier Real Estate Investment Corp.(ö)	26	101
			GLP J-Reit(ö)	2,452	2,346
China - 0.1%			Hulic Co., Ltd.	51,400	466
China Overseas Land & Investment, Ltd.	48,000	146	Hulic Reit, Inc.(ö)	2,447	3,232
China Resources Land, Ltd.	58,000	137	Japan Hotel REIT Investment Corp.(ö)	3,259	2,080
Dalian Wanda Commercial Properties			Japan Real Estate Investment Corp.(ö)	668	3,082
Co., Ltd. Class H(Þ)	41,100	237	Japan Retail Fund Investment Corp.(ö)	2,882	5,585
Sino-Ocean Land Holdings, Ltd.	113,500	62	Kenedix Office Investment Corp. Class
		582	A(ö)	30	143
			Kenedix Retail REIT Corp.(ö)	476	919
Finland - 0.2%			Mitsubishi Estate Co., Ltd.	927,000	19,000
Citycon OYJ(Æ)	408,915	1,007	Mitsui Fudosan Co., Ltd.	804,129	22,114
Sponda OYJ	128,093	501	Mori Hills REIT Investment Corp. Class
		1,508	A(ö)	2,390	2,816
			Nippon Building Fund, Inc.(ö)	308	1,494
France - 3.4%			Nippon Prologis REIT, Inc.(ö)	301	546
Fonciere Des Regions(ö)	40,915	3,563
Gecina SA(ö)	6,234	760	Nomura Real Estate Master Fund, Inc.
Klepierre - GDR(ö)	244,303	11,083	(Ñ)(ö)	1,281	1,637

See accompanying notes which are an integral part of this quarterly report.

44 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nomura Real Estate Office Fund, Inc.			Capital & Counties Properties PLC	74,001	487
Class A(ö)	9	41	Capital & Regional PLC(ö)	528,077	530
NTT Urban Development Corp.	43,800	404	Derwent London PLC(ö)	99,399	5,486
Orix JREIT, Inc.(ö)	1,344	1,819	Grainger PLC	8,456	30
Premier Investment Corp.(ö)	13	65	Great Portland Estates PLC(ö)	393,341	5,096
Sumitomo Realty & Development Co.,			Hammerson PLC(ö)	768,581	7,266
Ltd.	122,000	3,897	Helical Bar PLC	3,526	22
Tokyo Tatemono Co., Ltd.	67,100	803	Intu Properties PLC Class H(ö)	230,856	1,154
Tokyu Fudosan Holdings Corp.	41,700	279	Kennedy Wilson Europe Real Estate
Tokyu REIT, Inc.(ö)	56	72	PLC	46,925	809
United Urban Investment Corp.(ö)	1,081	1,446	Land Securities Group PLC(ö)	871,008	16,628
		79,141	LXB Retail Properties PLC(Æ)	377,103	489
			Quintain Estates & Development
Luxembourg - 0.1%			PLC(Æ)	26,572	57
ADO Properties SA(Æ)(Þ)	18,901	457	Safestore Holdings PLC(ö)	6,536	29
			Segro PLC(ö)	165,522	1,077
Netherlands - 1.8%			Shaftesbury PLC(ö)	28,433	395
Eurocommercial Properties NV	22,117	967	ST Modwen Properties PLC	58,753	369
NSI NV(ö)	599,290	2,325	UNITE Group PLC (The)	189,593	1,875
Wereldhave NV(ö)	178,144	10,286	Urban & Civic PLC	148,781	603
		13,578	Workspace Group PLC(ö)	30,541	434

Norway - 0.1%					49,865
Entra ASA(Þ)	85,049	687	United States - 52.9%
Norwegian Property ASA(Æ)	88,880	99	Acadia Realty Trust(ö)	13,154	396
		786	Alexandria Real Estate Equities, Inc.(ö)	3,823	324

Singapore - 1.6%			American Campus Communities, Inc.(ö)	81,832	2,966
Ascendas Real Estate Investment			American Homes 4 Rent Class A(ö)	38,018	611
Trust(Æ)(ö)	1,626,900	2,684	Apartment Investment & Management
CapitaLand Commercial Trust, Ltd.(Æ)			Co. Class A(ö)	162,979	6,034
(ö)	382,900	361	AvalonBay Communities, Inc.(ö)	106,927	18,693
CapitaLand Mall Trust Class A(Æ)(ö)	468,200	625	Belmond, Ltd. Class A(Æ)	202,108	2,043
CapitaLand, Ltd.	2,331,300	4,405	BioMed Realty Trust, Inc.(ö)	204,192	4,080
Global Logistic Properties, Ltd.	1,837,551	2,644	Boston Properties, Inc.(ö)	109,977	13,022
Mapletree Industrial Trust(Æ)(ö)	970,200	1,012	Brixmor Property Group, Inc.(ö)	165,842	3,894
UOL Group, Ltd.	137,800	582	Brookdale Senior Living, Inc. Class
		12,313	A(Æ)	2,010	46
			Camden Property Trust(ö)	94,705	6,999
Spain - 0.4%			Care Capital Properties, Inc.(Æ)(ö)	58,704	1,933
Hispania Activos Inmobiliarios SA(Æ)	127,702	1,776	Chesapeake Lodging Trust(ö)	61,711	1,608
Lar Espana Real Estate Socimi SA(ö)	53,868	515	CoreSite Realty Corp. Class A(ö)	1,187	61
Merlin Properties Socimi SA(Æ)(ö)	77,732	926	Corporate Office Properties Trust(ö)	47,149	992
		3,217	Cousins Properties, Inc.(ö)	387,074	3,569
			CubeSmart(ö)	16,581	451
Sweden - 0.8%			CyrusOne, Inc.(ö)	66,412	2,169
Atrium Ljungberg AB Class B	24,648	373	DDR Corp.(ö)	405,023	6,230
Castellum AB	121,088	1,706	DiamondRock Hospitality Co.(ö)	206,845	2,286
Fabege AB	108,088	1,588	Digital Realty Trust, Inc.(ö)	17,308	1,131
Hufvudstaden AB Class A	94,430	1,238	Douglas Emmett, Inc.(ö)	170,336	4,892
Wihlborgs Fastigheter AB	75,200	1,350	Duke Realty Corp.(ö)	64,274	1,224
		6,255	Education Realty Trust, Inc.(ö)	75,836	2,499
			Empire State Realty Trust, Inc. Class
Switzerland - 0.3%			A(ö)	330,638	5,630
Mobimo Holding AG(Æ)	409	83	Equinix, Inc.(ö)	10,960	2,996
PSP Swiss Property AG(Æ)	21,914	1,804	Equity LifeStyle Properties, Inc. Class
Swiss Prime Site AG Class A(Æ)	9,650	706	A(ö)	27,963	1,638
		2,593	Equity Residential(ö)	287,499	21,597
			Essex Property Trust, Inc.(ö)	25,190	5,628
United Kingdom - 6.6%			Extended Stay America, Inc.	38,815	651
Big Yellow Group PLC(ö)	312,980	3,434	Extra Space Storage, Inc.(ö)	129,400	9,985
British Land Co. PLC (The)(ö)	282,732	3,595

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 45

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Federal Realty Investment Trust(ö)	46,743	6,378		Total Common Stocks
First Industrial Realty Trust, Inc.(ö)	54,443	1,141		(cost $665,573)			730,964
General Growth Properties, Inc.(ö)	197,994	5,142
Gramercy Property Trust, Inc.(ö)	103,765	2,155	Short	-Term Investments - 2.5%
HCP, Inc.(ö)	115,793	4,313		United States - 2.5%
Healthcare Realty Trust, Inc.(ö)	164,188	4,080		Russell U.S. Cash Management Fund	18,610,901	(8)	18,611
Healthcare Trust of America, Inc. Class				Total Short-Term Investments
A(ö)	145,003	3,554		(cost $18,611)			18,611
Hilton Worldwide Holdings, Inc.	220,739	5,063
Host Hotels & Resorts, Inc.(ö)	587,624	9,291		Other Securities - 1.1%
Hudson Pacific Properties, Inc.(ö)	173,008	4,981		Russell U.S. Cash Collateral Fund(×)	8,248,966	(8)	8,249
Icad, Inc.(ö)	39,977	2,712		Total Other Securities
InfraREIT, Inc.(ö)	50,400	1,193		(cost $8,249)			8,249
Kilroy Realty Corp.(ö)	100,880	6,573
Kimco Realty Corp.(ö)	142,480	3,481		Total Investments 100.5%
La Quinta Holdings, Inc.(Æ)	13,820	218
LaSalle Hotel Properties(ö)	70,369	1,998		(identified cost $692,433)			757,824
Liberty Property Trust(ö)	50,884	1,603
Macerich Co. (The)(ö)	48,814	3,749		Other Assets and Liabilities, Net
Mack-Cali Realty Corp.(ö)	70,338	1,328	-	(0.5%)			(3,998)
Mid-America Apartment Communities,				Net Assets - 100.0%			753,826
Inc.(ö)	78,497	6,427
National Health Investors, Inc.(ö)	24,690	1,419
National Retail Properties, Inc.(ö)	45,933	1,666
Omega Healthcare Investors, Inc.(ö)	170,081	5,978
Paramount Group, Inc.(ö)	46,069	774
Prologis, Inc.(ö)	271,494	10,561
Public Storage(ö)	92,568	19,590
QTS Realty Trust, Inc. Class A(ö)	47,172	2,061
Realty Income Corp.(Ñ)(ö)	75,022	3,556
Regency Centers Corp.(ö)	166,717	10,361
Retail Opportunity Investments Corp.(ö)	159,211	2,633
Rexford Industrial Realty, Inc.(ö)	142,515	1,966
RLJ Lodging Trust(ö)	77,939	1,970
Rockwell Collins, Inc.	527,054	367
Senior Housing Properties Trust(ö)	84,347	1,366
Simon Property Group, Inc.(ö)	262,270	48,184
SL Green Realty Corp.(ö)	58,146	6,289
Sovran Self Storage, Inc.(ö)	10,475	988
Spirit Realty Capital, Inc.(ö)	251,153	2,296
Starwood Hotels & Resorts Worldwide,
Inc.	55,467	3,687
Starwood Waypoint Residential Trust(ö)	78,885	1,880
STORE Capital Corp.(ö)	74,756	1,544
Strategic Hotels & Resorts, Inc.(Æ)(ö)	61,578	849
Sun Communities, Inc.(ö)	68,918	4,670
Sunstone Hotel Investors, Inc.(ö)	141,324	1,870
Tanger Factory Outlet Centers, Inc.(ö)	84,824	2,796
Taubman Centers, Inc.(ö)	7,366	509
UDR, Inc.(ö)	181,304	6,251
Ventas, Inc.(ö)	139,207	7,804
Vornado Realty Trust(ö)	187,816	16,983
Washington Real Estate Investment
Trust(Ñ)(ö)	76,000	1,895
Weingarten Realty Investors(ö)	108,492	3,592
Welltower, Inc.(Æ)(ö)	126,745	8,533
WP GLIMCHER, Inc.(ö)	142,205	1,658
Xenia Hotels & Resorts, Inc.(ö)	45,452	794
		398,998

See accompanying notes which are an integral part of this quarterly report.

46 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
0.0%
BGP Holdings PLC		08/06/09		AUD	926,311		—	—	—
									—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
									Appreciation
		Number of			Notional		Expiration		(Depreciation)
		Contracts			Amount		Date		$
Long Positions
Dow Jones U.S. Real Estate Index Futures			354		USD	9,798	12/15		123
FTSE/EPRA Europe Index Futures			301		EUR	6,515	12/15		121
Hang Seng Index Futures			8		HKD	8,317	10/15		(18)
MSCI Singapore ETS Index Futures			9		SGD	563	10/15		(5)
S&P/TSX 50 Index Futures			5		CAD	780	12/15		(7)
SPI 200 Index Futures			11		AUD	1,377	12/15		(11)
TOPIX Index Futures			17		JPY	239,955	12/15		(40)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									163

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
Bank of America	USD	143			AUD	200	12/16/15		(3)
Bank of America	USD	8			EUR	7	10/01/15		—
Bank of America	USD	19			EUR	17	10/01/15		—
Bank of America	USD	23			EUR	20	10/01/15		—
Bank of America	USD	1,144			EUR	1,000	12/16/15		(25)
Bank of America	USD	18			GBP	12	10/01/15		—
Bank of America	USD	27			GBP	18	10/01/15		—
Bank of America	USD	23			GBP	15	10/02/15		—
Bank of America	USD	42			HKD	329	10/02/15		—
Bank of America	USD	250			JPY	30,000	12/16/15		—
Bank of America	AUD	100			USD	71	12/16/15		1
Bank of America	EUR	18			USD	20	10/02/15		—
Bank of America	EUR	200			USD	223	12/16/15		(1)
Bank of America	EUR	500			USD	560	12/16/15		1
Bank of America	GBP	—			USD	1	10/01/15		—
Bank of America	GBP	2			USD	4	10/01/15		—
Bank of America	GBP	122			USD	184	10/01/15		—
Bank of America	JPY	20,000			USD	167	12/16/15		—
Bank of Montreal	USD	213			AUD	305	12/16/15		—
Bank of Montreal	USD	1,430			EUR	1,280	12/16/15		2
Bank of Montreal	USD	273			HKD	2,117	12/16/15		—
Bank of Montreal	USD	391			JPY	47,342	12/16/15		3
Bank of Montreal	USD	95			SGD	136	12/16/15		—
BNP Paribas	USD	213			AUD	305	12/16/15		—
BNP Paribas	USD	107			CAD	142	12/16/15		(1)
BNP Paribas	USD	1,431			EUR	1,280	12/16/15		1
BNP Paribas	USD	273			HKD	2,117	12/16/15		—
BNP Paribas	USD	392			JPY	47,342	12/16/15		3
BNP Paribas	USD	95			SGD	136	12/16/15		—
Credit Suisse	USD	452			EUR	400	12/16/15		(5)
Credit Suisse	USD	166			JPY	20,000	12/16/15		1
HSBC	USD	213			AUD	305	12/16/15		—
HSBC	USD	107			CAD	142	12/16/15		(1)
HSBC	USD	1,430			EUR	1,280	12/16/15		2

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 47

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
HSBC	USD	273	HKD	2,117		12/16/15	—
HSBC	USD	392	JPY	47,342		12/16/15	4
HSBC	USD	95	SGD	136		12/16/15	—
Royal Bank of Canada	USD	213	AUD	305		12/16/15	—
Royal Bank of Canada	USD	107	CAD	142		12/16/15	(1)
Royal Bank of Canada	USD	1,430	EUR	1,280		12/16/15	2
Royal Bank of Canada	USD	273	HKD	2,117		12/16/15	—
Royal Bank of Canada	USD	392	JPY	47,342		12/16/15	3
Royal Bank of Canada	USD	95	SGD	136		12/16/15	—
Royal Bank of Canada	EUR	23	USD	26		10/02/15	—
Royal Bank of Canada	EUR	29	USD	32		10/02/15	—
Royal Bank of Canada	EUR	9	USD	10		10/05/15	—
State Street	USD	29	CAD	39		10/01/15	—
State Street	USD	1	CAD	1		10/02/15	—
State Street	USD	18	CAD	24		10/02/15	—
State Street	USD	10	EUR	9		10/01/15	—
State Street	USD	12	EUR	10		10/01/15	—
State Street	USD	24	EUR	21		10/01/15	—
State Street	USD	30	EUR	27		10/01/15	—
State Street	USD	2	EUR	2		10/02/15	—
State Street	USD	2	EUR	2		10/02/15	—
State Street	USD	8	EUR	7		10/02/15	—
State Street	USD	9	EUR	8		10/02/15	—
State Street	USD	9	EUR	8		10/02/15	—
State Street	USD	15	EUR	13		10/02/15	—
State Street	USD	31	EUR	27		10/02/15	(1)
State Street	USD	14	EUR	12		10/05/15	—
State Street	USD	18	GBP	12		10/02/15	—
State Street	USD	29	HKD	225		10/02/15	—
State Street	USD	22	HKD	172		10/05/15	—
State Street	USD	42	SGD	60		10/05/15	—
State Street	CHF	82	USD	84		10/01/15	—
State Street	CHF	28	USD	28		10/02/15	—
State Street	CHF	89	USD	91		10/02/15	—
State Street	SGD	64	USD	45		10/05/15	—
UBS	USD	213	AUD	305		12/16/15	—
UBS	USD	107	CAD	142		12/16/15	(1)
UBS	USD	1,431	EUR	1,280		12/16/15	2
UBS	USD	273	HKD	2,117		12/16/15	—
UBS	USD	392	JPY	47,342		12/16/15	3
UBS	USD	95	SGD	136		12/16/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(11)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Common Stocks
Australia	$—		$36,552		$—		$36,552
Austria	—		311		—		311
Brazil	790		—		—		790
Canada	9,741		—		—		9,741
China	—		582		—		582
Finland	—		1,508		—		1,508
France	5,938		19,995		—		25,933
Germany	—		17,080		—		17,080
Hong Kong	—		67,799		—		67,799
Ireland	—		813		—		813

See accompanying notes which are an integral part of this quarterly report.

48 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Italy	—	2,652	—	2,652
Japan	—	77,463	1,678	79,141
Luxembourg	—	457	—	457
Netherlands	—	13,578	—	13,578
Norway	—	786	—	786
Singapore	—	12,313	—	12,313
Spain	—	3,217	—	3,217
Sweden	—	6,255	—	6,255
Switzerland	—	2,593	—	2,593
United Kingdom	—	49,865	—	49,865
United States	395,919	3,079	—	398,998
Short-Term Investments	—	18,611	—	18,611
Other Securities	—	8,249	—	8,249
Total Investments	412,388	343,758	1,678	757,824

Other Financial Instruments
Futures Contracts	163	—	—	163
Foreign Currency Exchange Contracts	(1)	(10)	—	(11)
Total Other Financial Instruments*	$162	$(10)	$—	$152

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2015, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended September
30, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 49

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2015 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
( ƒ ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ß) Illiquid security.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

50 Notes to Schedules of Investments

Russell Investment Funds

Notes to Schedules of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese yuan renminbi	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

Notes to Schedules of Investments 51

Russell Investment Funds

Notes to Quarterly Report — September 30, 2015 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value ("NAV") to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The
Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical

52 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level 2 of the fair value hierarchy. Such fixed income securities that use broker deal quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as
Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing

Notes to Quarterly Report 53

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2, as was the case with the Non-U.S. Fund and the Global Real Estate Securities Fund. Example of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity and Aggressive Equity Funds had no transfers between Levels 1, 2 and 3 for the period ended September
30, 2015.

At the beginning of the period, the Non-U.S. Fund had transfers out of Level 1 into Level 2 representing financial instruments for which fair value pricing was applied. As of September 30, 2015, the amount transferred from Level 1 to Level 2 was $3,357,709.

At the beginning of the period, the Non-U.S. Fund had transfers out of Level 2 into Level 1 representing financial instruments for which fair value pricing was previously applied. As of September 30, 2015, the amount transferred from Level 2 to Level 1 was
$281,026.

At the beginning of the period, the Core Bond Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources were not available. As of September 30, 2015, the amount transferred from Level 2 to Level 3 was
$160,411.

At the beginning of the period, the Core Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available. As of September 30, 2015, the amount transferred from Level 3 to Level 2 was
$4,262,648.

At the beginning of the period, the Global Real Estate Securities Fund had transfers out of Level 2 into Level 1 representing financial instruments for which fair value pricing was previously applied. As of September 30, 2015, the amount transferred from
Level 2 to Level 1 was $1,169,908.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value
54 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/
accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The

Notes to Quarterly Report 55

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended September 30, 2015, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

As of September 30, 2015, the Funds had no cash collateral balances in connection with forward contracts purchased (sold).

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2015	June 30, 2015	September 30, 2015
Non-U.S. Fund	$31,406,054	$27,851,220	$64,272,696
Core Bond Fund	404,212,938	388,687,653	451,978,429
Global Real Estate Securities Fund	20,903,916	22,102,212	16,721,450

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2015	June 30, 2015	September 30, 2015
Non-U.S. Fund	$31,195,199	$27,800,041	$64,191,056
Core Bond Fund	402,843,749	388,235,638	449,561,958
Global Real Estate Securities Fund	20,744,828	22,144,664	16,739,305

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

56 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended September 30, 2015, the Core Bond Fund purchased/sold options primarily for the strategies of return enhancement and hedging.

The Core Bond Fund's options contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements.
The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Option Contracts Outstanding
Quarter Ended	March 31, 2015	June 30, 2015	September 30, 2015
Core Bond Fund	2	2	2

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2015, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Hedging and exposing cash to markets
Core Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

As of September 30, 2015, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
Multi-Style Equity Fund	$1,320,000
Aggressive Equity Fund	$645,001

Notes to Quarterly Report 57

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

Cash Collateral for Futures
Non-U.S. Fund	$4,900,000
Core Bond Fund	$1,941,000
Global Real Estate Securities Fund	$1,770,000

The Funds’ futures contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	March 31, 2015	June 30, 2015	September 30, 2015
Multi-Style Equity Fund	310	275	259
Aggressive Equity Fund	88	78	46
Non-U.S. Fund	676	644	722
Core Bond Fund	2,189	1,437	821
Global Real Estate Securities Fund	530	678	705

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return, and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The
Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of September 30, 2015, the Core Bond Fund had cash collateral balances in connection with swap contracts purchased (sold)
as follows:

	Cash Collateral for Swaps	Due to Broker
Core Bond Fund	$1,317,125	$1,950,000

Credit Default Swaps
The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, sovereign issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either

58 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the
Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future

Notes to Quarterly Report 59

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2015, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended September 30, 2015, the Core Bond Fund entered into credit default swaps primarily for the strategies of return enhancement, hedging and exposing cash to markets.

The Core Bond Fund's credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2015	June 30, 2015	September 30, 2015
Core Bond Fund	$5,000,000	$722,700	$42,350,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Fund to increased costs or margin requirements. Certain standardized swaps, including interest rate swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Fund to increased costs or margin requirements.

For the period ended September 30, 2015, the Funds entered into interest rate swaps primarily for the strategies of return enhancement, hedging and exposing cash to markets.

The Core Bond Fund's interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

60 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2015	June 30, 2015	September 30, 2015
Core Bond Fund	$6,712,573	$6,998,569	$9,288,968

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2015, the Funds entered into total return swaps primarily for the strategy of exposing cash to markets.

The Core Bond Fund's period end total return swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended September 30, 2015.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2015	June 30, 2015	September 30, 2015
Core Bond Fund	$46,136,750	$108,506,667	$146,504,624

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended September 30, 2015, none of the Funds entered into currency swaps.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA, Master
Repo and Master Forward Agreements. Certain funds employ multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the
Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the

Notes to Quarterly Report 61

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
The Core Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of September 30, 2015, the Core Bond Fund had no unfunded loan commitments.

Certificates of Participation
Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the
U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Core Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

62 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

Repurchase Agreements
The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.
The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of

Notes to Quarterly Report 63

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal
National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

64 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

Forward Commitments
The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade in which the Core Bond Fund may invest. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds
The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each
Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of September 30, 2015, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an
unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending

Notes to Quarterly Report 65

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.
4. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIMCo advises the Funds and RFSC is the Funds' administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company ("FRC") (which is an indirect subsidiary of
London Stock Exchange Group plc). FRC provides ongoing money manager research to RIF and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of September 30, 2015, the
Funds had invested $219,945,724 in the Russell U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program in the amount of $27,504,474 is invested in the Russell U.S. Cash
Collateral Fund, an unregistered fund advised by RIMCo.
5. Federal Income Taxes
At September 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity	Aggressive Equity			Global Real Estate
	Fund	Fund		Non-U.S. Fund	Core Bond Fund		Securities Fund
Cost of Investments	$407,762,279	$236,670,704		$328,686,746	$941,413,272		$717,337,045
Unrealized Appreciation	$53,839,935	$15,291,406		$44,962,319	$13,293,605		$62,330,917
Unrealized Depreciation	(20,461,058)	(23,876,671)		(30,014,862)	(19,611,535)		(21,844,193)
Net Unrealized Appreciation (Depreciation)	$33,378,877	$(8,585,265	) $	14,947,457	$(6,317,930	) $	40,486,724

6. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund, if any, that are illiquid.
7. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten Russell Investment Company funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global
Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-
Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate
Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District
Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.

66 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report were issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

On October 1, 2015, the Board declared dividends payable form net investment income. Dividends will be payable on October 5,
2015, to shareholders of record on October 2, 2015.

RIMCo has advised the Funds that, on October 8, 2015, Emerald Acquisition Limited, a company incorporated under the laws of England and Wales (“Buyer”), entered into an agreement with FRC and LSEG through which Buyer will acquire FRC’s asset management business (“Russell Investments”), including RIMCo, from LSEG (the “Transaction”). Buyer is a newly formed acquisition vehicle through which private equity funds affiliated with TA Associates will acquire a majority ownership interest and private equity funds affiliated with Reverence Capital Partners (“RCP”) will acquire a significant minority ownership interest in
Russell Investments. RIMCo expects that the Transaction will be consummated in the first half of 2016, subject to regulatory and other approvals and confirmations, and other conditions being satisfied.

Notes to Quarterly Report 67

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the
Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your
Insurance Company for further details.

68 Shareholder Requests for Additional Information

2015 QUARTERLY REPORT

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

SEPTEMBER 30, 2015

FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Russell Investment Funds

LifePoints ® Funds
Variable Target Portfolio Series

Quarterly Report

September 30, 2015 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints ® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.1%
Alternative - 5.4%
RIC Russell Commodity Strategies Fund Class Y		277,199		1,586
RIC Russell Global Infrastructure Fund Class Y		289,551		3,176
RIF Global Real Estate Securities Fund		72,154		1,071
				5,833

Domestic Equities - 15.0%
RIC Russell U.S. Defensive Equity Fund Class Y		94,538		4,234
RIC Russell U.S. Dynamic Equity Fund Class Y		296,060		3,106
RIF Aggressive Equity Fund		292,499		4,080
RIF Multi-Style Equity Fund		282,666		4,732
				16,152

Fixed Income - 62.4%
RIC Russell Global Opportunistic Credit Fund Class Y		1,215,363		10,817
RIC Russell Investment Grade Bond Fund Class Y		798,127		17,742
RIF Core Bond Fund		3,649,378		38,647
				67,206

International Equities - 15.3%
RIC Russell Emerging Markets Fund Class Y		292,561		4,181
RIC Russell Global Equity Fund Class Y		581,962		6,204
RIF Non-U.S. Fund		565,386		6,151
				16,536

Total Investments in Russell Affiliated Mutual Funds
(cost $99,591)				105,727

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Dec 2015 2,159.50 Call (949)	USD	1	(ÿ)	1
Total Options Purchased
(cost $29)				1

Short-Term Investments - 1.6%
Russell U.S. Cash Management Fund		1,707,152	(8)	1,707
Total Short-Term Investments
(cost $1,707)				1,707

Total Investments 99.7%
(identified cost $101,327)				107,435

Other Assets and Liabilities, Net - 0.3%				303
Net Assets - 100.0%				107,738

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
				Number of	Notional		Expiration	(Depreciation)
				Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures				1	EUR	84	10/15	(1)
CAC40 Index Futures				2	EUR	89	10/15	(4)
DAX Index Futures				1	EUR	242	12/15	(16)
Euro STOXX Index 50 Futures				1	EUR	31	12/15	(1)
FTSE/MIB Index Futures				1	EUR	106	12/15	(2)
IBEX 35 Index Futures				1	EUR	96	10/15	(4)
OMXS30 Index Futures				2	SEK	283	10/15	(2)
Russell 1000 Mini Index Futures				1	USD	106	12/15	(3)
S&P 500 E-Mini Index Futures				15	USD	1,432	12/15	(26)
S&P Mid 400 E-Mini Index Futures				1	USD	136	12/15	(5)
TOPIX Index Futures				1	JPY	14,115	12/15	(2)
Short Positions
FTSE 100 Index Futures				8	GBP	482	12/15	18
MSCI EAFE Mini Index Futures				7	USD	577	12/15	21
MSCI Emerging Markets Mini Index Futures				5	USD	198	12/15	3
Russell 1000 Mini Index Futures				1	USD	106	12/15	3
S&P 500 E-Mini Index Futures				4	USD	382	12/15	5
S&P Mid 400 E-Mini Index Futures				1	USD	136	12/15	5
S&P/TSX 50 Index Futures				2	CAD	312	12/15	2
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(9)

Options Written
Amounts in thousands (except contract amounts)
		Number of		Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts		Price	Amount		Date	$
iShares MSCI EAFE ETF	Put	10,531		58.64	USD	11	12/18/15	(32)
iShares MSCI Emerging Markets ETF	Put	5,709		35.78	USD	6	12/18/15	(20)
Total Liability for Options Written (premiums received $29)								(52)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Royal Bank of Canada		USD		182	AUD	260	12/16/15	—
Royal Bank of Canada		USD		90	CAD	120	12/16/15	—
Royal Bank of Canada		USD		772	JPY	92,740	12/16/15	2
Royal Bank of Canada		EUR		460	USD	517	12/16/15	2
Royal Bank of Canada		GBP		70	USD	107	12/16/15	1
State Street		USD		188	AUD	267	10/08/15	—
State Street		USD		259	CAD	347	10/08/15	1
State Street		USD		285	CHF	278	10/08/15	—
State Street		USD		1,025	EUR	914	10/08/15	(3)
State Street		USD		582	GBP	383	10/08/15	(2)
State Street		USD		77	HKD	597	10/08/15	—
State Street		USD		652	JPY	78,401	10/08/15	2
State Street		USD		105	SEK	883	10/08/15	—
State Street		USD		37	SGD	52	10/08/15	—
State Street		AUD		273	USD	194	10/08/15	3
State Street		AUD		267	USD	187	11/06/15	—
State Street		CAD		346	USD	261	10/08/15	2
State Street		CAD		347	USD	259	11/06/15	(1)
State Street		CHF		280	USD	290	10/08/15	3
State Street		CHF		278	USD	286	11/06/15	—
State Street		EUR		946	USD	1,061	10/08/15	3
State Street		EUR		914	USD	1,025	11/06/15	3
State Street		GBP		395	USD	609	10/08/15	11
State Street		GBP		383	USD	582	11/06/15	2

See accompanying notes which are an integral part of this quarterly report.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street	HKD	646	USD		83	10/08/15	—
State Street	HKD	597	USD		77	11/06/15	—
State Street	JPY	80,370	USD		663	10/08/15	(7)
State Street	JPY	78,401	USD		652	11/06/15	(2)
State Street	SEK	905	USD		107	10/08/15	(1)
State Street	SEK	883	USD		105	11/06/15	—
State Street	SGD	55	USD		39	10/08/15	—
State Street	SGD	52	USD		36	11/06/15	—
UBS	USD	4	AUD		6	10/08/15	—
UBS	USD	2	CHF		2	10/08/15	—
UBS	USD	36	EUR		32	10/08/15	(1)
UBS	USD	18	GBP		12	10/08/15	—
UBS	USD	6	HKD		49	10/08/15	—
UBS	USD	16	JPY		1,969	10/08/15	—
UBS	USD	3	SEK		22	10/08/15	—
UBS	USD	2	SGD		3	10/08/15	—
UBS	CAD	1	USD		1	10/08/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							18

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	1,000	03/07/16	(25)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $—					(25)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$105,727	$—		$—	$105,727
Options Purchased	1	—		—	1
Short-Term Investments	—	1,707		—	1,707
Total Investments	105,728	1,707		—	107,435

Other Financial Instruments
Futures Contracts	(9)	—		—	(9)
Options Written	(52)	—		—	(52)
Foreign Currency Exchange Contracts	—	18		—	18
Total Return Swap Contracts	—	(25)		—	(25)
Total Other Financial Instruments*	$(61)	$(7)		$—	$(68)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 5

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.0%
Alternative - 7.3%
RIC Russell Commodity Strategies Fund Class Y		1,123,920		6,429
RIC Russell Global Infrastructure Fund Class Y		1,058,954		11,617
RIF Global Real Estate Securities Fund		198,248		2,942
				20,988

Domestic Equities - 27.2%
RIC Russell U.S. Defensive Equity Fund Class Y		452,796		20,281
RIC Russell U.S. Dynamic Equity Fund Class Y		1,873,901		19,657
RIF Aggressive Equity Fund		1,188,655		16,582
RIF Multi-Style Equity Fund		1,315,515		22,022
				78,542

Fixed Income - 38.6%
RIC Russell Global Opportunistic Credit Fund Class Y		2,990,454		26,615
RIF Core Bond Fund		8,017,055		84,899
				111,514

International Equities - 24.9%
RIC Russell Emerging Markets Fund Class Y		1,143,936		16,347
RIC Russell Global Equity Fund Class Y		2,624,253		27,974
RIF Non-U.S. Fund		2,537,844		27,612
				71,933

Total Investments in Russell Affiliated Mutual Funds
(cost $258,061)				282,977

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Dec 2015 2,159.50 Call (4,986)	USD	5	(ÿ)	5
Total Options Purchased
(cost $154)				5

Short-Term Investments - 1.4%
Russell U.S. Cash Management Fund		4,022,573	(8)	4,023
Total Short-Term Investments
(cost $4,023)				4,023

Total Investments 99.4%
(identified cost $262,238)				287,005

Other Assets and Liabilities, Net - 0.6%				1,678
Net Assets - 100.0%				288,683

See accompanying notes which are an integral part of this quarterly report.

6 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures				5	EUR	421	10/15	(6)
CAC40 Index Futures				27	EUR	1,202	10/15	(51)
DAX Index Futures				5	EUR	1,207	12/15	(81)
Euro STOXX Index 50 Futures				24	EUR	742	12/15	(37)
FTSE/MIB Index Futures				3	EUR	319	12/15	(6)
IBEX 35 Index Futures				5	EUR	477	10/15	(19)
OMXS30 Index Futures				19	SEK	2,690	10/15	(16)
Russell 1000 Mini Index Futures				4	USD	425	12/15	(9)
S&P 500 E-Mini Index Futures				40	USD	3,817	12/15	(67)
S&P Mid 400 E-Mini Index Futures				5	USD	681	12/15	(16)
TOPIX Index Futures				2	JPY	28,230	12/15	(4)
Short Positions
FTSE 100 Index Futures				38	GBP	2,287	12/15	86
MSCI EAFE Mini Index Futures				37	USD	3,052	12/15	113
MSCI Emerging Markets Mini Index Futures				24	USD	949	12/15	9
Russell 1000 Mini Index Futures				1	USD	106	12/15	3
S&P 500 E-Mini Index Futures				20	USD	1,909	12/15	29
S&P Mid 400 E-Mini Index Futures				2	USD	273	12/15	9
S&P/TSX 50 Index Futures				12	CAD	1,872	12/15	14
SPI 200 Index Futures				9	AUD	1,126	12/15	10
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(39)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
iShares MSCI EAFE ETF	Put	55,083	58.64		USD	55	12/18/15	(169)
iShares MSCI Emerging Markets ETF	Put	30,535	35.78		USD	31	12/18/15	(107)
Total Liability for Options Written (premiums received $154)								(276)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Bank of America		CHF	1,362		USD	1,412	10/08/15	13
Bank of America		EUR	1,152		USD	1,291	10/08/15	5
Bank of America		SEK	4,407		USD	520	10/08/15	(6)
Bank of Montreal		USD	1,214		EUR	1,085	10/08/15	(2)
Bank of Montreal		USD	3,096		JPY	372,240	10/08/15	8
Bank of Montreal		EUR	1,085		USD	1,215	11/06/15	2
Bank of Montreal		JPY	372,240		USD	3,097	11/06/15	(8)
BNP Paribas		USD	1,356		CHF	1,320	10/08/15	(2)
BNP Paribas		USD	1,216		EUR	1,085	10/08/15	(4)
BNP Paribas		USD	500		SEK	4,193	10/08/15	1
BNP Paribas		CHF	1,320		USD	1,358	11/06/15	2
BNP Paribas		EUR	1,085		USD	1,217	11/06/15	4
BNP Paribas		SEK	4,193		USD	501	11/06/15	(1)
Citibank		EUR	1,152		USD	1,292	10/08/15	6
Citibank		GBP	1,922		USD	2,961	10/08/15	54
Citibank		SGD	270		USD	191	10/08/15	1
Commonwealth Bank of Australia		EUR	1,152		USD	1,293	10/08/15	6
Commonwealth Bank of Australia		JPY	391,342		USD	3,229	10/08/15	(32)
Royal Bank of Canada		USD	168	AUD		240	12/16/15	—
Royal Bank of Canada		USD	1,216		EUR	1,085	10/08/15	(4)
Royal Bank of Canada		USD	2,757		GBP	1,817	10/08/15	(9)
Royal Bank of Canada		USD	3,540		JPY	425,000	12/16/15	8
Royal Bank of Canada		USD	174		SGD	247	10/08/15	—

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 7

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Royal Bank of Canada	CAD	90	USD		68	12/16/15	—
Royal Bank of Canada	EUR	1,085	USD		1,216	11/06/15	4
Royal Bank of Canada	EUR	3,290	USD		3,700	12/16/15	19
Royal Bank of Canada	GBP	1,817	USD		2,757	11/06/15	9
Royal Bank of Canada	GBP	430	USD		658	12/16/15	7
Royal Bank of Canada	SGD	247	USD		173	11/06/15	—
State Street	USD	892	AUD		1,269	10/08/15	(2)
State Street	USD	1,230	CAD		1,649	10/08/15	5
State Street	USD	1,216	EUR		1,085	10/08/15	(4)
State Street	USD	366	HKD		2,836	10/08/15	—
State Street	AUD	1,328	USD		945	10/08/15	13
State Street	AUD	1,269	USD		891	11/06/15	2
State Street	CAD	1,686	USD		1,272	10/08/15	9
State Street	CAD	1,649	USD		1,230	11/06/15	(5)
State Street	EUR	1,152	USD		1,291	10/08/15	4
State Street	EUR	1,085	USD		1,216	11/06/15	4
State Street	HKD	3,147	USD		406	10/08/15	—
State Street	HKD	2,836	USD		366	11/06/15	—
UBS	USD	41	AUD		59	10/08/15	—
UBS	USD	28	CAD		37	10/08/15	—
UBS	USD	44	CHF		42	10/08/15	(1)
UBS	USD	302	EUR		268	10/08/15	(3)
UBS	USD	161	GBP		105	10/08/15	(2)
UBS	USD	40	HKD		311	10/08/15	—
UBS	USD	159	JPY		19,102	10/08/15	—
UBS	USD	25	SEK		214	10/08/15	—
UBS	USD	16	SGD		23	10/08/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							101

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	2,900	03/07/16	(73)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(73)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$282,977	$—		$—	$282,977
Options Purchased	5	—		—	5
Short-Term Investments	—	4,023		—	4,023
Total Investments	282,982	4,023		—	287,005

Other Financial Instruments
Futures Contracts	(39)	—		—	(39)
Options Written	(276)	—		—	(276)
Foreign Currency Exchange Contracts	—	101		—	101

See accompanying notes which are an integral part of this quarterly report.

8 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Total Return Swap Contracts	—	(73)		—	(73)
Total Other Financial Instruments*	$(315)	$28		$—	$(287)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 9

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.0%
Alternative - 11.1%
RIC Russell Commodity Strategies Fund Class Y		1,020,475		5,837
RIC Russell Global Infrastructure Fund Class Y		905,893		9,938
RIF Global Real Estate Securities Fund		408,944		6,069
				21,844

Domestic Equities - 35.7%
RIC Russell U.S. Defensive Equity Fund Class Y		354,226		15,866
RIC Russell U.S. Dynamic Equity Fund Class Y		1,477,643		15,500
RIF Aggressive Equity Fund		1,225,699		17,098
RIF Multi-Style Equity Fund		1,285,420		21,518
				69,982

Fixed Income - 17.7%
RIC Russell Global Opportunistic Credit Fund Class Y		1,128,885		10,047
RIF Core Bond Fund		2,339,259		24,773
				34,820

International Equities - 33.5%
RIC Russell Emerging Markets Fund Class Y		1,222,559		17,470
RIC Russell Global Equity Fund Class Y		2,177,856		23,216
RIF Non-U.S. Fund		2,292,556		24,943
				65,629

Total Investments in Russell Affiliated Mutual Funds
(cost $179,273)				192,275

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Dec 2015 2,159.50 Call (3,232)	USD	3	(ÿ)	3
Total Options Purchased
(cost $100)				3

Short-Term Investments - 1.6%
Russell U.S. Cash Management Fund		3,141,739	(8)	3,142
Total Short-Term Investments
(cost $3,142)				3,142

Total Investments 99.6%
(identified cost $182,515)				195,420

Other Assets and Liabilities, Net - 0.4%				738
Net Assets - 100.0%				196,158

See accompanying notes which are an integral part of this quarterly report.

10 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	2	EUR	169	10/15	(3)
CAC40 Index Futures	7	EUR	312	10/15	(13)
DAX Index Futures	1	EUR	242	12/15	(16)
Euro STOXX Index 50 Futures	6	EUR	185	12/15	(9)
FTSE/MIB Index Futures	1	EUR	106	12/15	(2)
IBEX 35 Index Futures	1	EUR	95	10/15	(4)
OMXS30 Index Futures	5	SEK	708	10/15	(4)
Russell 1000 Mini Index Futures	6	USD	637	12/15	(14)
Russell 2000 Mini Index Futures	4	USD	438	12/15	(20)
S&P 500 E-Mini Index Futures	54	USD	5,154	12/15	(95)
S&P Mid 400 E-Mini Index Futures	7	USD	954	12/15	(28)
TOPIX Index Futures	11	JPY	155,265	12/15	(22)
Short Positions
FTSE 100 Index Futures	21	GBP	1,264	12/15	47
MSCI EAFE Mini Index Futures	3	USD	248	12/15	9
MSCI Emerging Markets Mini Index Futures	6	USD	237	12/15	3
S&P/TSX 50 Index Futures	5	CAD	780	12/15	6
SPI 200 Index Futures	4	AUD	501	12/15	5
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(160)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
iShares MSCI EAFE ETF	Put	35,642	58.64	USD		36	12/18/15	(109)
iShares MSCI Emerging Markets ETF	Put	19,914	35.78	USD		20	12/18/15	(70)
Total Liability for Options Written (premiums received $100)								(179)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Royal Bank of Canada	USD		273	AUD	390	12/16/15	—
Royal Bank of Canada	USD		301	CAD	400	12/16/15	(2)
Royal Bank of Canada	USD		3,554	JPY	426,790	12/16/15	8
Royal Bank of Canada	EUR		2,300	USD	2,587	12/16/15	13
Royal Bank of Canada	GBP		40	USD	61	12/16/15	1
State Street	USD		578	AUD	823	10/08/15	(1)
State Street	USD		798	CAD	1,069	10/08/15	4
State Street	USD		879	CHF	856	10/08/15	—
State Street	USD		3,153	EUR	2,813	10/08/15	(10)
State Street	USD		1,789	GBP	1,178	10/08/15	(7)
State Street	USD		237	HKD	1,838	10/08/15	—
State Street	USD		2,007	JPY	241,323	10/08/15	5
State Street	USD		324	SEK	2,719	10/08/15	1
State Street	USD		112	SGD	160	10/08/15	—
State Street	AUD		864	USD	615	10/08/15	8
State Street	AUD		823	USD	578	11/06/15	1
State Street	CAD		1,097	USD	828	10/08/15	6
State Street	CAD		1,069	USD	797	11/06/15	(4)
State Street	CHF		886	USD	919	10/08/15	10
State Street	CHF		856	USD	880	11/06/15	—
State Street	EUR		2,808	USD	3,148	10/08/15	10
State Street	EUR		2,813	USD	3,155	11/06/15	10
State Street	GBP		1,250	USD	1,926	10/08/15	35
State Street	GBP		1,178	USD	1,789	11/06/15	7
State Street	HKD		2,048	USD	264	10/08/15	—

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 11

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
State Street	HKD	1,838	USD	237		11/06/15	—
State Street	JPY	254,593	USD	2,099		10/08/15	(23)
State Street	JPY	241,323	USD	2,007		11/06/15	(5)
State Street	SEK	2,867	USD	338		10/08/15	(4)
State Street	SEK	2,719	USD	324		11/06/15	(1)
State Street	SGD	176	USD	124		10/08/15	1
State Street	SGD	160	USD	112		11/06/15	—
UBS	USD	29	AUD	41		10/08/15	—
UBS	USD	21	CAD	28		10/08/15	—
UBS	USD	31	CHF	30		10/08/15	—
UBS	USD	110	GBP	72		10/08/15	(2)
UBS	USD	27	HKD	210		10/08/15	—
UBS	USD	111	JPY	13,270		10/08/15	—
UBS	USD	18	SEK	148		10/08/15	—
UBS	USD	11	SGD	16		10/08/15	—
UBS	EUR	5	USD	6		10/08/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							61

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Investments in Russell Affiliated Mutual Funds	$192,275		$—		$—		$192,275
Options Purchased	3		—		—		3
Short-Term Investments	—		3,142		—		3,142
Total Investments	192,278		3,142		—		195,420

Other Financial Instruments
Futures Contracts	(160)		—		—		(160)
Options Written	(179)		—		—		(179)
Foreign Currency Exchange Contracts	—		61		—		61
Total Other Financial Instruments*	$(339)		$61		$—		$(278)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

12 Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.2%
Alternative - 11.2%
RIC Russell Commodity Strategies Fund Class Y		248,539		1,422
RIC Russell Global Infrastructure Fund Class Y		216,966		2,380
RIF Global Real Estate Securities Fund		97,017		1,440
				5,242

Domestic Equities - 39.0%
RIC Russell U.S. Defensive Equity Fund Class Y		95,355		4,271
RIC Russell U.S. Dynamic Equity Fund Class Y		404,012		4,238
RIF Aggressive Equity Fund		365,035		5,092
RIF Multi-Style Equity Fund		281,643		4,715
				18,316

Fixed Income - 9.1%
RIC Russell Global Opportunistic Credit Fund Class Y		480,931		4,280

International Equities - 38.9%
RIC Russell Emerging Markets Fund Class Y		362,394		5,178
RIC Russell Global Equity Fund Class Y		662,355		7,061
RIF Non-U.S. Fund		558,235		6,073
				18,312

Total Investments in Russell Affiliated Mutual Funds
(cost $41,172)				46,150

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Dec 2015 2,159.50 Call (877)	USD	1	(ÿ)	1
Total Options Purchased
(cost $27)				1

Short-Term Investments - 1.3%
Russell U.S. Cash Management Fund		629,687	(8)	630
Total Short-Term Investments
(cost $630)				630

Total Investments 99.5%
(identified cost $41,829)				46,781

Other Assets and Liabilities, Net - 0.5%				226
Net Assets - 100.0%				47,007

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 13

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures				1	EUR	84	10/15	(1)
CAC40 Index Futures				1	EUR	45	10/15	(2)
Euro STOXX Index 50 Futures				1	EUR	31	12/15	(2)
Russell 1000 Mini Index Futures				1	USD	106	12/15	(3)
Russell 2000 Mini Index Futures				1	USD	110	12/15	(5)
S&P 500 E-Mini Index Futures				12	USD	1,145	12/15	(21)
S&P Mid 400 E-Mini Index Futures				1	USD	136	12/15	(5)
TOPIX Index Futures				4	JPY	56,460	12/15	(8)
Short Positions
FTSE 100 Index Futures				5	GBP	301	12/15	12
MSCI EAFE Mini Index Futures				2	USD	165	12/15	6
MSCI Emerging Markets Mini Index Futures				2	USD	79	12/15	1
S&P/TSX 50 Index Futures				1	CAD	156	12/15	1
SPI 200 Index Futures				1	AUD	125	12/15	1
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(26)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
iShares MSCI EAFE ETF	Put	9,721	58.64		USD	10	12/18/15	(30)
iShares MSCI Emerging Markets ETF	Put	5,310	35.78		USD	5	12/18/15	(18)
Total Liability for Options Written (premiums received $27)								(48)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Royal Bank of Canada		USD	105		AUD	150	12/16/15	—
Royal Bank of Canada		USD	90		CAD	120	12/16/15	—
Royal Bank of Canada		USD	61		GBP	40	12/16/15	(1)
Royal Bank of Canada		USD	1,045		JPY	125,480	12/16/15	2
Royal Bank of Canada		EUR	530		USD	596	12/16/15	3
State Street		USD	153		AUD	218	10/08/15	—
State Street		USD	211		CAD	283	10/08/15	1
State Street		USD	232		CHF	226	10/08/15	—
State Street		USD	834		EUR	744	10/08/15	(3)
State Street		USD	474		GBP	312	10/08/15	(2)
State Street		USD	63		HKD	486	10/08/15	—
State Street		USD	531		JPY	63,814	10/08/15	1
State Street		USD	86		SEK	719	10/08/15	—
State Street		USD	30		SGD	42	10/08/15	—
State Street		AUD	230		USD	164	10/08/15	2
State Street		AUD	218		USD	153	11/06/15	—
State Street		CAD	292		USD	220	10/08/15	2
State Street		CAD	283		USD	211	11/06/15	(1)
State Street		CHF	236		USD	245	10/08/15	3
State Street		CHF	226		USD	232	11/06/15	—
State Street		EUR	721		USD	808	10/08/15	3
State Street		EUR	744		USD	834	11/06/15	3
State Street		GBP	333		USD	513	10/08/15	8
State Street		GBP	312		USD	474	11/06/15	2
State Street		HKD	545		USD	70	10/08/15	—
State Street		HKD	486		USD	63	11/06/15	—
State Street		JPY	67,796		USD	559	10/08/15	(6)
State Street		JPY	63,814		USD	531	11/06/15	(1)
State Street		SEK	763		USD	90	10/08/15	(1)

See accompanying notes which are an integral part of this quarterly report.

14 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	SEK	719	USD	86	11/06/15	—
State Street	SGD	47	USD	33	10/08/15	—
State Street	SGD	42	USD	29	11/06/15	—
UBS	USD	8	AUD	12	10/08/15	—
UBS	USD	7	CAD	9	10/08/15	—
UBS	USD	10	CHF	10	10/08/15	—
UBS	USD	32	GBP	21	10/08/15	—
UBS	USD	8	HKD	59	10/08/15	—
UBS	USD	33	JPY	3,982	10/08/15	—
UBS	USD	5	SEK	44	10/08/15	—
UBS	USD	4	SGD	5	10/08/15	—
UBS	EUR	23	USD	26	10/08/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						15

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	1,400	03/07/16	(35)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $—					(35)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$46,150	$—		$—	$46,150
Options Purchased	1	—		—	1
Short-Term Investments	—	630		—	630
Total Investments	46,151	630		—	46,781

Other Financial Instruments
Futures Contracts	(26)	—		—	(26)
Options Written	(48)	—		—	(48)
Foreign Currency Exchange Contracts	—	15		—	15
Total Return Swap Contracts	—	(35)		—	(35)
Total Other Financial Instruments*	$(74)	$(20)		$—	$(94)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 15

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

Notes to Schedule of Investments — September 30, 2015 (Unaudited)

Footnotes:
(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.

16 Notes to Schedule of Investments

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2015 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on four of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended ("Investment
Company Act"), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The
Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, at present, in Shares of several other
Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”).
Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds.
In addition to investing in the Underlying Funds, Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. RIMCo may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current
Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows each Fund’s target strategic asset allocation effective May 1, 2015 to alternative Underlying Funds, equity Underlying Funds and fixed income Underlying Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Russell Commodity Strategies, RIC Russell Global Infrastructure and RIF Global Real Estate Securities Funds.
The equity Underlying Funds in which the Funds may invest include the RIC Russell U.S. Defensive Equity, RIC Russell U.S.
Dynamic Equity, RIF Aggressive Equity, RIF Multi-Style Equity, RIC Russell Emerging Markets, RIC Russell Global Equity
and RIF Non-U.S. Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Russell Global
Opportunistic Credit, RIC Russell Investment Grade Bond, RIC Russell Short Duration Bond and RIF Core Bond Funds.

	Asset Allocation Targets as of May 1, 2015*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
Underlying Funds	Fund	Fund	Fund	Strategy Fund
Alternative Underlying Funds**	7%	10%	13%	13%
Equity Underlying Funds	34	55	71	79
Fixed Income Underlying Funds	59	35	16	8

* Prospectus dated May 1, 2015, as supplemented through July 6, 2015. Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to

Notes to Quarterly Report 17

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation
The Funds value the shares of the Underlying Funds at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk
(e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company ("RFSC"), acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index

18 Notes to Quarterly Report

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s net asset value ("NAV"), securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund or Underlying
Fund.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Notes to Quarterly Report 19

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

Derivatives
To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended September 30, 2015, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ period end foreign currency exchange contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended September 30, 2015.

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives

20 Notes to Quarterly Report

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended September 30, 2015, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ period end options contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended September 30, 2015.

Futures Contracts
The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2015, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds’ period end futures contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended September 30, 2015.

As of September 30, 2015, the Funds has cash collateral balances in connection with future contracts purchased/sold as follows:

Cash Collateral for Futures
Moderate Strategy Fund	$400,000
Balanced Strategy Fund	$1,700,000
Growth Strategy Fund	$800,000
Equity Growth Strategy Fund	$300,000

Notes to Quarterly Report 21

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return swaps and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The
Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of September 30, 2015, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

Cash Collateral for Swaps
Balanced Strategy Fund	$350,000

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2015, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended September 30, 2015.

22 Notes to Quarterly Report

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds'
financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Related Party Transactions, Fees and Expenses

Adviser and Administrator
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of September 30, 2015, the
Funds had invested $9,501,151 in the Russell U.S. Cash Management Fund.
4. Federal Income Taxes
At September 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund
Cost of Investments	$104,752,814	$270,439,440
Unrealized Appreciation	$3,951,382	$22,537,783
Unrealized Depreciation	(1,269,289)	(5,971,779)
Net Unrealized Appreciation (Depreciation)	$2,682,093	$16,566,004

	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$188,224,038	$45,507,982
Unrealized Appreciation	$12,160,288	$1,836,300
Unrealized Depreciation	(4,963,910)	(563,058)
Net Unrealized Appreciation (Depreciation)	$7,196,378	$1,273,242

5. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds, some of which are
Underlying Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell
Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International
Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity
Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the
District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from

Notes to Quarterly Report 23

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2015 (Unaudited)

these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.
6. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of this Quarterly Report or additional disclosures except the following:

On October 2, 2015, the Board declared dividends payable from net investment income. Dividends will be payable on October 6,
2015, to shareholders of record on October 5, 2015.

RIMCo has advised the Funds that, on October 8, 2015, Emerald Acquisition Limited, a company incorporated under the laws of England and Wales (“Buyer”), entered into an agreement with FRC and LSEG through which Buyer will acquire FRC’s asset management business (“Russell Investments”), including RIMCo, from LSEG (the “Transaction”). Buyer is a newly formed acquisition vehicle through which private equity funds affiliated with TA Associates will acquire a majority ownership interest and private equity funds affiliated with Reverence Capital Partners (“RCP”) will acquire a significant minority ownership interest in
Russell Investments. RIMCo expects that the Transaction will be consummated in the first half of 2016, subject to regulatory and other approvals and confirmations, and other conditions being satisfied.

24 Notes to Quarterly Report

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the
Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your
Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 25

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”))are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-
15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the
Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President and
CEO, Russell Fund Services Company

Date: November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President and
CEO, Russell Fund Services Company

Date: November 13, 2015

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer and Chief Accounting Officer and CFO, Russell Investment Company;
Global Head of Fund Services, Russell Investment Management Company and
Russell Financial Services Company

Date: November 13, 2015